UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-7885

Name of Fund: Master Extended Market Index Series of Quantitative Master Series
              Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Extended Market Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 01/01/06 - 03/31/06

Item 1 - Schedule of Investments

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.6%                               200   Aerosonic Corp. (a)                                    $        1,710
                                             1,900   Armor Holdings, Inc. (a)                                      110,751
                                             2,900   Crane Co.                                                     118,929
                                             1,500   Cubic Corp.                                                    35,910
                                             1,633   DRS Technologies, Inc.                                         89,603
                                             2,200   EDO Corp.                                                      67,870
                                               400   ESCO Technologies, Inc. (a)                                    20,260
                                             1,200   EnPro Industries, Inc. (a)                                     41,160
                                               700   Esterline Technologies Corp. (a)                               29,925
                                             7,400   Garmin Ltd. (f)                                               587,782
                                             3,100   GenCorp, Inc. (a)                                              63,705
                                             1,792   Heico Corp. Class A                                            48,796
                                             2,700   KVH Industries, Inc. (a)                                       29,889
                                             1,500   Kaman Corp. Class A                                            37,740
                                               400   MTC Technologies, Inc. (a)                                     11,196
                                             1,200   Metrologic Instruments, Inc. (a)                               27,756
                                               700   SatCon Technology Corp. (a)                                     1,610
                                               500   Spacehab, Inc. (a)                                                465
                                             1,900   Teledyne Technologies, Inc. (a)                                67,640
                                                41   Timco Aviation Services, Inc. (a)                                 174
                                             3,400   Trimble Navigation Ltd. (a)                                   153,170
                                             2,100   Veeco Instruments, Inc. (a)                                    49,035
                                                                                                            --------------
                                                                                                                 1,595,076
--------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.6%                         1,900   AAR Corp. (a)                                                  54,112
                                            10,200   AMR Corp. (a)                                                 275,910
                                             3,500   AirTran Holdings, Inc. (a)                                     63,385
                                             1,500   Alaska Air Group, Inc. (a)                                     53,175
                                             1,800   Aviall, Inc. (a)                                               68,544
                                             1,200   Aviation General, Inc. (a)                                          0
                                             4,870   Continental Airlines, Inc. Class B (a)                        131,003
                                             2,595   EGL, Inc. (a)                                                 116,775
                                             1,600   ExpressJet Holdings, Inc. (a)                                  11,904
                                             2,100   Frontier Airlines, Inc. (a)                                    16,170
                                               700   Great Lakes Aviation Ltd. (a)                                     798
                                             7,302   Hawaiian Holdings, Inc. (a)                                    38,043
                                             4,975   JetBlue Airways Corp. (a)(f)                                   53,332
                                               900   LMI Aerospace, Inc. (a)                                        16,326
                                             1,200   MAIR Holdings, Inc. (a)                                         5,616
                                             1,900   Mesa Air Group, Inc. (a)                                       21,736
                                               800   Midwest Air Group, Inc. (a)                                     5,280
                                               700   PHI, Inc. (a)                                                  25,704
                                             1,300   Pinnacle Airlines Corp. (a)                                     8,658
                                               100   Republic Airways Holdings, Inc. (a)                             1,481
                                             3,500   Skywest, Inc.                                                 102,445
                                            14,530   UAL Corp. (a)(f)                                              580,183
                                             3,359   US Airways Group, Inc. (a)                                    134,360
                                               200   Vanguard Airlines, Inc. (a)                                         0
                                                                                                            --------------
                                                                                                                 1,784,940
--------------------------------------------------------------------------------------------------------------------------
Apparel - 0.9%                                 950   Aeropostale, Inc. (a)                                          28,652
                                             3,400   Ashworth, Inc. (a)                                             33,762

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             6,250   bebe Stores, Inc.                                      $      115,125
                                             1,200   Brown Shoe Co., Inc.                                           62,976
                                               700   The Buckle, Inc.                                               28,665
                                             2,900   CROCS, Inc. (a)(f)                                             72,935
                                               900   Cache, Inc. (a)                                                16,506
                                               400   Cherokee, Inc.                                                 16,108
                                             2,400   Columbia Sportswear Co. (a)                                   127,992
                                             4,300   DHB Industries, Inc. (a)                                       20,554
                                             1,500   Deckers Outdoor Corp. (a)(f)                                   60,810
                                               600   Escalade, Inc.                                                  6,654
                                               600   Finlay Enterprises, Inc. (a)                                    6,156
                                             4,117   Fossil, Inc. (a)                                               76,494
                                             1,800   GSI Commerce, Inc. (a)                                         30,600
                                             1,700   Guess?, Inc. (a)                                               66,487
                                               600   Hampshire Group Ltd. (a)                                       12,264
                                             2,100   Hartmarx Corp. (a)                                             18,711
                                             4,300   Iconix Brand Group, Inc. (a)                                   62,565
                                             1,900   The J. Jill Group, Inc. (a)                                    45,429
                                             1,656   Jos. A. Bank Clothiers, Inc. (a)                               79,405
                                             1,600   K-Swiss, Inc. Class A                                          48,224
                                             1,600   Kellwood Co.                                                   50,224
                                             1,100   Kenneth Cole Productions, Inc. Class A                         30,470
                                               500   Lacrosse Footwear, Inc. (a)                                     6,035
                                               800   Mossimo, Inc. (a)                                               4,360
                                               300   Mothers Work, Inc. (a)                                          7,206
                                             2,000   New York & Co. (a)                                             29,880
                                             1,600   Oxford Industries, Inc.                                        81,808
                                               600   Perry Ellis International, Inc. (a)                            13,578
                                             2,000   Phillips-Van Heusen Corp.                                      76,420
                                             1,000   Phoenix Footwear Group, Inc. (a)                                5,900
                                             5,300   Polo Ralph Lauren Corp.                                       321,233
                                             1,400   Quaker Fabric Corp. (a)                                         1,890
                                             7,500   Quiksilver, Inc. (a)                                          103,950
                                             1,000   Rocky Shoes & Boots, Inc. (a)                                  26,400
                                             2,400   Russell Corp.                                                  33,120
                                             2,300   Skechers U.S.A., Inc. Class A (a)                              57,339
                                             1,500   Stage Stores, Inc.                                             44,625
                                               800   Steven Madden Ltd.                                             28,400
                                             2,400   Stride Rite Corp.                                              34,752
                                             1,500   Superior Uniform Group, Inc.                                   16,515
                                               200   Tandy Brands Accessories, Inc.                                  2,060
                                             4,000   Timberland Co. Class A (a)                                    136,920
                                             2,700   True Religion Apparel, Inc. (a)                                49,869
                                             4,100   Under Armour, Inc. Class A (a)(f)                             132,840
                                             3,200   Unifi, Inc. (a)                                                10,688
                                             1,400   Volcom Inc. (a)                                                49,742
                                             2,700   The Warnaco Group, Inc. (a)                                    64,800
                                               300   Weyco Group, Inc.                                               6,750
                                             3,600   Wolverine World Wide, Inc.                                     79,668
                                                                                                            --------------
                                                                                                                 2,544,516
--------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
Banks - 4.2%                                   800   Alabama National Bancorporation                        $       54,720
                                               200   Ameriana Bancorp                                                2,600
                                               400   American National Bankshares, Inc.                              9,396
                                               600   AmericanWest Bancorp (a)                                       15,882
                                               720   Ameris Bancorp                                                 16,747
                                               444   Arrow Financial Corp.                                          12,166
                                             7,759   Associated Banc-Corp.                                         263,651
                                             1,200   BCSB Bankcorp, Inc.                                            15,300
                                             1,000   The Banc Corp. (a)                                             11,850
                                               800   Bancfirst Corp.                                                34,880
                                             4,100   Bancorpsouth, Inc.                                             98,441
                                             3,800   Bank Mutual Corp.                                              44,992
                                               525   Bank of Granite Corp.                                          10,642
                                             3,500   Bank of Hawaii Corp.                                          186,585
                                             3,500   BankAtlantic Bancorp, Inc. Class A                             50,365
                                               200   Bar Harbor Bankshares                                           6,300
                                               300   Berkshire Bancorp, Inc.                                         4,983
                                             2,500   Boston Private Financial Holdings, Inc.                        84,475
                                             3,499   Brookline Bancorp, Inc.                                        54,199
                                               500   Bryn Mawr Bank Corp.                                           11,085
                                               800   CFS Bancorp, Inc.                                              11,984
                                               300   Camden National Corp.                                          11,520
                                             1,100   Capital Bank Corp.                                             17,875
                                               625   Capital City Bank Group, Inc.                                  22,219
                                               420   Capitol Bancorp Ltd.                                           19,635
                                             4,640   Capitol Federal Financial                                     149,872
                                               210   Carrollton Bancorp                                              3,349
                                             1,000   Cascade Bancorp                                                29,270
                                               546   Center Bancorp, Inc.                                            6,497
                                             1,300   Century Bancorp, Inc. Class A                                  37,739
                                             1,113   Chemical Financial Corp.                                       35,961
                                             2,333   Chittenden Corp.                                               67,587
                                             3,300   Citizens Banking Corp.                                         88,605
                                             2,428   Citizens South Banking Corp.                                   30,787
                                             1,500   City Holding Co.                                               55,185
                                             2,800   City National Corp.                                           215,012
                                               300   CityBank                                                       13,869
                                               980   Clifton Savings Bancorp, Inc.                                  10,476
                                             1,250   CoBiz, Inc.                                                    25,750
                                             7,555   The Colonial BancGroup, Inc.                                  188,875
                                             1,830   Columbia Banking System, Inc.                                  61,232
                                               100   Comm Bancorp, Inc.                                              4,200
                                             6,020   Commerce Bancorp, Inc.                                        220,633
                                             4,604   Commerce Bancshares, Inc.                                     237,889
                                               356   Commercial Bankshares, Inc.                                    12,560
                                               100   Commercial National Financial Corp.                             1,980
                                             1,600   Community Bank System, Inc.                                    35,728
                                             1,148   Community Banks, Inc.                                          32,672
                                               880   Community Trust Bancorp, Inc.                                  29,832
                                             1,500   Corus Bankshares, Inc.                                         89,160

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             3,440   Cullen/Frost Bankers, Inc.                             $      184,900
                                             6,350   Doral Financial Corp.                                          73,342
                                             3,690   East-West Bancorp, Inc.                                       142,250
                                               400   EuroBancshares, Inc. (a)                                        4,716
                                               250   Exchange National Bancshares, Inc.                              7,420
                                               300   FNB Corp., North Carolina                                       6,126
                                             2,985   FNB Corp., Pennsylvania                                        51,044
                                               300   FNB Corp., Virginia                                            10,194
                                             1,406   FNB Financial Services Corp.                                   22,566
                                               300   Farmers Capital Bank Corp.                                      9,627
                                               100   Financial Institutions, Inc.                                    1,889
                                               600   First BanCorp, North Carolina                                  13,428
                                             4,700   First BanCorp, Puerto Rico                                     58,092
                                               750   First Busey Corp.                                              15,825
                                             4,000   First Cash Financial Services, Inc. (a)                        79,960
                                             1,300   First Charter Corp.                                            32,110
                                               600   First Citizens BancShares, Inc. Class A                       115,800
                                             3,300   First Commonwealth Financial Corp.                             48,378
                                             1,200   First Federal Bancshares of Arkansas, Inc.                     30,888
                                             2,510   First Financial Bancorp                                        41,766
                                               466   First Financial Bankshares, Inc.                               17,848
                                               297   First Financial Service Corp.                                   8,907
                                               300   First M&F Corp.                                                10,440
                                               215   First Merchants Corp.                                           5,702
                                             2,675   First Midwest Bancorp, Inc.                                    97,825
                                             1,210   First Mutual Bancshares, Inc.                                  31,158
                                             6,906   First Niagara Financial Group, Inc.                           101,242
                                               450   First Oak Brook Bancshares, Inc.                               12,037
                                               200   The First of Long Island Corp.                                  8,450
                                             1,200   First Republic Bank                                            45,384
                                               400   First South Bancorp, Inc.                                      15,148
                                             2,300   First State Bancorporation                                     61,088
                                             1,084   FirstBank NW Corp.                                             19,935
                                             4,900   FirstMerit Corp.                                              120,834
                                               500   Flag Financial Corp.                                            8,875
                                             1,200   Franklin Bank Corp. (a)                                        23,076
                                               600   Frontier Financial Corp.                                       19,824
                                            10,868   Fulton Financial Corp.                                        186,930
                                               661   German American Bancorp                                         8,884
                                             4,400   Gold Banc Corp., Inc.                                          80,608
                                               600   Great Southern Bancorp, Inc.                                   17,328
                                             2,964   Greater Bay Bancorp                                            82,221
                                               445   Greater Community Bancorp                                       6,786
                                             1,600   Hancock Holding Co.                                            74,432
                                             2,856   Hanmi Financial Corp.                                          51,579
                                             1,400   Harbor Florida Bancshares, Inc.                                53,018
                                             1,618   Harleysville National Corp.                                    36,793
                                               700   Heritage Commerce Corp.                                        17,500
                                             1,200   Home Federal Bancorp                                           32,376
                                               500   Horizon Financial Corp.                                        12,780
                                            37,894   Hudson City Bancorp, Inc.                                     503,611

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                                 7   Huntington Bancshares, Inc.                            $          169
                                               800   Independent Bank Corp.                                         25,720
                                             1,000   Integra Bank Corp.                                             22,860
                                               975   Interchange Financial Services Corp.                           18,525
                                             2,175   Internet Capital Group, Inc. (a)                               20,489
                                             1,500   Irwin Financial Corp.                                          28,995
                                             2,500   Jefferson Bancshares, Inc.                                     33,725
                                             4,000   Kearny Financial Corp.                                         54,920
                                               500   LSB Bancshares, Inc.                                            9,000
                                               200   Lakeland Financial Corp.                                        9,350
                                               250   MASSBANK Corp.                                                  8,223
                                             1,100   Main Street Banks, Inc.                                        28,468
                                               363   MainSource Financial Group, Inc.                                6,861
                                               300   Mercantile Bank Corp.                                          11,730
                                             7,149   Mercantile Bankshares Corp.                                   274,879
                                               350   Merchants Bancshares, Inc.                                      8,592
                                             1,400   Mid-State Bancshares                                           41,202
                                             1,000   Midwest Banc Holdings, Inc.                                    25,940
                                             1,460   NBT Bancorp, Inc.                                              33,945
                                             3,200   Nara Bancorp, Inc.                                             56,160
                                               983   National Penn Bancshares, Inc.                                 20,918
                                             2,900   Netbank, Inc.                                                  20,996
                                             5,400   NewAlliance Bancshares, Inc.                                   77,922
                                             1,200   NewMil Bancorp, Inc.                                           35,580
                                             1,500   North Valley Bancorp                                           26,940
                                               300   Northern States Financial Corp.                                 6,600
                                               150   Norwood Financial Corp.                                         4,800
                                               700   OceanFirst Financial Corp.                                     17,150
                                               875   Ohio Valley Banc Corp.                                         22,203
                                             4,332   Old National Bancorp                                           93,744
                                             1,000   Old Second Bancorp, Inc.                                       32,830
                                               546   Omega Financial Corp.                                          18,488
                                             1,294   Oriental Financial Group                                       18,698
                                             2,460   PFF Bancorp, Inc.                                              82,927
                                             1,000   Pamrapo Bancorp, Inc.                                          20,800
                                               830   Park National Corp.                                            88,395
                                               300   Parkvale Financial Corp.                                        8,370
                                               363   Peapack Gladstone Financial Corp.                               9,296
                                               800   Pennfed Financial Services, Inc.                               15,336
                                               200   Peoples Bancorp                                                 4,148
                                               595   Peoples Bancorp, Inc.                                          17,850
                                               220   Peoples Bancorp of North Carolina, Inc.                         5,940
                                             1,120   Peoples Banctrust Co., Inc.                                    20,720
                                             8,013   People's Bank                                                 262,426
                                             1,200   Peoples Financial Corp.                                        22,572
                                               400   Placer Sierra Bancshares                                       11,420
                                            17,239   Popular, Inc.                                                 357,882
                                             1,700   PrivateBancorp, Inc.                                           70,533
                                             1,100   Prosperity Bancshares, Inc.                                    33,231
                                             2,856   Provident Bankshares Corp.                                    104,101

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             2,603   Provident New York Bancorp                             $       33,761
                                             3,300   Prudential Bancorp, Inc. of Pennsylvania                       44,550
                                             3,773   Republic Bancorp, Inc.                                         45,427
                                             1,284   Republic Bancorp, Inc. Class A                                 26,091
                                             2,600   Republic First Bancorp, Inc. (a)                               38,168
                                               748   Royal Bancshares of Pennsylvania Class A                       18,341
                                             1,500   S&T Bancorp, Inc.                                              54,870
                                             6,000   S1 Corp. (a)                                                   30,240
                                             2,275   SVB Financial Group (a)                                       120,689
                                               200   SY Bancorp, Inc.                                                5,284
                                               750   Sandy Spring Bancorp, Inc.                                     28,492
                                               151   Savannah Bancorp, Inc.                                          5,305
                                               870   Seacoast Banking Corp. of Florida                              25,326
                                               300   Shore Bancshares, Inc.                                         10,389
                                             1,700   Signature Bank (a)                                             55,403
                                               400   Simmons First National Corp. Class A                           11,904
                                             5,904   Sky Financial Group, Inc.                                     156,456
                                             4,455   The South Financial Group, Inc.                               116,498
                                               800   Southwest Bancorp, Inc.                                        17,792
                                               132   Southwest Georgia Financial Corp.                               3,234
                                               525   State Bancorp, Inc.                                             8,027
                                             1,105   Sterling Bancorp                                               22,763
                                             3,950   Sterling Bancshares, Inc.                                      71,297
                                               700   Suffolk Bancorp                                                24,290
                                               700   Summit Bancshares, Inc.                                        13,489
                                             1,037   Sun Bancorp, Inc. (a)                                          20,221
                                             2,572   Susquehanna Bancshares, Inc.                                   66,280
                                             8,790   TCF Financial Corp.                                           226,343
                                            14,414   TD Banknorth, Inc.                                            423,051
                                             1,400   Texas Capital Bancshares, Inc. (a)                             33,600
                                             4,098   Texas Regional Bancshares, Inc. Class A                       120,835
                                               484   Tompkins Trustco, Inc.                                         23,305
                                               900   Trico Bancshares                                               25,488
                                             4,160   TrustCo Bank Corp. NY                                          50,627
                                             3,400   Trustmark Corp.                                               107,576
                                             5,250   UCBH Holdings, Inc.                                            99,330
                                             1,310   UMB Financial Corp.                                            92,001
                                               983   USB Holding Co., Inc.                                          22,550
                                             3,736   Umpqua Holdings Corp.                                         106,476
                                               500   Union Bankshares Corp.                                         22,855
                                             9,200   UnionBanCal Corp.                                             645,472
                                               306   United Bancorp, Inc.                                            3,289
                                             3,400   United Bankshares, Inc.                                       130,118
                                             1,632   United Community Financial Corp.                               19,780
                                             1,200   Vail Banks, Inc.                                               19,332
                                             7,050   Valley National Bancorp                                       180,621
                                               831   Virginia Commerce Bancorp (a)                                  29,874
                                               500   WSFS Financial Corp.                                           31,415
                                               800   Washington Trust Bancorp, Inc.                                 22,456

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             1,300   WesBanco, Inc.                                         $       42,653
                                               800   West Coast Bancorp                                             22,360
                                             1,900   Westamerica Bancorporation                                     98,648
                                             1,300   Western Alliance Bancorp (a)                                   48,295
                                             3,625   Whitney Holding Corp.                                         128,542
                                             3,900   Wilmington Trust Corp.                                        169,065
                                             1,550   Wintrust Financial Corp.                                       90,163
                                             1,500   Yardville National Bancorp                                     55,200
                                                                                                            --------------
                                                                                                                11,898,628
--------------------------------------------------------------------------------------------------------------------------
Business Machines - 1.8%                    21,790   3Com Corp. (a)                                                111,565
                                               600   3D Systems Corp. (a)                                           12,822
                                             3,700   ActivIdentity Corp. (a)                                        15,503
                                             9,400   Adaptec, Inc. (a)                                              51,982
                                             5,200   Advanced Digital Information Corp. (a)                         45,656
                                             5,000   American Software Class A                                      36,350
                                               900   Analogic Corp.                                                 59,580
                                               900   Applied Films Corp. (a)                                        17,487
                                             2,500   Arbitron, Inc.                                                 84,550
                                             3,100   Artesyn Technologies, Inc. (a)                                 33,945
                                             1,915   Avici Systems, Inc. (a)                                         8,522
                                             2,700   Avocent Corp. (a)                                              85,698
                                            25,540   BEA Systems, Inc. (a)                                         335,340
                                             1,400   Black Box Corp.                                                67,270
                                             4,800   Borland Software Corp. (a)                                     25,920
                                               600   California First National Bancorp                               8,676
                                             1,750   Charles & Colvard Ltd.                                         18,952
                                               700   Communication Intelligence (a)                                    301
                                             1,900   Computer Horizons Corp. (a)                                     9,500
                                             3,900   Concurrent Computer Corp. (a)                                  12,597
                                             2,100   Convera Corp. (a)                                              20,118
                                             5,100   Cray, Inc. (a)(f)                                               9,231
                                             3,800   Diebold, Inc.                                                 156,180
                                               200   Digi International, Inc. (a)                                    2,334
                                             3,600   Digital Lightwave, Inc. (a)(f)                                  2,088
                                             3,100   Emageon, Inc. (a)                                              52,669
                                                30   Exabyte Corp. (a)                                                  17
                                             4,051   Fair Isaac Corp.                                              160,501
                                               900   Flow International Corp. (a)                                   11,853
                                             7,900   Foundry Networks, Inc. (a)                                    143,464
                                             2,900   Hanger Orthopedic Group, Inc. (a)                              20,155
                                             3,000   Hypercom Corp. (a)                                             27,900
                                             8,200   IKON Office Solutions, Inc.                                   116,850
                                             4,900   Immersion Corp. (a)                                            42,532
                                             4,400   Input/Output, Inc. (a)                                         42,724
                                             4,570   Integrated Device Technology, Inc. (a)                         67,910
                                             2,616   Intergraph Corp. (a)                                          108,983
                                             2,200   InterVoice, Inc. (a)                                           18,942
                                             3,060   Iomega Corp. (a)                                               10,037
                                             6,800   Island Pacific, Inc. (a)(f)                                       816
                                            32,247   Juniper Networks, Inc. (a)                                    616,563

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             3,500   LTX Corp. (a)                                          $       18,900
                                             2,100   Lantronix, Inc. (a)                                             4,872
                                             2,000   MIPS Technologies, Inc. (a)                                    14,920
                                               200   MTI Technology Corp. (a)                                          270
                                            14,412   Maxtor Corp. (a)                                              137,779
                                             8,010   McData Corp. (a)                                               37,006
                                            11,349   Microchip Technology, Inc.                                    411,969
                                             2,500   Micros Systems, Inc. (a)                                      115,175
                                             6,200   Napster Inc. (a)                                               20,956
                                             7,500   Network Engines, Inc. (a)                                      23,250
                                             1,500   Omnicell, Inc. (a)                                             17,085
                                             3,926   Palm, Inc. (a)(f)                                              90,926
                                             3,385   Premiere Global Services, Inc. (a)                             27,249
                                             2,200   Rackable Systems, Inc. (a)                                    116,270
                                             5,743   Salesforce.com, Inc. (a)                                      208,643
                                             8,990   Sandisk Corp. (a)                                             517,105
                                               600   Scansource, Inc. (a)                                           36,246
                                               300   Scientific Technologies, Inc. (a)                               2,310
                                             3,200   Sigma Designs, Inc. (a)                                        46,688
                                               445   SumTotal Systems, Inc. (a)                                      2,247
                                             5,655   Sybase, Inc. (a)                                              119,434
                                             1,700   Tech Data Corp. (a)                                            62,747
                                            11,100   Total System Services, Inc.                                   221,112
                                               940   Transact Technologies, Inc. (a)                                 8,883
                                             2,700   VeriFone Holdings, Inc. (a)                                    81,783
                                             2,075   Vitria Technology, Inc. (a)                                     6,038
                                             3,250   Web.com, Inc. (a)                                              19,272
                                             3,100   White Electronic Designs Corp. (a)                             18,166
                                                                                                            --------------
                                                                                                                 5,061,384
--------------------------------------------------------------------------------------------------------------------------
Business Services - 9.9%                     5,940   24/7 Real Media, Inc. (a)                                      62,132
                                               600   4Kids Entertainment, Inc. (a)                                  10,314
                                             4,900   @Road Inc. (a)                                                 24,843
                                             2,900   ABM Industries, Inc.                                           55,593
                                             2,500   AMICAS, Inc. (a)                                               11,800
                                             3,320   AMN Healthcare Services, Inc. (a)                              62,150
                                            11,100   Aastrom Biosciences, Inc. (a)(f)                               22,422
                                            55,300   Accenture Ltd. Class A                                      1,662,871
                                             3,700   Actuate Corp. (a)                                              15,725
                                                40   Adept Technology, Inc. (a)                                        400
                                             5,290   Adesa, Inc.                                                   141,455
                                             1,800   Administaff, Inc.                                              97,848
                                             2,500   Advent Software, Inc. (a)                                      71,050
                                             1,000   The Advisory Board Co. (a)                                     55,770
                                             1,800   Advo, Inc.                                                     57,600
                                             2,600   Aether Holdings, Inc. (a)                                      10,010
                                             2,060   Affymetrix, Inc. (a)                                           67,836
                                             3,100   Agile Software Corp. (a)                                       23,653
                                             8,800   Akamai Technologies, Inc. (a)                                 289,432
                                             1,800   Aksys Ltd. (a)(f)                                               2,250
                                             2,300   Alderwoods Group, Inc. (a)                                     41,170

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             3,400   Alfacell Corp. (a)                                     $       12,512
                                             4,000   Alliance Data Systems Corp. (a)                               187,080
                                             1,000   The Allied Defense Group, Inc. (a)                             21,950
                                             2,500   Alteon, Inc. (a)                                                  550
                                             1,600   Altiris, Inc. (a)                                              35,216
                                               600   Ambassadors International, Inc.                                10,896
                                             2,660   American Ecology Corp.                                         54,211
                                                48   American Independence Corp. (a)                                   576
                                             2,000   American Reprographics Co. (a)                                 69,380
                                             1,100   American Superconductor Corp. (a)                              12,485
                                               200   Analysts International Corp. (a)                                  558
                                               500   Angelica Corp.                                                 10,260
                                               500   Ansoft Corp. (a)                                               20,845
                                             2,600   answerthink, Inc. (a)                                          16,718
                                             2,600   Ansys, Inc. (a)                                               140,790
                                             1,400   Anteon International Corp. (a)                                 76,384
                                             4,445   aQuantive, Inc. (a)                                           104,635
                                            11,290   Aramark Corp.                                                 333,507
                                               900   Arbinet-Thexchange Inc. (a)                                     6,624
                                             3,854   Ariba, Inc. (a)                                                37,692
                                            17,071   Art Technology Group, Inc. (a)                                 54,798
                                                12   Artemis International Solutions Corp. (a)                          18
                                             5,300   Aspen Technology, Inc. (a)                                     67,045
                                             7,200   Atari Inc. (a)                                                  4,608
                                             3,300   Audible, Inc. (a)(f)                                           34,683
                                             2,000   Authentidate Holding Corp. (a)                                  7,800
                                             6,900   The BISYS Group, Inc. (a)                                      93,012
                                               900   Bankrate, Inc. (a)                                             39,204
                                               102   Baran Group Ltd. (a)                                              592
                                               600   Barrett Business Services (a)                                  16,200
                                             9,900   BearingPoint, Inc. (a)                                         84,051
                                               300   Bestway, Inc. (a)                                               2,103
                                               648   Blackbaud, Inc.                                                13,731
                                               500   Blackboard, Inc. (a)                                           14,205
                                             1,270   Blue Coat Systems, Inc. (a)                                    27,610
                                               100   Bottomline Technologies, Inc. (a)                               1,373
                                             2,100   Bowne & Co., Inc.                                              35,007
                                             1,400   Bright Horizons Family Solutions, Inc. (a)                     54,222
                                             3,300   The Brink's Co.                                               167,508
                                             1,988   BroadVision, Inc. (a)(f)                                          895
                                            15,300   Brocade Communications Systems, Inc. (a)                      102,204
                                             2,600   Brookdale Senior Living, Inc.                                  98,150
                                             1,150   Bsquare Corp. (a)                                               3,381
                                             1,800   CACI International, Inc. Class A (a)                          118,350
                                             4,545   CBIZ, Inc. (a)                                                 36,360
                                             1,200   CDI Corp.                                                      34,524
                                             4,745   CDW Corp.                                                     279,243
                                             1,100   CRA International, Inc. (a)                                    54,186
                                             3,865   CSG Systems International Inc. (a)                             89,900
                                                46   Callwave, Inc. (a)                                                205

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             3,468   Career Education Corp. (a)                             $      130,848
                                             1,500   Carreker Corp. (a)                                              9,645
                                             1,200   Casella Waste Systems, Inc. (a)                                17,052
                                             2,400   Catalina Marketing Corp.                                       55,440
                                               500   Catapult Communications Corp. (a)                               6,650
                                             4,600   Cbeyond Communications, Inc. (a)                               81,190
                                             3,550   Cell Genesys, Inc. (a)(f)                                      28,329
                                             8,500   Ceridian Corp. (a)                                            216,325
                                             4,400   Cerner Corp. (a)                                              208,780
                                             4,790   CheckFree Corp. (a)                                           241,895
                                             1,400   Chemed Corp.                                                   83,076
                                               900   Chipotle Mexican Grill, Inc. Class A (a)                       49,851
                                             5,333   ChoicePoint, Inc. (a)                                         238,652
                                             4,300   Chordiant Software, Inc. (a)                                   15,007
                                             3,800   Ciber, Inc. (a)                                                24,244
                                             1,600   Clean Harbors, Inc. (a)                                        47,472
                                            19,300   Clear Channel Outdoor Holdings, Inc. Class A (a)              452,585
                                             1,700   Click Commerce, Inc. (a)(f)                                    40,698
                                             4,000   Cogent, Inc. (a)                                               73,360
                                             7,500   Cognizant Technology Solutions Corp. (a)                      446,175
                                             1,700   Collectors Universe (a)                                        23,783
                                             1,300   Computer Programs & Systems, Inc.                              65,000
                                             1,900   Concur Technologies, Inc. (a)                                  35,207
                                             3,400   Connetics Corp. (a)                                            57,562
                                             5,250   Copart, Inc. (a)                                              144,112
                                             7,406   Corillian Corp. (a)                                            28,809
                                             5,035   Corinthian Colleges, Inc. (a)                                  72,504
                                               800   Cornell Cos., Inc. (a)                                         11,552
                                             2,500   Corporate Executive Board Co.                                 252,250
                                             1,100   CoStar Group, Inc. (a)                                         57,079
                                               337   Courier Corp.                                                  14,943
                                             1,400   Covansys Corp. (a)                                             24,066
                                               225   Critical Path, Inc. (a)                                            72
                                             1,900   Cross Country Healthcare, Inc. (a)                             36,784
                                             8,700   CuraGen Corp. (a)                                              43,587
                                             1,900   Cybersource Corp. (a)                                          21,204
                                             1,000   DSL.Net, Inc. (a)                                                  54
                                             4,900   DST Systems, Inc. (a)                                         283,906
                                               100   Deltathree, Inc. Class A (a)                                      288
                                             3,600   Deluxe Corp.                                                   94,212
                                             2,100   Dendrite International, Inc. (a)                               28,665
                                             4,000   DeVry, Inc. (a)                                                91,080
                                             4,100   Digimarc Corp. (a)                                             30,627
                                             4,400   Digital Generation Systems (a)                                  3,080
                                             2,500   Digital Insight Corp. (a)                                      91,000
                                             1,500   Digital River, Inc. (a)                                        65,415
                                             3,279   Digitas, Inc. (a)                                              47,218
                                            17,634   Discovery Holding Co. (a)                                     264,510
                                             1,200   Discovery Partners International, Inc. (a)                      2,916
                                             2,400   Diversa Corp. (a)                                              21,864

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             2,500   DocuCorp International, Inc. (a)                       $       20,650
                                             2,800   Dollar Financial Corp. (a)                                     49,784
                                             3,900   Dot Hill Systems Corp. (a)                                     27,690
                                             4,000   Dun & Bradstreet Corp. (a)                                    306,720
                                             3,000   Dyax Corp. (a)                                                 17,400
                                             1,100   EPIQ Systems, Inc. (a)                                         20,900
                                             1,775   EVCI Career Colleges Holding Corp. (a)                          2,574
                                             9,200   Earthlink, Inc. (a)                                            87,860
                                                50   EasyLink Services Corp. Class A (a)                                33
                                             2,500   Echelon Corp. (a)                                              23,600
                                             2,600   Eclipsys Corp. (a)                                             61,386
                                             1,200   eCollege.com, Inc. (a)                                         22,608
                                               600   Ediets.Com, Inc. (a)                                            3,186
                                               700   Educate, Inc. (a)                                               5,964
                                             4,200   Education Management Corp. (a)                                174,720
                                             3,100   eFunds Corp. (a)                                               80,104
                                                20   Egain Communications Corp. (a)                                     34
                                                40   eLoyalty Corp. (a)                                                617
                                             1,600   Embarcadero Technologies, Inc. (a)                             11,200
                                            18,692   Emdeon Corp. (a)                                              201,874
                                             9,400   eMerge Interactive, Inc. Class B (a)                            3,807
                                             3,300   Encysive Pharmaceuticals, Inc. (a)                             16,137
                                             3,000   Ennis, Inc.                                                    58,500
                                             2,900   Entrust, Inc. (a)                                              13,050
                                             2,900   Epicor Software Corp. (a)                                      38,947
                                             2,975   eResearch Technology, Inc. (a)                                 42,810
                                             2,700   Essex Corp. (a)                                                59,454
                                             1,845   Euronet Worldwide, Inc. (a)                                    69,796
                                                 2   Evolve Software, Inc. (a)                                           0
                                             3,200   Evolving Systems, Inc. (a)                                      6,432
                                             3,800   Exelixis, Inc. (a)                                             45,638
                                               500   Exponent, Inc. (a)                                             15,825
                                             1,100   F5 Networks, Inc. (a)                                          79,739
                                             1,500   FTD Group, Inc. (a)                                            14,535
                                             2,050   FTI Consulting, Inc. (a)                                       58,486
                                             2,750   Factset Research Systems, Inc.                                121,962
                                             2,800   FalconStor Software, Inc. (a)                                  26,460
                                               700   Fargo Electronics, Inc. (a)                                    11,837
                                             2,400   Federal Agricultural Mortgage Corp. Class A                    46,800
                                             9,100   Fidelity National Information Services, Inc.                  369,005
                                             3,005   Filenet Corp. (a)                                              81,195
                                             1,800   First Advantage Corp. Class A (a)                              43,524
                                             1,500   First Consulting Group, Inc. (a)                               11,085
                                                 8   Five Star Quality Care, Inc. (a)                                   87
                                             1,200   Forrester Research, Inc. (a)                                   26,784
                                             3,300   Franklin Covey Co. (a)                                         25,872
                                             1,700   G&K Services, Inc. Class A                                     72,318
                                             3,900   GP Strategies Corp. (a)                                        27,612
                                             1,103   GSE Systems, Inc. (a)                                           1,930
                                             6,400   GTECH Holdings Corp.                                          217,920

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             1,700   GTSI Corp. (a)                                         $       10,948
                                               460   Gaiam, Inc. (a)                                                 7,411
                                             2,700   Gentiva Health Services, Inc. (a)                              49,167
                                               600   The Geo Group, Inc. (a)                                        20,004
                                             1,600   Gevity HR, Inc.                                                39,136
                                               100   Gliatech, Inc. (a)                                                  0
                                             2,400   Global Cash Access, Inc. (a)                                   42,048
                                             1,800   Global Imaging Systems, Inc. (a)                               68,364
                                             4,820   Global Payments, Inc.                                         255,508
                                               800   Hansen Natural Corp. (a)(f)                                   100,648
                                             3,400   Harris Interactive, Inc. (a)                                   19,108
                                             4,300   Harte-Hanks, Inc.                                             117,605
                                             2,000   Heidrick & Struggles International, Inc. (a)                   72,560
                                             7,220   Hewitt Associates, Inc. Class A (a)                           214,723
                                             1,200   Hudson Highland Group, Inc. (a)                                22,728
                                             3,679   Hyperion Solutions Corp. (a)                                  119,935
                                             3,100   i2 Technologies, Inc. (a)                                      53,320
                                             2,800   I-many, Inc. (a)                                                4,480
                                            19,177   IAC/InterActiveCorp (a)                                       565,146
                                               800   ICT Group, Inc. (a)                                            21,760
                                             1,700   IHS, Inc. Class A (a)                                          46,495
                                             1,580   IPIX Corp. (a)(f)                                               2,196
                                             3,110   ITT Educational Services, Inc. (a)                            199,196
                                             1,700   Idenix Pharmaceuticals Inc. (a)                                23,069
                                             8,790   Identix, Inc. (a)                                              69,968
                                             2,100   iGate Corp. (a)                                                12,390
                                             2,100   Imergent, Inc. (a)                                             23,184
                                               350   The Immune Response Corp. (a)                                      37
                                             1,400   Indus International, Inc. (a)                                   5,096
                                             2,400   Infocrossing, Inc. (a)                                         28,920
                                             3,900   InFocus Corp. (a)                                              18,525
                                             3,600   Informatica Corp. (a)                                          55,980
                                             2,700   Inforte Corp.                                                  11,826
                                             1,840   Infospace, Inc. (a)                                            51,428
                                             2,100   infoUSA, Inc.                                                  27,258
                                             2,093   Innovative Solutions & Support, Inc. (a)                       27,209
                                                83   Insweb Corp. (a)                                                  220
                                               600   Integral Systems, Inc.                                         16,194
                                             3,700   Integrated Alarm Services Group, Inc. (a)(f)                   13,616
                                               600   Interactive Intelligence, Inc. (a)                              5,940
                                               500   Interchange Corp. (a)                                           1,835
                                             4,200   Intermec, Inc. (a)                                            128,142
                                            20,100   Internap Network Services Corp. (a)                            18,894
                                             2,600   Internet Security Systems Inc. (a)                             62,348
                                             1,000   Intersections, Inc. (a)                                        11,310
                                               600   Intervideo, Inc. (a)                                            6,516
                                             2,800   Interwoven, Inc. (a)                                           25,172
                                             1,200   Intevac, Inc. (a)                                              34,536
                                             1,000   Intrado, Inc. (a)                                              25,980
                                                25   Intrusion, Inc. (a)                                                35

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             2,000   Invitrogen Corp. (a)                                   $      140,260
                                             3,600   Ipass, Inc. (a)                                                28,836
                                             7,650   Iron Mountain, Inc. (a)                                       311,661
                                             1,400   iVillage, Inc. (a)                                             11,774
                                             2,900   JDA Software Group, Inc. (a)                                   41,876
                                             5,100   Jack Henry & Associates, Inc.                                 116,637
                                             3,185   Jacobs Engineering Group, Inc. (a)                            276,267
                                             1,700   John H. Harland Co.                                            66,810
                                             1,900   Jupitermedia Corp. (a)                                         34,162
                                               900   Kanbay International, Inc. (a)                                 13,734
                                             3,636   Keane, Inc. (a)                                                57,267
                                             2,000   Kelly Services, Inc. Class A                                   54,340
                                               500   Keynote Systems, Inc. (a)                                       5,720
                                             1,870   Kforce, Inc. (a)                                               23,842
                                             2,808   Kinder Morgan Management LLC (a)                              123,552
                                             1,700   Kintera, Inc. (a)                                               2,499
                                               400   Knology, Inc. (a)                                               2,732
                                             2,600   Korn/Ferry International (a)                                   53,014
                                             1,875   Kronos, Inc. (a)                                               70,106
                                             1,300   LECG Corp. (a)                                                 25,051
                                                42   LQ Corp., Inc. (a)                                                 78
                                             2,500   Labor Ready, Inc. (a)                                          59,875
                                             6,207   Lamar Advertising Co. Class A (a)                             326,612
                                             2,900   Laureate Education, Inc. (a)                                  154,802
                                             3,300   Lawson Software, Inc. (a)                                      25,311
                                               700   Layne Christensen Co. (a)                                      23,464
                                             1,000   Learning Tree International, Inc. (a)                          12,120
                                               100   Level 8 Systems, Inc. (a)                                           2
                                             2,219   Lightbridge, Inc. (a)                                          24,631
                                             1,500   Lincoln Educational Services Corp. (a)                         25,425
                                             2,700   Lionbridge Technologies Inc. (a)                               21,357
                                             7,500   LivePerson, Inc. (a)                                           54,300
                                             2,200   LoJack Corp. (a)                                               52,756
                                             1,342   Looksmart (a)                                                   7,220
                                            11,000   Loudeye Corp. (a)(f)                                            5,633
                                             1,200   Luminex Corp. (a)                                              17,832
                                               900   MAXIMUS, Inc.                                                  32,382
                                             4,400   MIVA, Inc. (a)                                                 17,952
                                             5,900   MPS Group, Inc. (a)                                            90,270
                                               800   MPW Industrial Services Group, Inc. (a)                         1,784
                                             1,300   MRO Software, Inc. (a)                                         20,748
                                             2,400   Macquarie Infrastructure Co. Trust                             78,000
                                             2,690   Macrovision Corp. (a)                                          59,584
                                             2,040   Magma Design Automation, Inc. (a)                              17,646
                                             3,900   Management Network Group, Inc. (a)                              8,541
                                             1,800   Manhattan Associates, Inc. (a)                                 39,600
                                             4,416   Manpower, Inc.                                                252,507
                                             1,695   Mantech International Corp. Class A (a)                        56,308
                                             4,900   Manugistics Group, Inc. (a)                                    10,584
                                             1,200   Mapinfo Corp. (a)                                              16,824

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             3,300   Marchex, Inc. Class B (a)(f)                           $       70,950
                                             1,187   Matria Healthcare, Inc. (a)                                    45,059
                                             3,000   Matrixone, Inc. (a)                                            21,480
                                             1,600   Maxygen, Inc. (a)                                              13,248
                                             6,277   McAfee, Inc. (a)                                              152,719
                                             4,100   Mechanical Technology, Inc. (a)                                15,375
                                             1,800   Medical Staffing Network Holdings, Inc. (a)                     9,378
                                             4,100   Mentor Graphics Corp. (a)                                      45,305
                                               800   Merge Technologies, Inc. (a)                                   12,760
                                             1,900   MetaSolv, Inc. (a)                                              5,814
                                             3,700   Metro One Telecommunications, Inc. (a)                          2,368
                                               400   Michael Baker Corp. (a)                                        11,332
                                               990   MicroStrategy, Inc. Class A (a)                               104,237
                                             1,300   Microvision, Inc. (a)(f)                                        3,809
                                             3,700   Millennium Cell, Inc. (a)(f)                                    5,809
                                             5,966   Mindspeed Technologies, Inc. (a)(f)                            23,745
                                             2,800   Miravant Medical Technologies (a)                                 280
                                             1,100   Mobius Management Systems, Inc. (a)                             6,875
                                               400   Moldflow Corp. (a)                                              6,280
                                             2,500   Momenta Pharmaceuticals Inc. (a)                               49,150
                                             1,600   Morningstar, Inc. (a)                                          71,632
                                             4,500   NAVTEQ Corp. (a)                                              227,925
                                             1,837   NCO Group, Inc. (a)                                            43,629
                                             3,200   NIC, Inc. (a)                                                  19,616
                                             2,800   NMS Communications Corp. (a)                                   10,556
                                             1,900   NMT Medical, Inc. (a)                                          30,742
                                               800   NVE Corp. (a)(f)                                               12,760
                                             4,500   National Instruments Corp.                                    146,790
                                               240   Natural Health Trends Corp. (a)                                 1,620
                                             2,000   Nautilus, Inc. (f)                                             29,900
                                             2,800   Navigant Consulting, Inc. (a)                                  59,780
                                                13   Navisite, Inc. (a)                                                 51
                                               200   NeoRx Corp. (a)                                                   262
                                             2,220   NetFlix, Inc. (a)(f)                                           64,358
                                               100   Netguru, Inc.                                                      53
                                             3,196   NetIQ Corp. (a)                                                35,635
                                                57   Netmanage, Inc. (a)                                               342
                                             1,900   Netratings, Inc. (a)                                           25,175
                                               200   Netscout Systems, Inc. (a)                                      1,820
                                                20   NetSol Technologies, Inc. (a)                                      41
                                             3,600   NeuStar, Inc. Class A (a)                                     111,600
                                               200   New Century Equity Holdings Corp. (a)                              41
                                             3,800   New Frontier Media, Inc. (a)                                   28,842
                                             2,000   Nutri/System, Inc. (a)                                         95,040
                                             4,000   On Assignment, Inc. (a)                                        43,920
                                               200   On2 Technologies, Inc. (a)                                        160
                                                60   Onvia, Inc. (a)                                                   360
                                               650   Onyx Software Corp. (a)                                         3,088
                                             2,200   Open Solutions, Inc. (a)                                       60,082
                                             1,400   OpenTV Corp. (a)                                                4,116
                                             3,761   Openwave Systems, Inc. (a)                                     81,162

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             1,200   Opnet Technologies, Inc. (a)                           $       12,864
                                             4,400   Opsware, Inc. (a)                                              37,708
                                             3,637   Option Care, Inc.                                              51,427
                                             3,200   Orbital Sciences Corp. (a)                                     50,624
                                             1,345   Orchid Cellmark, Inc. (a)                                       7,720
                                               800   Overland Storage, Inc. (a)                                      7,264
                                               700   PC Mall, Inc. (a)                                               4,466
                                             1,200   PC-Tel, Inc. (a)                                               11,424
                                               900   PDI, Inc. (a)                                                  10,503
                                             3,000   PHH Corp. (a)                                                  80,100
                                             1,391   PLATO Learning, Inc. (a)                                       13,201
                                               400   PRA International Inc. (a)                                      9,916
                                             5,700   PRG-Schultz International, Inc. (a)                             3,476
                                             2,900   Pac-West Telecomm, Inc. (a)                                     2,639
                                               200   Pacific Ethanol, Inc. (a)                                       4,282
                                             2,000   Packeteer, Inc. (a)                                            23,200
                                             4,707   Panacos Pharmaceuticals, Inc. (a)                              35,582
                                             2,300   Paxar Corp. (a)                                                45,011
                                             2,800   Pegasus Solutions, Inc. (a)                                    26,348
                                               500   Pegasystems, Inc. (a)                                           4,080
                                             3,495   Per-Se Technologies, Inc. (a)                                  93,177
                                             6,500   Perot Systems Corp. Class A (a)                               101,140
                                               120   Pfsweb Inc. (a)                                                   145
                                             1,400   Phoenix Technologies Ltd. (a)                                   9,492
                                             6,790   Pixar (a)                                                     435,511
                                             5,229   Polycom, Inc. (a)                                             113,365
                                             2,300   Pomeroy IT Solutions, Inc. (a)                                 19,228
                                             1,030   Pre-Paid Legal Services, Inc.                                  36,544
                                                10   Prescient Applied Intelligence, Inc. (a)                            2
                                             2,333   Priceline.com, Inc. (a)                                        57,952
                                             1,600   Princeton Review, Inc. (a)                                      9,680
                                             2,800   Progress Software Corp. (a)                                    81,452
                                             1,700   ProQuest Co. (a)                                               36,363
                                                34   Prosoft Learning Corp. (a)                                          6
                                               102   Protection One, Inc. (a)                                        1,785
                                             1,700   QAD, Inc.                                                      12,716
                                             2,400   Quality Systems, Inc.                                          79,440
                                             4,400   Quest Software, Inc. (a)                                       73,480
                                               500   Quixote Corp.                                                  12,375
                                               366   Quotesmith.com, Inc. (a)                                        1,017
                                             1,500   Quovadx, Inc. (a)                                               4,785
                                             4,222   R.H. Donnelley Corp. (a)                                      245,847
                                             4,050   RPC, Inc.                                                      92,543
                                             3,700   RSA Security, Inc. (a)                                         66,378
                                             1,700   Radiant Systems, Inc. (a)                                      22,984
                                             6,800   RealNetworks, Inc. (a)                                         56,100
                                             9,600   Red Hat, Inc. (a)                                             268,608
                                             2,800   Redback Networks, Inc. (a)                                     60,732
                                               400   Remedytemp, Inc. Class A (a)                                    4,900
                                             1,700   Renaissance Learning, Inc.                                     30,600
                                             8,100   Republic Services, Inc. Class A                               344,331

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             3,200   Resources Connection, Inc. (a)                         $       79,712
                                             4,500   The Reynolds & Reynolds Co. Class A                           127,800
                                             4,465   Rigel Pharmaceuticals, Inc. (a)                                51,303
                                             2,200   RightNow Technologies, Inc. (a)                                34,914
                                             2,700   Rural Cellular Corp. Class A (a)                               39,717
                                             4,600   Rural/Metro Corp. (a)                                          35,972
                                               600   SAVVIS, Inc. (a)                                                  888
                                             2,415   The SCO Group, Inc. (a)                                        10,409
                                             2,150   SFBC International, Inc. (a)(f)                                52,417
                                             2,600   SM&A (a)                                                       16,900
                                             1,400   SPAR Group, Inc. (a)                                            1,806
                                               709   SPSS, Inc. (a)                                                 22,447
                                             3,000   SRA International, Inc. Class A (a)                           113,190
                                             2,100   SSA Global Technologies, Inc. (a)                              33,663
                                             2,400   SYKES Enterprises, Inc. (a)                                    34,032
                                               400   SYNNEX Corp. (a)                                                7,424
                                             1,229   Saba Software, Inc. (a)                                         7,927
                                             1,434   SafeNet, Inc. (a)                                              37,972
                                               600   Salon Media Group, Inc. (a)                                       150
                                             7,400   Sapient Corp. (a)                                              56,462
                                               100   Schick Technologies, Inc. (a)                                   4,990
                                               100   Scientific Learning Corp. (a)                                     475
                                             1,600   Seachange International, Inc. (a)                              12,432
                                             3,000   Secure Computing Corp. (a)                                     34,620
                                             5,700   Selectica, Inc. (a)                                            16,758
                                             1,300   Senomyx, Inc. (a)                                              21,398
                                             2,000   Sequenom, Inc. (a)                                              1,520
                                            18,100   The ServiceMaster Co.                                         237,472
                                            77,225   Sirius Satellite Radio, Inc. (a)(f)                           392,303
                                             4,400   Sitel Corp. (a)                                                18,480
                                               300   Sonic Foundry, Inc. (a)                                           558
                                             3,800   SonicWALL, Inc. (a)                                            26,942
                                             1,200   Sourcecorp (a)                                                 28,932
                                             1,200   Spartech Corp.                                                 28,800
                                             3,600   Spherion Corp. (a)                                             37,440
                                             1,400   The Standard Register Co.                                      21,700
                                               800   Startek, Inc.                                                  18,848
                                             2,900   Stericycle, Inc. (a)                                          196,098
                                               620   Stratasys, Inc. (a)                                            18,278
                                             6,000   Strategic Diagnostics, Inc. (a)                                19,920
                                               900   Strayer Education, Inc.                                        92,034
                                             1,500   TheStreet.com, Inc.                                            11,340
                                             2,500   SupportSoft, Inc. (a)                                          11,075
                                            16,100   Sycamore Networks, Inc. (a)                                    75,670
                                             2,300   Symyx Technologies Inc. (a)                                    63,802
                                             8,605   Synopsys, Inc. (a)                                            192,322
                                             1,600   Synplicity, Inc. (a)                                           10,336
                                             1,200   Syntel, Inc.                                                   22,704
                                               600   Sypris Solutions, Inc.                                          5,658
                                            12,400   TIBCO Software, Inc. (a)                                      103,664

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                               600   TNS, Inc. (a)                                          $       12,708
                                               800   TRC Cos., Inc. (a)                                             10,824
                                             2,823   Talx Corp.                                                     80,399
                                               880   Tapestry Pharmaceuticals, Inc. (a)                              3,177
                                             2,300   TechTeam Global, Inc. (a)                                      25,599
                                                15   Technology Solutions Co. (a)                                      138
                                               200   TeleCommunication Systems, Inc. Class A (a)                       512
                                             4,500   TeleTech Holdings, Inc. (a)                                    49,995
                                               200   Tenfold Corp. (a)                                                  56
                                               600   TeraForce Technology Corp. (a)                                      0
                                             3,225   Tetra Tech, Inc. (a)                                           61,565
                                             3,375   Tetra Technologies, Inc. (a)                                  158,760
                                             1,100   Tier Technologies, Inc. Class B (a)                             8,855
                                             4,500   TradeStation Group, Inc. (a)                                   62,190
                                             2,800   Transaction Systems Architects, Inc. Class A (a)               87,388
                                             4,300   Trident Microsystems, Inc. (a)                                124,958
                                             1,300   Trizetto Group (a)                                             22,867
                                             8,777   Tumbleweed Communications Corp. (a)                            26,243
                                             1,800   URS Corp. (a)                                                  72,450
                                             1,200   Ultimate Software Group, Inc. (a)                              31,020
                                            10,700   Unigene Laboratories, Inc. (a)                                 37,771
                                             3,653   United Online, Inc.                                            46,978
                                               600   Universal Electronics, Inc. (a)                                10,620
                                             1,055   Universal Technical Institute, Inc. (a)                        31,756
                                                16   Uphonia, Inc. (a)                                                   5
                                             7,300   VA Software Corp. (a)                                          34,967
                                             7,855   ValueClick, Inc. (a)                                          132,907
                                               600   Vasco Data Security International Inc. (a)                      4,878
                                             2,880   Ventiv Health, Inc. (a)                                        95,674
                                             1,800   Verint Systems, Inc. (a)                                       63,666
                                             1,574   Verso Technologies, Inc. (a)(f)                                 2,518
                                               460   VerticalNet, Inc. (a)                                             228
                                             1,400   Vertrue, Inc. (a)                                              58,520
                                             1,250   Viad Corp.                                                     42,850
                                             6,030   Viewpoint Corp. (a)                                             8,321
                                             1,730   Vignette Corp. (a)                                             25,517
                                             1,120   Viisage Technology, Inc. (a)(f)                                19,611
                                             1,200   VistaPrint Ltd. (a)                                            35,820
                                               600   Volt Information Sciences, Inc. (a)                            18,336
                                             2,850   Waste Connections, Inc. (a)                                   113,459
                                             2,000   WatchGuard Technologies (a)                                    10,200
                                             1,640   Watson Wyatt Worldwide, Inc.                                   53,431
                                             2,000   Wave Systems Corp. Class A (a)                                  1,201
                                             2,700   WebEx Communications, Inc. (a)                                 90,909
                                             2,600   WebMD Health Corp. Class A (a)                                108,264
                                             3,200   webMethods, Inc. (a)                                           26,944
                                             1,600   Websense, Inc. (a)                                             44,128
                                             4,000   Website Pros, Inc. (a)                                         56,200
                                             6,250   Weight Watchers International, Inc.                           321,250
                                               500   Westaff, Inc. (a)                                               1,935
                                             5,700   Wind River Systems, Inc. (a)                                   70,965

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             3,700   Wireless Facilities, Inc. (a)                          $       14,874
                                             1,100   Witness Systems, Inc. (a)                                      27,940
                                               200   Worldgate Communications (a)                                      392
                                             6,200   Wynn Resorts Ltd. (a)(f)                                      476,470
                                             3,400   Zix Corp. (a)(f)                                                4,964
                                                                                                            --------------
                                                                                                                28,371,268
--------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.8%                               400   AEP Industries, Inc. (a)                                       13,180
                                             1,500   AMCOL International Corp.                                      43,200
                                             1,425   Aceto Corp.                                                    10,502
                                             4,300   Airgas, Inc.                                                  168,087
                                             2,600   Albemarle Corp.                                               117,910
                                             1,400   Anika Therapeutics, Inc. (a)                                   17,108
                                               800   Arch Chemicals, Inc.                                           24,320
                                             1,500   Bio-Rad Laboratories, Inc. Class A (a)                         93,525
                                             1,800   Brady Corp.                                                    67,428
                                             3,500   Cabot Corp.                                                   118,965
                                             2,300   Calgon Carbon Corp.                                            14,145
                                             7,500   Celanese Corp. Series A                                       157,275
                                            19,760   Celgene Corp. (a)                                             873,787
                                            11,300   Chemtura Corp.                                                133,114
                                             2,400   Cytec Industries, Inc.                                        144,024
                                             7,636   Entegris, Inc. (a)                                             81,247
                                             2,400   Ferro Corp.                                                    48,000
                                               600   Georgia Gulf Corp.                                             15,594
                                             1,700   H.B. Fuller Co.                                                87,278
                                               300   Hawkins, Inc.                                                   4,221
                                            13,100   Huntsman Corp. (a)                                            252,830
                                               550   KMG Chemicals, Inc.                                             4,714
                                             3,182   Kronos Worldwide, Inc.                                         96,606
                                             3,600   Landec Corp. (a)                                               28,728
                                             3,515   Lubrizol Corp.                                                150,618
                                            13,956   Lyondell Chemical Co.                                         277,724
                                             1,600   MacDermid, Inc.                                                51,440
                                               450   Mace Security International, Inc. (a)                           1,148
                                             1,800   Matrixx Initiatives, Inc. (a)                                  41,940
                                            23,800   The Mosaic Co. (a)                                            341,530
                                             6,800   Nalco Holding Co. (a)                                         120,360
                                               120   NewMarket Corp.                                                 5,711
                                               800   Nuco2, Inc. (a)                                                25,392
                                             2,200   OM Group, Inc. (a)                                             50,600
                                             3,392   Olin Corp.                                                     72,826
                                             2,400   Omnova Solutions, Inc. (a)                                     14,688
                                             2,000   Oxigene, Inc. (a)                                               9,380
                                               400   Penford Corp.                                                   6,432
                                             5,500   PolyOne Corp. (a)                                              51,260
                                               600   Quaker Chemical Corp.                                          13,050
                                             6,800   RPM International, Inc.                                       121,992
                                               600   Rentech, Inc. (a)                                               2,610
                                             1,900   Repligen Corp. (a)                                              7,030
                                             1,900   Rockwood Holdings, Inc. (a)                                    43,738
                                             1,000   Rogers Corp. (a)                                               54,480

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             3,900   Rollins, Inc.                                          $       78,936
                                             1,100   Schawk, Inc.                                                   28,611
                                             3,300   Schulman A, Inc.                                               81,675
                                             3,200   Sensient Technologies Corp.                                    57,760
                                               400   Stepan Co.                                                     11,820
                                             1,300   TOR Minerals International, Inc. (a)                            3,328
                                             2,200   Terra Nitrogen Co. LP                                          44,242
                                             1,600   Tredegar Corp.                                                 25,456
                                             1,600   Trex Co., Inc. (a)                                             50,720
                                             5,600   Tronox, Inc. Class A                                           94,976
                                             1,100   UAP Holding Corp.                                              23,650
                                             6,700   Valspar Corp.                                                 186,729
                                             1,900   WD-40 Co.                                                      58,615
                                             3,800   WR Grace & Co. (a)                                             50,540
                                             4,000   Wellman, Inc.                                                  25,440
                                             2,800   Westlake Chemical Corp.                                        96,740
                                             1,000   Zoltek Cos., Inc. (a)(f)                                       22,860
                                                                                                            --------------
                                                                                                                 5,021,835
--------------------------------------------------------------------------------------------------------------------------
Construction - 1.8%                            400   Ablest, Inc. (a)                                                3,800
                                             1,000   American Woodmark Corp.                                        35,500
                                               400   Ameron International Corp.                                     29,292
                                             2,900   Apogee Enterprises, Inc.                                       48,952
                                             7,800   Armstrong Holdings, Inc. (a)                                    5,382
                                               400   Beacon Roofing Supply, Inc. (a)                                16,256
                                             1,464   Beazer Homes USA, Inc.                                         96,185
                                             2,700   BlueLinx Holdings, Inc.                                        43,200
                                             1,876   Brookfield Homes Corp.                                         97,289
                                               900   Bucyrus International, Inc.                                    43,371
                                             1,900   Builders FirstSource, Inc. (a)                                 43,149
                                             2,280   Building Material Holding Corp.                                81,259
                                             1,100   Carter's, Inc. (a)                                             74,239
                                             1,410   Cavco Industries, Inc. (a)                                     68,512
                                             1,975   Ceradyne, Inc. (a)                                             98,552
                                             3,000   Comstock Homebuilding Cos., Inc. Class A (a)                   33,030
                                               500   Dominion Homes, Inc. (a)(f)                                     4,930
                                             2,233   Dycom Industries, Inc. (a)                                     47,451
                                             1,800   EMCOR Group, Inc. (a)                                          89,388
                                             2,220   Eagle Materials, Inc.                                         141,547
                                             1,800   ElkCorp                                                        60,750
                                             4,175   Florida Rock Industries, Inc.                                 234,718
                                               600   Global Power Equipment Group, Inc. (a)                          2,310
                                             2,050   Granite Construction, Inc.                                     99,794
                                             3,500   Hovnanian Enterprises, Inc. Class A (a)                       153,755
                                               500   Infrasource Services, Inc. (a)                                  8,605
                                             1,600   Insituform Technologies, Inc. Class A (a)                      42,560
                                             1,800   Interline Brands, Inc. (a)                                     45,414
                                               800   International Aluminum Corp.                                   32,872
                                               300   LS Starrett Co. Class A                                         4,281
                                               750   LSI Industries, Inc.                                           12,780
                                             4,400   Lafarge North America, Inc.                                   369,600

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             1,180   Levitt Corp. Class A                                   $       26,007
                                             1,400   M/I Homes, Inc.                                                65,800
                                             2,616   MDC Holdings, Inc.                                            168,235
                                             2,800   Martin Marietta Materials, Inc.                               299,684
                                             1,900   Mastec, Inc. (a)                                               26,923
                                             1,700   Meritage Homes Corp. (a)                                       93,432
                                             1,200   NCI Building Systems, Inc. (a)                                 71,724
                                               319   NVR, Inc. (a)                                                 235,725
                                             2,300   Palm Harbor Homes, Inc. (a)(f)                                 49,289
                                               100   Patriot Transportation Holding, Inc. (a)                        6,802
                                               500   Performance Technologies, Inc. (a)                              3,750
                                             1,400   Perini Corp. (a)                                               42,518
                                             6,600   Quanta Services, Inc. (a)                                     105,732
                                             1,500   Ryland Group, Inc.                                            104,100
                                             4,800   SBA Communications Corp. Class A (a)                          112,368
                                             2,200   Simpson Manufacturing Co., Inc.                                95,260
                                               100   Skyline Corp.                                                   4,138
                                             4,600   Standard-Pacific Corp.                                        154,652
                                             3,300   Technical Olympic USA, Inc.                                    67,155
                                             1,300   Texas Industries, Inc.                                         78,637
                                             7,100   Toll Brothers, Inc. (a)                                       245,873
                                             5,100   US Concrete, Inc. (a)                                          73,746
                                             3,000   USG Corp. (a)                                                 284,880
                                               500   United Mobile Homes, Inc. (a)                                   7,655
                                             2,600   WCI Communities, Inc. (a)                                      72,332
                                             1,800   WESCO International, Inc. (a)                                 122,418
                                             2,100   Walter Industries, Inc.                                       139,902
                                             3,300   West Corp. (a)                                                147,378
                                             5,300   Westell Technologies, Inc. Class A (a)                         21,571
                                               600   William Lyon Homes, Inc. (a)                                   57,408
                                               300   Williams Scotsman International, Inc. (a)                       7,515
                                                                                                            --------------
                                                                                                                 5,161,332
--------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.5%                   1,700   American Technology Corp. (a)                                   7,038
                                             1,665   Applica, Inc. (a)                                               5,428
                                               700   Bassett Furniture Industries, Inc.                             13,965
                                             4,200   Champion Enterprises, Inc. (a)                                 62,832
                                             2,800   Compx International, Inc.                                      45,220
                                               400   Conn's, Inc. (a)                                               13,664
                                               800   Design Within Reach, Inc. (a)                                   4,552
                                             1,700   Emerson Radio (a)                                               6,358
                                               500   Ethan Allen Interiors, Inc.                                    21,010
                                               200   Flexsteel Industries                                            2,760
                                               200   Furniture Brands International, Inc.                            4,902
                                            25,100   Gemstar-TV Guide International, Inc. (a)                       77,559
                                             1,600   Genlyte Group, Inc. (a)                                       109,024
                                             3,020   Griffon Corp. (a)                                              75,017
                                             1,100   Haverty Furniture Cos., Inc.                                   15,785
                                             2,400   Helen of Troy Ltd. (a)                                         50,880
                                             3,400   Interface, Inc. Class A (a)                                    46,954

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             2,300   Kimball International, Inc. Class B                    $       34,592
                                               200   Koss Corp.                                                      5,490
                                             3,100   La-Z-Boy, Inc. (f)                                             52,700
                                               600   Lifetime Brands, Inc.                                          16,914
                                               500   Mac-Gray Corp. (a)                                              5,930
                                             3,564   Mohawk Industries, Inc. (a)                                   287,686
                                               400   National Presto Industries, Inc.                               19,668
                                             2,805   Restoration Hardware, Inc. (a)                                 15,960
                                             1,700   Rockford Corp. (a)                                              6,511
                                               500   The Rowe Cos. (a)                                                 725
                                               600   Salton, Inc. (a)(f)                                             1,650
                                             2,100   Select Comfort Corp. (a)                                       83,055
                                             1,500   Stanley Furniture Co., Inc.                                    43,875
                                             1,600   Sturm Ruger & Co., Inc.                                        12,768
                                             5,700   Tempur-Pedic International, Inc. (a)(f)                        80,655
                                             2,890   Toro Co.                                                      137,997
                                             4,300   United Rentals, Inc. (a)                                      148,350
                                               642   Virco Manufacturing Corp. (a)                                   3,371
                                               600   Water Pik Technologies, Inc. (a)                               16,626
                                                                                                            --------------
                                                                                                                 1,537,471
--------------------------------------------------------------------------------------------------------------------------
Consumer - Non-Durables - 0.0%               1,124   Allergan, Inc.                                                121,933
--------------------------------------------------------------------------------------------------------------------------
Containers - 0.3%                           10,500   Crown Holdings, Inc. (a)                                      186,270
                                             9,900   Graphic Packaging Corp. (a)                                    20,493
                                             1,200   Greif, Inc.                                                    82,104
                                             3,200   Mobile Mini, Inc. (a)                                          98,944
                                             9,500   Owens-Illinois, Inc. (a)                                      165,015
                                               500   Packaging Dynamics Corp.                                        6,925
                                             2,000   Silgan Holdings, Inc.                                          80,340
                                             5,600   Sonoco Products Co.                                           189,672
                                                                                                            --------------
                                                                                                                   829,763
--------------------------------------------------------------------------------------------------------------------------
Domestic Oil - 2.8%                          6,900   Abraxas Petroleum Corp. (a)                                    40,503
                                               900   Alon USA Energy, Inc.                                          22,158
                                             2,089   Atlas America, Inc. (a)                                        99,875
                                               600   Basic Energy Services, Inc. (a)                                17,880
                                             2,000   Bill Barrett Corp. (a)                                         65,180
                                             1,900   Bois d'Arc Energy, Inc. (a)                                    31,635
                                             7,000   CNX Gas Corp. (a)                                             182,000
                                             1,000   Callon Petroleum Co. (a)                                       21,020
                                             2,500   Carrizo Oil & Gas, Inc. (a)                                    64,975
                                               600   Clayton Williams Energy, Inc. (a)                              24,552
                                             2,000   Comstock Resources, Inc. (a)                                   59,380
                                             4,910   Consol Energy, Inc.                                           364,126
                                             3,100   Crosstex Energy LP                                            108,469
                                             4,835   Delta Petroleum Corp. (a)(f)                                  101,197
                                             7,400   Diamond Offshore Drilling Inc.                                662,300
                                               400   Dorchester Minerals LP                                         10,900
                                             3,300   Dresser-Rand Group, Inc. (a)                                   82,005
                                             2,200   EXCO Resources, Inc. (a)                                       27,566
                                             2,500   Edge Petroleum Corp. (a)                                       62,450
                                             1,289   Enbridge Energy Management LLC (a)                             54,989
                                             1,800   Encore Acquisition Co. (a)                                     55,800

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             1,900   Energy Partners Ltd. (a)                               $       44,802
                                            10,900   Energy Transfer Equity LP                                     261,055
                                             7,100   FX Energy, Inc. (a)                                            37,133
                                             4,000   Frontier Oil Corp.                                            237,400
                                             1,200   GMX Resources Inc. (a)                                         44,940
                                             9,300   Gasco Energy, Inc. (a)                                         52,080
                                             9,430   Global Industries Ltd. (a)                                    136,641
                                             1,230   Gulf Island Fabrication, Inc.                                  29,114
                                             2,700   Gulfmark Offshore, Inc. (a)                                    75,060
                                             4,200   Harvest Natural Resources, Inc. (a)                            40,824
                                             5,600   Helix Energy Solutions Group, Inc. (a)                        212,240
                                               400   Hercules Offshore, Inc. (a)                                    13,604
                                             1,700   Holly Corp.                                                   126,004
                                               700   Houston Exploration Co. (a)                                    36,890
                                             1,200   Inergy Holdings LP                                             42,840
                                             2,900   KCS Energy, Inc. (a)                                           75,400
                                             2,600   Magellan Midstream Partners                                    85,462
                                             1,699   Mariner Energy, Inc. (a)                                       34,846
                                             4,000   Matrix Service Co. (a)(f)                                      45,920
                                             3,400   McMoRan Exploration Co. (a)(f)                                 60,656
                                             5,000   Meridian Resource Corp. (a)                                    20,250
                                             6,998   Newfield Exploration Co. (a)                                  293,216
                                             1,200   OYO Geospace Corp. (a)                                         70,788
                                               900   PYR Energy Corp. (a)                                            1,179
                                             3,600   Pacific Energy Partners LP                                    110,052
                                             9,410   Patterson-UTI Energy, Inc.                                    300,744
                                             7,016   PetroHawk Energy Corp. (a)                                     96,119
                                             2,600   Petroquest Energy, Inc. (a)                                    26,234
                                             6,575   Pioneer Natural Resources Co.                                 290,944
                                             4,984   Plains Exploration & Production Co. (a)                       192,582
                                             3,600   Pogo Producing Co.                                            180,900
                                             7,800   Pride International, Inc. (a)                                 243,204
                                             2,880   Quicksilver Resources, Inc. (a)                               111,341
                                             1,800   Remington Oil & Gas Corp. (a)                                  77,796
                                             4,400   St. Mary Land & Exploration Co.                               179,652
                                             1,579   Stone Energy Corp. (a)                                         69,681
                                               800   Sunoco Logistics Partners LP                                   33,576
                                             2,800   Superior Energy Services Inc. (a)                              75,012
                                             6,200   Syntroleum Corp. (a)(f)                                        51,274
                                             3,400   TEPPCO Partners LP                                            123,386
                                             3,900   Teekay Shipping Corp.                                         144,573
                                             4,200   Tesoro Corp.                                                  287,028
                                             2,400   Todco Class A                                                  94,584
                                             6,700   Transmontaigne, Inc. (a)                                       65,727
                                            10,500   Ultra Petroleum Corp. (a)                                     654,255
                                             1,800   Universal Compression Holdings, Inc. (a)                       91,206
                                             1,900   Valero LP                                                      96,235
                                               500   Valley National Gases, Inc.                                    10,705
                                             2,600   W&T Offshore, Inc.                                            104,806
                                               200   Warren Resources, Inc. (a)                                      2,980

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                               900   Western Refining, Inc.                                 $       19,458
                                             1,100   Whiting Petroleum Corp. (a)                                    45,089
                                                                                                            --------------
                                                                                                                 8,016,447
--------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine - 8.4%                        400   ABX Air, Inc. (a)                                               2,724
                                             3,100   AMERIGROUP Corp. (a)                                           65,224
                                               900   ATS Medical, Inc. (a)                                           2,232
                                               750   AVANIR Pharmaceuticals Class A (a)                             10,965
                                             6,600   AVI BioPharma, Inc. (a)(f)                                     50,094
                                             1,100   Abaxis, Inc. (a)                                               24,948
                                             5,200   Abgenix, Inc. (a)                                             117,000
                                             1,100   Abiomed, Inc. (a)                                              14,190
                                             3,300   Acadia Pharmaceuticals, Inc. (a)                               52,734
                                             1,600   Accelrys, Inc. (a)                                             11,632
                                             1,200   Adams Respiratory Therapeutics, Inc. (a)                       47,724
                                             3,700   Adolor Corp. (a)                                               88,060
                                             3,035   Advanced Medical Optics, Inc. (a)                             141,552
                                             1,400   Advancis Pharmaceutical Corp. (a)                               4,606
                                             2,000   Air Methods Corp. (a)                                          59,080
                                             1,900   Albany Molecular Research, Inc. (a)                            19,304
                                             2,600   Alexion Pharmaceuticals, Inc. (a)                              92,092
                                             3,500   Align Technology, Inc. (a)                                     32,095
                                             5,000   Alkermes, Inc. (a)                                            110,250
                                             8,400   Alliance Imaging, Inc. (a)                                     54,096
                                             5,800   Allos Therapeutics (a)                                         20,358
                                             2,345   Allscripts Healthcare Solutions, Inc. (a)                      42,937
                                             2,600   Alpharma, Inc. Class A                                         69,732
                                             1,600   Amedisys, Inc. (a)                                             55,600
                                               400   America Service Group, Inc. (a)                                 5,212
                                             4,000   American Medical Systems Holdings, Inc. (a)                    90,000
                                             4,450   American Pharmaceutical Partners, Inc. (a)                    126,780
                                             2,800   Amsurg Corp. (a)                                               63,532
                                             6,300   Amylin Pharmaceuticals, Inc. (a)(f)                           308,385
                                             3,400   Anadys Pharmaceuticals, Inc. (a)                               54,774
                                             4,200   Andrx Corp. (a)                                                99,708
                                               513   Angiodynamics, Inc. (a)                                        15,421
                                             2,900   Antigenics, Inc. (a)(f)                                         7,946
                                             4,300   Applera Corp. - Celera Genomics Group (a)                      50,267
                                             2,800   Apria Healthcare Group, Inc. (a)                               64,344
                                             1,640   Aradigm Corp. (a)                                               5,658
                                             4,040   Arena Pharmaceuticals, Inc. (a)                                73,164
                                             3,500   Ariad Pharmaceuticals, Inc. (a)                                23,030
                                             1,630   Arqule, Inc. (a)                                                9,356
                                             1,400   Array Biopharma, Inc. (a)                                      12,796
                                             2,400   Arrow International, Inc.                                      78,408
                                             1,700   Arthrocare Corp. (a)                                           81,294
                                               900   Aspect Medical Systems, Inc. (a)                               24,696
                                             3,100   Atherogenics Inc. (a)                                          50,592
                                             4,400   Avant Immunotherapeutics, Inc. (a)                             11,044
                                             1,000   Avigen, Inc. (a)                                                5,170
                                             3,000   Axonyx, Inc. (a)                                                3,450

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                               200   Barrier Therapeutics, Inc. (a)                         $        1,936
                                             2,300   Beckman Coulter, Inc.                                         125,511
                                             3,200   BioCryst Pharmaceuticals, Inc. (a)                             57,792
                                             5,700   Bioenvision, Inc. (a)                                          40,641
                                             2,400   Biolase Technology, Inc. (f)                                   22,920
                                             7,100   BioMarin Pharmaceuticals, Inc. (a)                             95,282
                                            18,316   Biopure Corp. (a)                                              24,910
                                             2,096   Bioscript, Inc. (a)                                            15,112
                                             1,360   Biosite, Inc. (a)                                              70,625
                                               900   BioSphere Medical, Inc. (a)                                     6,750
                                             1,800   BioVeris Corp. (a)                                              7,056
                                             2,400   Bradley Pharmaceuticals, Inc. (a)                              35,688
                                               388   Britesmile, Inc. (a)                                              423
                                               800   CNS, Inc.                                                      17,232
                                             2,800   CV Therapeutics, Inc. (a)                                      61,824
                                            16,300   Calypte Biomedical Corp. (a)                                    3,912
                                             1,200   Cambrex Corp.                                                  23,448
                                             1,600   CancerVax Corp. (a)                                             4,528
                                               510   Cardiac Science Corp. (a)                                       4,656
                                             2,900   Cardiodynamics International Corp. (a)                          5,162
                                             1,476   Cardiotech International, Inc. (a)                              4,103
                                             9,200   Cell Therapeutics, Inc. (a)(f)                                 17,572
                                             2,400   Centene Corp. (a)                                              70,008
                                             2,600   Cephalon, Inc. (a)                                            156,650
                                             1,400   Cerus Corp. (a)                                                11,984
                                             3,692   Charles River Laboratories International, Inc. (a)            180,982
                                               900   Cholestech Corp. (a)                                           11,727
                                             1,700   Ciphergen Biosystems, Inc. (a)                                  2,703
                                            11,200   Clarient, Inc. (a)                                             12,432
                                                58   Clinical Data, Inc.                                             1,190
                                             2,500   Collagenex Pharmaceuticals, Inc. (a)                           37,000
                                             8,600   Columbia Laboratories, Inc. (a)                                42,742
                                             5,000   Community Health Systems, Inc. (a)                            180,750
                                             3,600   Conceptus, Inc. (a)                                            47,196
                                             2,050   Conmed Corp. (a)                                               39,258
                                               600   Conor Medsystems, Inc. (a)                                     17,640
                                             1,843   Cooper Cos., Inc.                                              99,577
                                               142   CorAutus Genetics, Inc. (a)                                       493
                                               400   Corgentech, Inc. (a)                                            3,680
                                               600   Corvel Corp. (a)                                               13,212
                                             3,600   Covance, Inc. (a)                                             211,500
                                             2,400   CryoLife, Inc. (a)                                             10,560
                                             3,600   Cubist Pharmaceuticals, Inc. (a)                               82,692
                                             1,935   Curative Health Services, Inc. (a)                                232
                                             2,300   Curis, Inc. (a)                                                 5,474
                                             1,800   Cutera, Inc. (a)                                               48,816
                                             1,400   Cyberonics, Inc. (a)(f)                                        36,078
                                             6,500   Cypress Bioscience, Inc. (a)                                   41,145
                                               930   Cytogen Corp. (a)                                               3,367
                                             1,700   Cytokinetics, Inc. (a)                                         12,393

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             6,400   Cytyc Corp. (a)                                        $      180,352
                                               500   DJ Orthopedics, Inc. (a)                                       19,880
                                             5,650   Dade Behring Holdings, Inc.                                   201,761
                                             1,400   Datascope Corp.                                                55,384
                                             6,300   DaVita, Inc. (a)                                              379,323
                                               900   Daxor Corp. (a)                                                17,154
                                             3,430   Dendreon Corp. (a)                                             16,155
                                             4,650   Dentsply International, Inc.                                  270,397
                                             7,000   Depomed, Inc. (a)                                              45,710
                                               500   DexCom, Inc. (a)                                               10,135
                                             1,700   Diagnostic Products Corp.                                      80,971
                                             1,300   Dialysis Corp. of America (a)                                  17,290
                                               200   Diametrics Medical, Inc. (a)                                       20
                                             1,000   Digene Corp. (a)                                               39,100
                                             3,000   Discovery Laboratories, Inc. (a)                               21,990
                                             2,900   Dov Pharmaceutical, Inc. (a)                                   46,342
                                             9,300   Durect Corp. (a)                                               59,148
                                               600   Dusa Pharmaceuticals, Inc. (a)                                  4,236
                                                 4   Dynacq Healthcare, Inc. (a)                                        10
                                               600   E-Z-EM, Inc. (a)                                               13,434
                                             1,300   EPIX Pharmaceuticals, Inc. (a)                                  4,550
                                             3,500   Edwards Lifesciences Corp. (a)                                152,250
                                             2,300   Emisphere Technologies, Inc. (a)                               18,906
                                            12,481   Encore Medical Corp. (a)                                       63,903
                                             7,800   Endo Pharmaceuticals Holdings, Inc. (a)                       255,918
                                               200   Endologix, Inc. (a)                                               950
                                             4,300   Entremed, Inc. (a)                                             11,223
                                               673   Enzo Biochem, Inc. (a)                                          9,086
                                             2,600   Enzon Pharmaceuticals, Inc. (a)                                21,060
                                               673   EpiCept Corp. (a)                                               3,029
                                               725   Escalon Medical Corp. (a)                                       3,364
                                             4,281   ev3, Inc. (a)                                                  75,817
                                             1,600   Exact Sciences Corp. (a)                                        4,912
                                               700   Exactech, Inc. (a)                                              9,786
                                             3,050   First Horizon Pharmaceutical Corp. (a)                         76,890
                                            17,300   Fonar Corp. (a)                                                11,288
                                             1,300   FoxHollow Technologies Inc. (a)(f)                             39,715
                                             2,900   Gen-Probe, Inc. (a)                                           159,848
                                             3,400   Genaera Corp. (a)                                               4,760
                                             1,900   Gene Logic, Inc. (a)                                            8,721
                                             1,060   Genelabs Technologies, Inc. (a)                                 1,961
                                            64,740   Genentech, Inc. (a)(f)                                      5,471,177
                                             1,150   Genesis HealthCare Corp. (a)                                   50,531
                                             4,900   Genitope Corp. (a)                                             42,630
                                             9,700   Genta, Inc. (a)                                                20,952
                                             3,600   Geron Corp. (a)                                                29,916
                                             1,600   GlobeTel Communications Corp. (a)(f)                            3,984
                                               133   GlycoGenesys, Inc. (a)                                              7
                                             1,200   Greatbatch, Inc. (a)                                           26,292
                                               700   Haemonetics Corp. (a)                                          35,539

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             5,900   Health Grades Inc. (a)                                 $       31,329
                                             5,080   Health Net, Inc. (a)                                          258,166
                                             2,451   Healthcare Services Group                                      52,353
                                             2,200   HealthExtras, Inc. (a)                                         77,660
                                             1,100   Healthspring, Inc. (a)                                         20,471
                                             1,900   HealthTronics, Inc. (a)                                        15,713
                                             2,500   Healthways, Inc. (a)                                          127,350
                                             1,300   Hemispherx Biopharma, Inc. (a)(f)                               4,680
                                             4,200   Henry Schein, Inc. (a)                                        201,012
                                             3,100   Herbalife Ltd. (a)                                            104,687
                                             1,575   Hi-Tech Pharmacal Co., Inc. (a)                                44,415
                                             3,545   Hillenbrand Industries, Inc.                                  194,939
                                             2,300   Hollis-Eden Pharmaceuticals (a)(f)                             14,168
                                             2,500   Hologic, Inc. (a)                                             138,375
                                             2,600   Hooper Holmes, Inc.                                             7,514
                                             7,600   Human Genome Sciences, Inc. (a)                                82,612
                                             2,900   Hydron Technologies, Inc. (a)                                   1,479
                                             1,100   I-Flow Corp. (a)                                               14,652
                                             3,700   ICOS Corp. (a)                                                 81,585
                                             1,200   ICU Medical, Inc. (a)                                          43,428
                                             1,600   II-VI, Inc. (a)                                                28,944
                                             2,500   Idexx Laboratories, Inc. (a)                                  215,900
                                             4,121   ImClone Systems, Inc. (a)                                     140,196
                                             2,625   Immucor, Inc. (a)                                              75,311
                                             4,000   Immunicon Corp. (a)                                            16,120
                                             2,400   Immunogen, Inc. (a)                                            10,416
                                             3,200   Immunomedics, Inc. (a)(f)                                       9,440
                                             9,000   Incyte Corp. (a)                                               54,180
                                             8,100   Indevus Pharmaceuticals, Inc. (a)                              50,220
                                             4,200   Insmed, Inc. (a)(f)                                             8,190
                                             7,700   Inspire Pharmaceuticals, Inc. (a)                              40,271
                                             1,900   Integra LifeSciences Holdings Corp. (a)                        77,862
                                             3,900   InterMune, Inc. (a)(f)                                         72,306
                                             2,700   IntraLase Corp. (a)                                            62,640
                                             1,500   Introgen Therapeutics, Inc. (a)(f)                              7,965
                                             1,350   Intuitive Surgical, Inc. (a)                                  159,300
                                             1,800   Invacare Corp.                                                 55,908
                                               828   Inverness Medical Innovations, Inc. (a)                        23,788
                                             4,400   Isis Pharmaceuticals, Inc. (a)                                 39,644
                                             2,000   KV Pharmaceutical Co. Class A (a)                              48,240
                                             1,200   Kendle International, Inc. (a)                                 40,560
                                             1,000   Kensey Nash Corp. (a)                                          28,600
                                             2,190   Kindred Healthcare, Inc. (a)                                   55,078
                                             3,615   Kinetic Concepts, Inc. (a)                                    148,830
                                             1,700   Kosan Biosciences, Inc. (a)                                    10,013
                                             1,900   Kyphon, Inc. (a)                                               70,680
                                             1,150   LCA-Vision, Inc.                                               57,627
                                               740   La Jolla Pharmaceutical Co. (a)                                 3,685
                                             1,100   Lakeland Industries, Inc. (a)                                  22,550
                                               400   Landauer, Inc.                                                 20,088
                                               300   Langer, Inc. (a)                                                1,335

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                               800   Lectec Corp.                                           $          464
                                             2,700   Lexicon Genetics, Inc. (a)                                     14,958
                                             2,900   Lifecell Corp. (a)                                             65,395
                                               700   Lifecore Biomedical, Inc. (a)                                   8,190
                                             1,145   LifePoint Hospitals, Inc. (a)                                  35,609
                                             5,700   Lincare Holdings, Inc. (a)                                    222,072
                                             4,640   MGI Pharma, Inc. (a)                                           81,200
                                                26   Macrochem Corp. (a)                                                43
                                             1,479   Magellan Health Services, Inc. (a)                             59,855
                                             3,700   Mannatech, Inc.                                                64,306
                                             1,200   MannKind Corp. (a)                                             24,528
                                             1,700   Martek Biosciences Corp. (a)(f)                                55,811
                                               600   Med-Design Corp. (a)                                              324
                                             6,300   Medarex, Inc. (a)                                              83,286
                                             1,100   Medcath Corp. (a)                                              21,032
                                               800   Medical Action Industries, Inc. (a)                            19,192
                                             2,870   Medicines Co. (a)                                              59,036
                                             2,300   Medicis Pharmaceutical Corp. Class A                           74,980
                                             1,030   Medis Technologies Ltd. (a)(f)                                 24,030
                                               300   Medwave, Inc. (a)                                               1,008
                                             1,300   Mentor Corp.                                                   58,903
                                             1,350   Meridian Bioscience, Inc.                                      36,423
                                             1,568   Merit Medical Systems, Inc. (a)                                18,832
                                               300   Metropolitan Health Networks, Inc. (a)                            651
                                             2,600   Microtek Medical Holdings, Inc. (a)                             9,152
                                            17,438   Millennium Pharmaceuticals, Inc. (a)                          176,298
                                             1,600   Mine Safety Appliances Co.                                     67,200
                                             1,000   Molecular Devices Corp. (a)                                    33,160
                                             1,100   Molina Healthcare, Inc. (a)                                    36,817
                                             6,760   Monogram Biosciences, Inc. (a)                                 12,438
                                             3,100   Myogen, Inc. (a)                                              112,313
                                             1,800   Myriad Genetics, Inc. (a)                                      46,962
                                             3,900   NBTY, Inc. (a)                                                 87,828
                                             3,740   NPS Pharmaceuticals, Inc. (a)                                  31,940
                                            10,100   Nabi Biopharmaceuticals (a)                                    56,964
                                               150   National Dentex Corp. (a)                                       3,485
                                               400   National Healthcare Corp.                                      16,032
                                               400   Natrol, Inc. (a)                                                  840
                                               900   Natures Sunshine Prods, Inc.                                   11,250
                                             3,000   Natus Medical, Inc. (a)                                        61,500
                                             4,900   Nektar Therapeutics (a)                                        99,862
                                             2,086   Neopharm, Inc. (a)                                             17,439
                                             1,900   Neose Technologies, Inc. (a)                                    5,149
                                             2,145   Neurocrine Biosciences, Inc. (a)                              138,438
                                             1,200   Neurogen Corp. (a)                                              7,428
                                               800   New River Pharmaceuticals, Inc. (a)                            26,568
                                             1,600   Northfield Laboratories, Inc. (a)                              16,000
                                             8,900   Novavax, Inc. (a)(f)                                           71,022
                                             3,400   Noven Pharmaceuticals, Inc. (a)                                61,234
                                               250   Novoste Corp. (a)                                                 735

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             1,400   Nutraceutical International Corp. (a)                  $       21,098
                                             2,800   NuVasive, Inc. (a)                                             52,780
                                             2,421   Nuvelo, Inc. (a)                                               43,142
                                             2,467   OSI Pharmaceuticals, Inc. (a)                                  79,191
                                             4,100   Oakley, Inc.                                                   69,782
                                             3,050   Odyssey HealthCare, Inc. (a)                                   52,490
                                             4,800   Omnicare, Inc.                                                263,952
                                             2,000   Onyx Pharmaceuticals, Inc. (a)                                 52,520
                                             5,275   OraSure Technologies, Inc. (a)                                 54,332
                                             4,100   Orthologic Corp. (a)                                            9,020
                                             5,920   Orthovita, Inc. (a)                                            24,509
                                             4,400   Oscient Pharmaceuticals Corp. (a)                               8,800
                                             3,300   Osteotech, Inc. (a)                                            14,454
                                             2,300   Owens & Minor, Inc.                                            75,371
                                             5,500   PDL BioPharma, Inc. (a)                                       180,400
                                             5,600   PSS World Medical, Inc. (a)                                   108,024
                                             5,200   Pain Therapeutics, Inc. (a)(f)                                 56,524
                                             1,700   Par Pharmaceutical Cos., Inc. (a)                              47,906
                                             2,700   Parexel International Corp. (a)                                71,388
                                             1,180   Pediatric Services of America, Inc. (a)                        16,579
                                             1,500   Pediatrix Medical Group, Inc. (a)                             153,960
                                             1,300   Penwest Pharmaceuticals Co. (a)                                28,197
                                             8,500   Peregrine Pharmaceuticals, Inc. (a)                            12,580
                                             5,000   Perrigo Co.                                                    81,550
                                             3,300   PetMed Express, Inc. (a)                                       58,641
                                             6,800   Pharmaceutical Product Development, Inc.                      235,348
                                               700   Pharmacopeia Drug Discovery, Inc. (a)                           4,151
                                             2,290   Pharmacyclics, Inc. (a)                                        10,534
                                             1,800   Pharmion Corp. (a)                                             32,436
                                             1,140   Pharmos Corp. (a)                                               2,782
                                             1,423   PolyMedica Corp.                                               60,278
                                             2,300   Pozen, Inc. (a)                                                38,410
                                               620   Praecis Pharmaceuticals, Inc. (a)                               3,305
                                             2,500   Prestige Brands Holdings, Inc. (a)                             30,425
                                               500   Progenics Pharmaceuticals, Inc. (a)                            13,245
                                               800   Proxymed, Inc. (a)                                              5,776
                                               125   Psychemedics Corp.                                              2,224
                                             3,332   Psychiatric Solutions, Inc. (a)                               110,389
                                             2,700   QMed, Inc. (a)                                                 24,651
                                             1,900   Quidel Corp. (a)                                               24,453
                                             2,000   Radiation Therapy Services, Inc. (a)                           51,020
                                             1,100   Radiologix, Inc. (a)                                            2,035
                                             1,600   Regeneration Technologies, Inc. (a)                            12,496
                                             2,800   Regeneron Pharmaceuticals, Inc. (a)                            46,564
                                             1,900   RehabCare Group, Inc. (a)                                      35,815
                                             2,500   Renovis, Inc. (a)                                              53,300
                                             1,200   Res-Care, Inc. (a)                                             22,056
                                             4,300   Resmed, Inc. (a)                                              189,114
                                             3,900   Respironics, Inc. (a)                                         151,749
                                             1,300   Retractable Technologies, Inc. (a)                              5,070
                                             7,000   Rita Medical Systems, Inc. (a)                                 27,650
                                             3,603   Salix Pharmaceuticals Ltd. (a)                                 59,486
                                             1,300   Sangamo Biosciences, Inc. (a)                                   7,735

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             6,000   Santarus, Inc. (a)                                     $       44,820
                                             3,500   Savient Pharmaceuticals, Inc. (a)                              18,655
                                             5,700   Sciclone Pharmaceuticals, Inc. (a)                             20,349
                                             2,200   Seattle Genetics, Inc. (a)                                     11,352
                                             5,655   Sepracor, Inc. (a)                                            276,021
                                             2,385   Serologicals Corp. (a)                                         58,337
                                             4,000   Sierra Health Services, Inc. (a)                              162,800
                                             2,015   Sirna Therapeutics, Inc. (a)(f)                                13,581
                                             3,500   Sonic Innovations, Inc. (a)                                    17,500
                                               800   SonoSite, Inc. (a)                                             32,512
                                             1,900   Sparta Surgical Corp. (a)                                          38
                                                16   Spectrum Pharmaceuticals, Inc. (a)                                 75
                                             2,400   Staar Surgical Co. (a)                                         21,528
                                            13,900   Star Scientific, Inc. (a)(f)                                   43,507
                                             3,400   Steris Corp.                                                   83,912
                                             2,600   Sunrise Senior Living, Inc. (a)(f)                            101,322
                                             2,930   SuperGen, Inc. (a)                                             16,642
                                             1,600   SurModics, Inc. (a)                                            56,576
                                             2,300   Sybron Dental Specialties, Inc. (a)                            94,852
                                               100   Symbion, Inc. (a)                                               2,265
                                               900   Symmetry Medical, Inc. (a)                                     19,089
                                             2,100   Synovis Life Technologies, Inc. (a)                            21,504
                                             8,500   SyntheMed, Inc. (a)                                             5,950
                                             3,800   Tanox, Inc. (a)                                                73,796
                                             8,500   Targeted Genetics Corp. (a)                                     3,664
                                             2,500   Techne Corp. (a)                                              150,350
                                             4,130   Telik, Inc. (a)                                                79,957
                                             1,900   Theragenics Corp. (a)                                           6,004
                                             2,200   Theravance, Inc. (a)                                           61,688
                                             2,400   Third Wave Technologies, Inc. (a)                               7,512
                                             3,200   Thoratec Corp. (a)                                             61,664
                                               100   Threshold Pharmaceuticals, Inc. (a)                             1,499
                                             2,800   Titan Pharmaceuticals, Inc. (a)                                 9,436
                                               900   Transgenomic, Inc. (a)                                            720
                                             3,146   Triad Hospitals, Inc. (a)                                     131,817
                                             1,600   Trimeris, Inc. (a)                                             21,616
                                             1,600   TriPath Imaging, Inc. (a)                                      11,168
                                               700   Tripos, Inc. (a)                                                2,065
                                               700   US Physical Therapy, Inc. (a)                                  11,977
                                             1,100   USANA Health Sciences, Inc. (a)                                45,892
                                             2,100   United Surgical Partners International, Inc. (a)               74,361
                                             1,500   United Therapeutics Corp. (a)                                  99,420
                                             1,100   Universal Display Corp. (a)(f)                                 15,818
                                             1,600   Universal Health Services, Inc. Class B                        81,264
                                             1,700   Urologix, Inc. (a)                                              6,035
                                             1,100   Utah Medical Products, Inc.                                    35,200
                                             4,740   VCA Antech, Inc. (a)                                          134,995
                                             5,200   Valeant Pharmaceuticals International                          82,420
                                               193   Valentis, Inc. (a)                                                502
                                             5,720   Varian Medical Systems, Inc. (a)                              321,235
                                             2,300   Vasomedical, Inc. (a)                                             535

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             2,000   Ventana Medical Systems Inc. (a)                       $       83,540
                                             4,462   Vertex Pharmaceuticals, Inc. (a)                              163,265
                                               500   ViaCell, Inc. (a)                                               2,755
                                             1,800   Viasys Healthcare, Inc. (a)                                    54,144
                                             1,000   Vical, Inc. (a)                                                 6,180
                                             3,300   Vion Pharmaceuticals, Inc. (a)                                  7,326
                                             1,390   Viragen, Inc. (a)(f)                                              834
                                             3,700   Viropharma, Inc. (a)                                           46,990
                                             1,205   VistaCare, Inc. Class A (a)                                    18,678
                                               700   Vital Signs, Inc.                                              38,451
                                             7,600   Vivus, Inc. (a)                                                25,308
                                             1,600   West Pharmaceutical Services, Inc.                             55,552
                                             1,400   Wright Medical Group, Inc. (a)                                 27,650
                                            13,500   XOMA Ltd. (a)                                                  30,915
                                             2,700   Zila, Inc. (a)                                                  8,613
                                               555   Zoll Medical Corp. (a)                                         14,619
                                             2,000   Zymogenetics, Inc. (a)                                         43,240
                                                                                                            --------------
                                                                                                                24,174,778
--------------------------------------------------------------------------------------------------------------------------
Electronics - 5.2%                           7,300   8x8, Inc. (a)(f)                                               12,775
                                                56   ACE*COMM Corp. (a)                                                152
                                             1,700   ADE Corp. (a)                                                  52,054
                                             3,600   AMIS Holdings, Inc. (a)                                        32,616
                                             3,100   APAC Customer Services, Inc. (a)                                6,851
                                             1,800   ATMI, Inc. (a)                                                 54,360
                                             9,100   AVX Corp.                                                     161,070
                                             1,200   AXT, Inc. (a)                                                   4,644
                                             2,900   Actel Corp. (a)                                                46,226
                                             2,500   Acuity Brands, Inc.                                           100,000
                                             4,800   Acxiom Corp.                                                  124,032
                                               300   Advanced Analogic Technologies, Inc. (a)                        3,420
                                             2,200   Advanced Energy Industries, Inc. (a)                           31,086
                                               500   Advanced Power Technology, Inc. (a)                             7,335
                                            11,263   Agere Systems, Inc. (a)                                       169,396
                                             2,200   Agilysys, Inc.                                                 33,132
                                                20   Airnet Communications Corp. (a)                                    19
                                             1,400   Alliance Fiber Optic Products, Inc. (a)                         3,094
                                             5,000   Alliance Semiconductor Corp. (a)                               13,850
                                             2,262   Alliant Techsystems, Inc. (a)                                 174,559
                                             8,400   Altair Nanotechnologies, Inc. (a)                              29,820
                                             1,200   American Physicians Capital, Inc. (a)                          57,600
                                             1,000   American Science & Engineering, Inc. (a)                       93,400
                                               100   American Technical Ceramics Corp. (a)                           1,450
                                            10,510   Amkor Technology, Inc. (a)                                     90,806
                                               600   Ampex Corp. (a)                                                12,048
                                             5,005   Amphenol Corp. Class A                                        261,161
                                               100   Amtech Systems, Inc. (a)                                          731
                                             6,700   Anadigics, Inc. (a)                                            52,930
                                             1,200   Anaren, Inc. (a)                                               23,364
                                             2,200   Anixter International, Inc.                                   105,116
                                             5,100   Arris Group, Inc. (a)                                          70,176
                                             6,500   Arrow Electronics, Inc. (a)                                   209,755

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             4,300   Asyst Technologies Inc. (a)                            $       44,763
                                             1,600   Atheros Communications Inc. (a)                                41,904
                                            26,800   Atmel Corp. (a)                                               126,496
                                             2,200   Audiovox Corp. Class A (a)                                     26,268
                                            31,200   Avanex Corp. (a)(f)                                           101,712
                                             2,556   Avid Technology, Inc. (a)                                     111,084
                                             6,864   Avnet, Inc. (a)                                               174,208
                                               900   Aware, Inc. (a)                                                 5,211
                                             6,400   Axcelis Technologies, Inc. (a)                                 37,504
                                             1,500   Axsys Technologies, Inc. (a)                                   25,575
                                               200   Badger Meter, Inc.                                             11,396
                                             2,800   Belden CDT, Inc.                                               76,244
                                             1,635   Bell Microproducts, Inc. (a)                                   10,072
                                               800   Benchmark Electronics, Inc. (a)                                30,680
                                             2,880   Broadwing Corp. (a)                                            42,451
                                             5,682   Brooks Automation, Inc. (a)                                    80,912
                                             5,300   Bruker BioSciences Corp. (a)                                   28,620
                                             1,500   C&D Technologies, Inc.                                         13,860
                                             2,800   C-COR, Inc. (a)                                                24,472
                                            19,400   CMGI, Inc. (a)                                                 28,712
                                             2,200   CTS Corp.                                                      29,436
                                             1,400   Cabot Microelectronics Corp. (a)                               51,940
                                            15,600   Cadence Design Systems, Inc. (a)                              288,444
                                             2,600   CalAmp Corp. (a)                                               30,524
                                             4,000   California Micro Devices CP (a)                                31,640
                                             1,685   Caliper Life Sciences, Inc. (a)                                10,784
                                             1,100   Candela Corp. (a)                                              23,760
                                             6,800   Captaris, Inc. (a)                                             31,484
                                             2,400   Cepheid, Inc. (a)                                              21,984
                                             1,101   Ceva, Inc. (a)                                                  7,300
                                               700   Champion Industries, Inc.                                       4,368
                                             2,200   Checkpoint Systems, Inc. (a)                                   59,136
                                             4,700   Cirrus Logic, Inc. (a)                                         39,856
                                             2,400   Coherent, Inc. (a)                                             84,264
                                             1,300   Cohu, Inc.                                                     27,586
                                             2,500   CommScope, Inc. (a)                                            71,375
                                             1,800   Comtech Telecommunications Corp. (a)                           52,506
                                            27,048   Conexant Systems, Inc. (a)                                     93,316
                                             2,200   Cox Radio, Inc. Class A (a)                                    29,524
                                             5,100   Credence Systems Corp. (a)                                     37,434
                                             4,200   Cree, Inc. (a)(f)                                             137,802
                                             1,005   Cymer, Inc. (a)                                                45,667
                                             2,500   Cypress Semiconductor Corp. (a)                                42,375
                                               227   DDi Corp. (a)                                                   1,825
                                             2,600   DSP Group, Inc. (a)                                            75,426
                                               300   DTS, Inc. (a)                                                   5,898
                                             1,100   Daktronics, Inc.                                               40,150
                                               100   Dataram Corp.                                                     595
                                               300   DealerTrack Holdings, Inc. (a)                                  6,393
                                             2,400   Diodes, Inc. (a)                                               99,600

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             1,600   Dionex Corp. (a)                                       $       98,368
                                             6,000   Dolby Laboratories, Inc. Class A (a)                          125,400
                                               600   Ducommun, Inc. (a)                                             13,320
                                             1,400   Dynamics Research Corp. (a)                                    20,860
                                             2,800   EFJ, Inc. (a)                                                  30,212
                                               700   EMS Technologies, Inc. (a)                                     12,621
                                             4,000   ESS Technology, Inc. (a)                                       13,280
                                            13,400   Eagle Broadband, Inc. (a)                                       1,206
                                             2,500   Electro Scientific Industries, Inc. (a)                        55,325
                                             1,700   Electroglas, Inc. (a)                                           9,248
                                             3,700   Electronics for Imaging Inc. (a)                              103,489
                                               200   eMagin Corp. (a)                                                  114
                                             1,900   Emcore Corp. (a)                                               19,418
                                             2,100   Empire Resources, Inc. (f)                                     57,960
                                             2,700   Emulex Corp. (a)                                               46,143
                                             1,000   EndWare Corp. (a)                                              14,690
                                               600   EnerSys (a)                                                     8,280
                                             3,600   Energizer Holdings, Inc. (a)                                  190,800
                                             1,000   Energy Conversion Devices, Inc. (a)                            49,180
                                                25   Entrada Networks, Inc. (a)                                          0
                                             3,900   Exar Corp. (a)                                                 55,692
                                               300   Excel Technology, Inc. (a)                                      8,841
                                             4,300   Exide Technologies (a)                                         12,298
                                             2,000   FEI Co. (a)                                                    39,700
                                             1,800   FSI International, Inc. (a)                                     9,486
                                             5,600   Fairchild Semiconductor International, Inc. (a)               106,792
                                             1,600   Faro Technologies, Inc. (a)                                    22,800
                                             4,300   Flir Systems, Inc. (a)                                        122,163
                                             1,000   Flotek Industries, Inc. (a)                                    25,100
                                             1,300   Formfactor, Inc. (a)                                           51,116
                                             2,900   FuelCell Energy, Inc. (a)(f)                                   33,263
                                             2,400   GTC Biotherapeutics, Inc. (a)                                   2,664
                                             2,300   General Cable Corp. (a)                                        69,759
                                             3,100   Genesis Microchip, Inc. (a)                                    52,824
                                             3,300   Getty Images, Inc. (a)                                        247,104
                                               500   Glenayre Technologies, Inc. (a)                                 2,625
                                             4,300   Harmonic, Inc. (a)                                             27,391
                                             6,990   Harris Corp.                                                  330,557
                                             1,520   Harvard Bioscience, Inc. (a)                                    6,673
                                             3,100   Hearst-Argyle Television, Inc.                                 72,416
                                             1,775   Herley Industries, Inc. (a)                                    37,062
                                               447   Hifn, Inc. (a)                                                  3,487
                                               300   Hittite Microwave Corp. (a)                                    10,113
                                               700   Hungarian Telephone & Cable (a)                                11,214
                                             1,495   Hutchinson Technology, Inc. (a)                                45,104
                                             1,900   IRIS International, Inc. (a)                                   29,697
                                             1,900   IXYS Corp. (a)                                                 17,518
                                               200   Ikanos Communications, Inc. (a)                                 3,942
                                             2,400   Illumina, Inc. (a)                                             57,000
                                             3,935   Innovex, Inc. (a)                                              20,423

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             2,100   Integrated Silicon Solutions, Inc. (a)                 $       13,944
                                             5,900   Interactive Data Corp.                                        138,650
                                               100   Interlink Electronics, Inc. (a)                                   306
                                             3,604   Intermagnetics General Corp. (a)                               90,280
                                             2,100   International Rectifier Corp. (a)                              87,003
                                             5,915   Intersil Corp. Class A                                        171,062
                                             1,700   Itron, Inc. (a)                                               101,745
                                             2,600   Ixia (a)                                                       37,076
                                               800   Keithley Instruments, Inc.                                     12,288
                                             4,900   Kemet Corp. (a)                                                46,403
                                               900   Komag, Inc. (a)                                                42,840
                                             4,200   Kopin Corp. (a)                                                21,042
                                             4,700   Kulicke & Soffa Industries, Inc. (a)                           44,838
                                               100   LCC International, Inc. Class A (a)                               365
                                             5,600   Lam Research Corp. (a)                                        240,800
                                             1,650   Laserscope (a)                                                 39,022
                                             6,270   Lattice Semiconductor Corp. (a)                                41,758
                                               200   Leadis Technology, Inc. (a)                                     1,136
                                               700   LeCroy Corp. (a)                                               10,955
                                               100   Lightpath Technologies, Inc. Class A (a)                          632
                                             1,270   Littelfuse, Inc. (a)                                           43,345
                                               100   M-Wave, Inc. (a)                                                   66
                                             9,600   MEMC Electronic Materials, Inc. (a)                           354,432
                                             3,153   MKS Instruments, Inc. (a)                                      73,875
                                             6,287   MRV Communications, Inc. (a)                                   25,777
                                             2,000   MTS Systems Corp.                                              83,660
                                            18,500   Marvell Technology Group Ltd. (a)(i)                        1,000,850
                                             1,800   Mattson Technology, Inc. (a)                                   21,600
                                               900   Maxwell Technologies, Inc. (a)                                 17,559
                                             1,400   Mercury Computer Systems, Inc. (a)                             22,680
                                               500   Mestek, Inc. (a)                                                6,290
                                             2,100   Methode Electronics, Inc.                                      22,869
                                             3,600   Microsemi Corp. (a)                                           104,796
                                             1,700   Mobility Electronics, Inc. (a)                                 14,161
                                             5,255   Monolithic System Technology, Inc. (a)                         46,559
                                               800   Multi-Fineline Electronix, Inc. (a)                            46,792
                                               800   NU Horizons Electronics Corp. (a)                               6,808
                                             1,825   Nanogen, Inc. (a)                                               5,512
                                             2,000   Nanometrics, Inc. (a)                                          27,700
                                             3,000   Nanophase Technologies Corp. (a)                               23,130
                                               320   Neomagic Corp. (a)                                              1,792
                                             1,000   Neoware Systems, Inc. (a)                                      29,620
                                             2,700   Netgear, Inc. (a)                                              51,327
                                             2,400   Newport Corp. (a)                                              45,264
                                             8,535   Nuance Communications, Inc. (a)                               100,798
                                            14,950   ON Semiconductor Corp. (a)                                    108,537
                                               700   OSI Systems, Inc. (a)                                          14,791
                                             4,400   Omnivision Technologies, Inc. (a)                             132,880
                                             1,100   Oplink Communications, Inc. (a)                                19,074
                                               400   Optical Communication Products, Inc. (a)                        1,232

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                               200   PDF Solutions, Inc. (a)                                $        3,784
                                             1,500   PLX Technology, Inc. (a)                                       18,825
                                             1,800   Palomar Medical Technologies, Inc. (a)                         60,210
                                             1,150   Park Electrochemical Corp.                                     33,925
                                               800   Parkervision, Inc. (a)(f)                                       8,728
                                             4,300   Paxson Communications Corp. (a)                                 4,042
                                             2,700   Pemstar, Inc. (a)                                               5,589
                                             1,500   Pericom Semiconductor Corp. (a)                                14,790
                                             1,600   Photon Dynamics, Inc. (a)                                      30,000
                                             2,700   Pixelworks, Inc. (a)                                           13,419
                                               900   Planar Systems, Inc. (a)                                       15,228
                                               500   Plantronics, Inc.                                              17,715
                                             2,300   Plexus Corp. (a)                                               86,411
                                             2,700   Portalplayer, Inc. (a)                                         60,021
                                               600   Powell Industries, Inc. (a)                                    13,068
                                             1,800   Power Integrations, Inc. (a)                                   44,604
                                             4,900   Power-One, Inc. (a)                                            35,280
                                             4,400   Powerwave Technologies, Inc. (a)                               59,356
                                               300   Preformed Line Products Co.                                    10,176
                                             6,100   Quantum Corp. (a)                                              22,814
                                               200   QuickLogic Corp. (a)                                            1,148
                                             2,235   RF Micro Devices, Inc. (a)                                     19,333
                                               900   Radisys Corp. (a)                                              17,865
                                             6,000   Rambus, Inc. (a)                                              236,040
                                               900   Raven Industries, Inc.                                         35,199
                                               700   Rex Stores Corp. (a)                                           10,549
                                               800   Richardson Electronics Ltd.                                     7,520
                                               900   Rofin-Sinar Technologies, Inc. (a)                             48,717
                                             1,628   Rudolph Technologies, Inc. (a)                                 27,757
                                             5,900   SAFLINK Corp. (a)                                               4,898
                                             2,300   SBS Technologies, Inc. (a)                                     37,260
                                               800   SCM Microsystems, Inc. (a)                                      2,800
                                             1,200   Sagemark Cos. Ltd. (a)                                          1,392
                                            28,500   Seagate Technology                                            750,405
                                             1,100   Semitool, Inc. (a)                                             12,507
                                             4,200   Semtech Corp. (a)                                              75,138
                                             2,000   Sigmatel, Inc. (a)                                             17,480
                                             1,200   Sigmatron International, Inc. (a)                              10,848
                                             4,400   Silicon Image, Inc. (a)                                        45,364
                                             1,400   Silicon Laboratories, Inc. (a)                                 76,930
                                             5,900   Silicon Storage Technology, Inc. (a)                           25,842
                                             2,800   SimpleTech, Inc. (a)                                           10,528
                                             5,900   Sirenza Microdevices, Inc. (a)                                 55,755
                                             1,700   Sirf Technology Holdings, Inc. (a)                             60,197
                                             9,100   Skyworks Solutions, Inc. (a)                                   61,789
                                             2,500   Somera Communications, Inc.                                     1,063
                                             5,300   Spansion LLC Class A                                           78,440
                                             1,200   Spectralink Corp.                                              15,060
                                             3,100   Spectrum Brands, Inc. (a)                                      67,332
                                             3,100   Staktek Holdings, Inc. (a)                                     19,220

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             1,400   Standard Microsystems Corp. (a)                        $       36,372
                                             5,600   Stratex Networks, Inc. (a)                                     34,440
                                             4,500   Sunpower Corp. Class A (a)(f)                                 171,720
                                               200   Suntron Corp. (a)                                                 436
                                               432   Superconductor Technologies, Inc. (a)                           1,706
                                             1,700   Superior Essex, Inc. (a)                                       43,248
                                               100   Supertex, Inc. (a)                                              3,762
                                             4,376   Symmetricom, Inc. (a)                                          37,415
                                             2,300   Synaptics, Inc. (a)                                            50,577
                                             1,900   TTM Technologies, Inc. (a)                                     27,531
                                             4,730   Taser International, Inc. (a)(f)                               49,854
                                             1,900   Technitrol, Inc.                                               45,562
                                            10,100   Tegal Corp. (a)                                                 5,252
                                             3,700   Tekelec (a)                                                    51,171
                                                75   Terabeam, Inc. (a)                                                290
                                             4,400   Terayon Corp. (a)                                               8,052
                                             1,800   Tessera Technologies, Inc. (a)                                 57,744
                                             5,500   Therma-Wave, Inc. (a)                                           8,910
                                             4,065   Thomas & Betts Corp. (a)                                      208,860
                                               800   Tollgrade Communications, Inc. (a)                             11,904
                                            11,200   Transmeta Corp. (a)(f)                                         22,736
                                             3,600   Transwitch Corp. (a)                                            9,360
                                             7,745   Triquint Semiconductor, Inc. (a)                               38,105
                                               200   Tvia, Inc. (a)                                                    562
                                             1,500   Tweeter Home Entertainment Group, Inc. (a)                     11,760
                                               800   Ultralife Batteries, Inc. (a)                                  10,280
                                             2,400   Ultratech, Inc. (a)                                            58,752
                                             1,400   United Industrial Corp.                                        85,302
                                               600   Unitil Corp.                                                   15,666
                                             4,000   Valence Technology, Inc. (a)(f)                                 9,840
                                             2,050   Varian, Inc. (a)                                               84,419
                                             1,500   Varian Semiconductor Equipment Associates, Inc. (a)            42,120
                                             1,400   Viasat, Inc. (a)                                               40,110
                                             2,200   Vicor Corp.                                                    43,406
                                             1,300   Virage Logic Corp. (a)                                         14,027
                                             9,961   Vishay Intertechnology, Inc. (a)                              141,845
                                            12,800   Vitesse Semiconductor Corp. (a)                                45,824
                                               200   Volterra Semiconductor Corp. (a)                                3,818
                                                66   Vyyo, Inc. (a)                                                    479
                                             3,600   WJ Communications, Inc. (a)                                     9,072
                                                 4   Wave Wireless Corp. (a)                                             1
                                             8,600   Western Digital Corp. (a)                                     167,098
                                             4,117   Zebra Technologies Corp. Class A (a)                          184,112
                                             7,424   Zhone Technologies, Inc. (a)(f)                                19,748
                                             3,361   Zoran Corp. (a)                                                73,539
                                                                                                            --------------
                                                                                                                14,943,371
--------------------------------------------------------------------------------------------------------------------------
Energy & Raw Materials - 3.2%                1,000   APCO Argentina, Inc.                                           81,800
                                             3,000   Alliance Resource Partners LP                                 108,300
                                             3,200   Alpha Natural Resources, Inc. (a)                              74,048
                                             2,600   Arch Coal, Inc.                                               197,444

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             1,900   Atlas Pipeline Partners LP                             $       80,370
                                               400   Atwood Oceanics, Inc. (a)                                      40,404
                                               600   Barnwell Industries, Inc.                                      13,896
                                             1,000   Berry Petroleum Co. Class A                                    68,450
                                             3,600   Boardwalk Pipeline Partners LP                                 78,516
                                             4,300   Brigham Exploration Co. (a)                                    37,668
                                             1,800   Bristow Group, Inc. (a)                                        55,620
                                             1,500   Buckeye Partners LP                                            64,065
                                             1,350   CARBO Ceramics, Inc.                                           76,828
                                             2,000   CREDO Petroleum Corp. (a)                                      43,300
                                             3,720   Cabot Oil & Gas Corp. Class A                                 178,300
                                             5,600   Canyon Resources Corp. (a)                                      4,872
                                             4,616   Cimarex Energy Co.                                            199,688
                                             1,700   Compass Minerals International, Inc.                           42,483
                                             4,100   Cooper Cameron Corp. (a)                                      180,728
                                             1,400   Crosstex Energy, Inc.                                         108,430
                                             2,000   Dawson Geophysical Co. (a)                                     55,200
                                             6,400   Denbury Resources, Inc. (a)                                   202,688
                                             1,000   Dril-Quip, Inc. (a)                                            70,850
                                             6,720   ENSCO International, Inc.                                     345,744
                                               700   Earle M. Jorgensen Holding Company, Inc. (a)                   10,605
                                             4,100   Enterprise GP Holdings LP                                     153,750
                                            22,305   Enterprise Products Partners LP (f)                           550,710
                                             5,200   The Exploration Co. of Delaware, Inc. (a)(f)                   58,240
                                             3,500   FMC Technologies, Inc. (a)                                    179,270
                                             2,100   Forest Oil Corp. (a)                                           78,078
                                             2,200   Foundation Coal Holdings, Inc.                                 90,508
                                             2,400   Goodrich Petroleum Corp. (a)                                   64,800
                                             6,200   Grant Prideco, Inc. (a)                                       265,608
                                            10,600   Grey Wolf, Inc. (a)                                            78,864
                                             2,849   Hanover Compressor Co. (a)                                     53,048
                                             3,100   Headwaters, Inc. (a)                                          123,349
                                             2,900   Helmerich & Payne, Inc.                                       202,478
                                             1,200   Holly Energy Partners LP                                       51,240
                                             1,800   Hydril Co. (a)                                                140,310
                                             1,900   Inergy LP                                                      50,825
                                             1,800   James River Coal Co. (a)                                       61,146
                                             6,300   Joy Global, Inc.                                              376,551
                                                 9   Kestrel Energy, Inc. (a)                                          855
                                             1,500   Kirby Corp. (a)                                               102,165
                                             1,100   Lufkin Industries, Inc.                                        60,984
                                               600   MAXXAM, Inc. (a)                                               19,500
                                             3,600   Massey Energy Co.                                             129,852
                                             5,100   McDermott International, Inc. (a)                             277,695
                                             3,000   NL Industries, Inc.                                            31,890
                                             1,900   Natural Gas Services Group (a)                                 33,972
                                               600   Natural Resource Partners LP                                   31,668
                                             5,000   Newpark Resources, Inc. (a)                                    41,000
                                             7,780   Noble Energy, Inc.                                            341,697
                                             1,700   Oil States International, Inc. (a)                             62,645
                                             4,000   Parallel Petroleum Corp. (a)                                   73,800

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             9,900   Parker Drilling Co. (a)                                $       91,773
                                            12,180   Peabody Energy Corp.                                          613,994
                                               800   Penn Virginia Corp.                                            56,800
                                               200   Penn Virginia Resource Partners LP                             11,474
                                             1,780   Petroleum Development Corp. (a)                                80,741
                                             4,400   Pioneer Drilling Co. (a)                                       72,292
                                             3,400   Plains All American Pipeline LP                               152,932
                                             5,700   Prolong International Corp. (a)                                    68
                                             7,212   Quantum Fuel Systems Technologies
                                                       Worldwide, Inc. (a)(f)                                       25,820
                                               100   RGC Resources, Inc.                                             2,555
                                             8,000   Range Resources Corp.                                         218,480
                                             1,477   SEACOR Holdings, Inc. (a)                                     116,978
                                             9,600   Smith International, Inc.                                     374,016
                                                 7   Solexa, Inc. (a)                                                   70
                                             8,000   Southwestern Energy Co. (a)                                   257,520
                                             1,900   Swift Energy Co. (a)                                           71,174
                                             1,900   TC PipeLines LP                                                64,581
                                             1,755   Tidewater, Inc.                                                96,929
                                             4,200   USEC, Inc.                                                     50,610
                                             2,900   Unit Corp. (a)                                                161,675
                                             2,500   W-H Energy Services, Inc. (a)                                 111,225
                                             4,000   Western Gas Resources, Inc.                                   193,000
                                               500   Westmoreland Coal Co. (a)                                      13,125
                                             2,100   Williams Partners LP                                           68,733
                                             2,600   World Fuel Services Corp.                                     105,144
                                             1,300   Xanser Corp. (a)                                                5,759
                                                                                                            --------------
                                                                                                                 9,224,263
--------------------------------------------------------------------------------------------------------------------------
Energy & Utilities - 2.5%                    4,400   AGL Resources, Inc.                                           158,620
                                             1,099   ATG, Inc. (a)                                                       0
                                             3,500   Active Power, Inc. (a)                                         17,465
                                             1,500   Allete, Inc.                                                   69,900
                                             6,400   Alliant Energy Corp.                                          201,408
                                               950   American States Water Co.                                      35,492
                                             4,917   Aqua America, Inc.                                            136,791
                                             7,810   Aquila, Inc. (a)                                               31,162
                                               150   Artesian Resources Corp. Class A                                5,010
                                             4,800   Atmos Energy Corp.                                            126,384
                                               200   Atrion Corp.                                                   15,798
                                             2,900   Avista Corp.                                                   59,885
                                               200   BIW Ltd.                                                        3,906
                                             7,730   Beacon Power Corp. (a)                                         12,909
                                             1,800   Black Hills Corp.                                              61,200
                                               900   CH Energy Group, Inc.                                          43,200
                                               900   California Water Service Group                                 40,545
                                               800   Cascade Natural Gas Corp.                                      15,760
                                             2,766   Catalytica Energy Systems, Inc. (a)                             4,204
                                               700   Central Vermont Public Service Corp.                           14,847
                                             1,300   Chesapeake Utilities Corp.                                     40,612
                                             2,900   Cleco Corp.                                                    64,757

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                               400   Connecticut Water Service, Inc.                        $       10,488
                                             7,935   DPL, Inc.                                                     214,245
                                               100   Delta Natural Gas Co., Inc.                                     2,659
                                             4,300   Duquesne Light Holdings, Inc.                                  70,950
                                             3,900   El Paso Electric Co. (a)                                       74,256
                                             2,700   The Empire District Electric Co.                               59,994
                                             4,800   Energen Corp.                                                 168,000
                                             8,400   Energy East Corp.                                             204,120
                                               200   Energy West, Inc.                                               2,162
                                               450   EnergySouth, Inc.                                              14,315
                                             7,280   Equitable Resources, Inc.                                     265,793
                                               199   Florida Public Utilities Co.                                    2,816
                                             4,900   Great Plains Energy, Inc.                                     137,935
                                             1,000   Green Mountain Power Corp.                                     28,890
                                             4,720   Hawaiian Electric Industries, Inc.                            128,054
                                             2,200   IDACORP, Inc.                                                  71,544
                                             3,800   KFX, Inc. (a)(f)                                               69,160
                                             1,200   The Laclede Group, Inc.                                        41,304
                                             5,750   MDU Resources Group, Inc.                                     192,338
                                               400   MGE Energy, Inc.                                               13,272
                                               666   Middlesex Water Co.                                            12,614
                                            16,700   Mirant Corp. (a)                                              417,500
                                             6,130   NRG Energy, Inc. (a)                                          277,199
                                             6,100   NSTAR                                                         174,521
                                             4,650   National Fuel Gas Co.                                         152,148
                                             1,940   New Jersey Resources Corp.                                     87,785
                                             2,000   NorthWestern Corp.                                             62,280
                                             5,100   Northeast Utilities                                            99,603
                                             1,600   Northwest Natural Gas Co.                                      56,784
                                             5,000   OGE Energy Corp.                                              145,000
                                             5,790   Oneok, Inc.                                                   186,728
                                               800   Ormat Technologies, Inc.                                       30,480
                                             1,200   Otter Tail Corp.                                               34,428
                                             1,100   PNM Resources, Inc.                                            26,840
                                               177   Pennichuck Corp.                                                4,460
                                            10,573   Pepco Holdings, Inc.                                          240,959
                                             4,800   Piedmont Natural Gas Co.                                      115,152
                                             5,900   Puget Energy, Inc.                                            124,962
                                             4,700   Questar Corp.                                                 329,235
                                            15,500   Reliant Energy, Inc. (a)                                      163,990
                                             6,400   SCANA Corp.                                                   251,136
                                             5,800   SEMCO Energy, Inc. (a)                                         32,132
                                               600   SJW Corp.                                                      16,110
                                             6,600   Sierra Pacific Resources (a)                                   91,146
                                             1,600   South Jersey Industries, Inc.                                  43,632
                                             7,054   Southern Union Co.                                            175,151
                                             2,000   Southwest Gas Corp.                                            55,900
                                             1,571   Southwest Water Co.                                            25,042
                                               600   Streicher Mobile Fueling, Inc. (a)                              1,716
                                             4,160   UGI Corp.                                                      87,651

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             1,100   UIL Holdings Corp.                                     $       57,585
                                               200   Unisource Energy Corp.                                          6,100
                                             4,200   Vectren Corp.                                                 110,796
                                             2,840   Veritas DGC, Inc. (a)                                         128,908
                                             2,700   WGL Holdings, Inc.                                             82,134
                                             1,000   WPS Resources Corp.                                            49,220
                                             5,225   Westar Energy, Inc.                                           108,732
                                             6,780   Wisconsin Energy Corp.                                        271,132
                                                                                                            --------------
                                                                                                                 7,269,041
--------------------------------------------------------------------------------------------------------------------------
Finance - 0.1%                               7,300   Brookfield Properties Corp.                                   249,295
                                               380   Pinnacle Financial Partners, Inc. (a)                          10,427
                                             6,356   Winthrop Realty Trust, Inc.                                    33,623
                                                                                                            --------------
                                                                                                                   293,345
--------------------------------------------------------------------------------------------------------------------------
Food & Agriculture - 2.4%                      400   Alico, Inc.                                                    18,176
                                             1,100   American Italian Pasta Co. Class A                              6,886
                                               300   The Andersons, Inc.                                            23,469
                                               500   Bridgford Foods Corp. (a)                                       3,060
                                             6,600   Bunge Ltd.                                                    367,686
                                               200   CF Industries Holdings, Inc.                                    3,398
                                               200   Cagle's, Inc. Class A (a)                                       1,396
                                             1,802   Chiquita Brands International, Inc.                            30,220
                                               400   Coca-Cola Bottling Co. Consolidated                            18,400
                                               300   Consolidated-Tomoka Land Co.                                   18,639
                                             4,400   Corn Products International, Inc.                             130,108
                                             1,200   Cuisine Solutions, Inc. (a)                                    11,148
                                               500   Dairy Mart Convenience Stores (a)                                   0
                                               700   Darling International, Inc. (a)                                 3,276
                                            12,800   Del Monte Foods Co.                                           151,808
                                             2,280   Delta & Pine Land Co.                                          68,765
                                             2,700   Eden Bioscience Corp. (a)                                       2,079
                                               400   Embrex, Inc. (a)                                                5,020
                                               300   Farmer Bros. Co.                                                6,690
                                               100   Fisher Communications, Inc. (a)                                 4,475
                                             4,012   Flowers Foods, Inc.                                           119,156
                                             4,500   Fresh Del Monte Produce, Inc.                                  95,175
                                               600   Gehl Co. (a)                                                   19,872
                                               200   Glacier Water Services, Inc. (a)                                4,800
                                             1,700   Gold Kist, Inc. (a)                                            21,488
                                               600   Golden Enterprises, Inc.                                        1,788
                                               400   Green Mountain Coffee Roasters, Inc. (a)                       15,888
                                             1,000   Griffin Land & Nurseries, Inc. (a)                             30,000
                                             2,239   Hain Celestial Group, Inc. (a)                                 58,639
                                             4,100   Hines Horticulture, Inc. (a)                                   14,268
                                             7,990   Hormel Foods Corp.                                            270,062
                                                12   Imperial Sugar Co. New Shares                                     366
                                             1,800   Ingles Markets, Inc. Class A                                   32,076
                                             2,165   Ionatron, Inc. (a)(f)                                          29,249
                                             1,000   J&J Snack Foods Corp.                                          33,590
                                             3,319   The J.M. Smucker Co.                                          131,764
                                               600   John B. Sanfilippo & Son, Inc. (a)                              9,498

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                           105,080   Kraft Foods, Inc. (f)                                  $    3,184,975
                                             1,700   Lance, Inc.                                                    38,250
                                             1,700   Lifeway Foods, Inc. (a)                                        20,828
                                             1,600   MGP Ingredients, Inc.                                          25,920
                                               700   Marsh Supermarkets, Inc. Class B                                5,775
                                               400   Maui Land & Pineapple Co., Inc. (a)                            15,100
                                               700   Monterey Gourmet Foods, Inc. (a)                                3,080
                                             1,520   Nash Finch Co.                                                 45,448
                                               875   Neogen Corp. (a)                                               21,437
                                             3,700   NitroMed, Inc. (a)(f)                                          31,080
                                             1,200   The Pantry, Inc. (a)                                           74,868
                                             1,000   Peet's Coffee & Tea, Inc. (a)                                  30,000
                                             8,227   PepsiAmericas, Inc.                                           201,150
                                             2,700   Performance Food Group Co. (a)                                 84,213
                                             4,200   Pilgrim's Pride Corp.                                          91,014
                                             1,900   Premium Standard Farms, Inc.                                   33,345
                                             1,200   Provena Foods, Inc. (a)                                         1,320
                                             1,732   Ralcorp Holdings, Inc. (a)                                     65,903
                                             1,424   Rocky Mountain Chocolate Factory, Inc.                         22,485
                                             1,150   Sanderson Farms, Inc.                                          25,760
                                             3,800   The Scotts Miracle-Gro Co.                                    173,888
                                               100   Seaboard Corp.                                                159,400
                                               200   Seneca Foods Corp. (a)                                          3,930
                                             1,700   Smart & Final, Inc. (a)                                        27,863
                                             7,100   Smithfield Foods, Inc. (a)                                    208,314
                                               800   Spartan Stores, Inc.                                           10,200
                                               400   Tasty Baking Co.                                                3,200
                                               400   Tejon Ranch Co. (a)                                            19,548
                                             4,600   Terra Industries, Inc. (a)                                     32,430
                                             3,180   Tootsie Roll Industries, Inc.                                  93,079
                                             1,912   TreeHouse Foods, Inc. (a)                                      50,764
                                             3,200   United Natural Foods, Inc. (a)                                111,904
                                             3,200   Wild Oats Markets, Inc. (a)                                    65,056
                                               800   Willamette Valley Vineyards (a)                                 5,088
                                               500   Zanett, Inc. (a)                                                1,850
                                               800   Zapata Corp. (a)                                                4,848
                                                                                                            --------------
                                                                                                                 6,755,691
--------------------------------------------------------------------------------------------------------------------------
Gold - 0.2%                                  5,900   Glamis Gold Ltd. (a)                                          192,812
                                             5,580   Meridian Gold, Inc. (a)                                       165,447
                                             3,300   NGAS Resources, Inc. (a)(f)                                    28,578
                                             2,535   Royal Gold, Inc. (f)                                           91,742
                                             8,500   US Gold Corp. (a)(f)                                           76,500
                                                                                                            --------------
                                                                                                                   555,079
--------------------------------------------------------------------------------------------------------------------------
Insurance - 3.8%                             5,200   21st Century Insurance Group                                   82,160
                                               300   Affirmative Insurance Holdings, Inc.                            3,963
                                             4,000   Alfa Corp.                                                     68,560
                                               543   Alleghany Corp. (a)                                           157,094
                                             4,200   American Equity Investment Life Holding Co.                    60,228
                                             4,200   American Financial Group, Inc.                                174,762
                                             1,700   American National Insurance Co.                               190,536

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             5,500   Amerisafe, Inc. (a)                                    $       66,000
                                             2,700   AmerUs Group Co.                                              162,648
                                             1,405   Arch Capital Group Ltd. (a)                                    81,125
                                             1,700   Argonaut Group, Inc. (a)                                       60,435
                                             5,000   Arthur J. Gallagher & Co.                                     139,050
                                             3,200   Aspen Insurance Holdings Ltd.                                  78,912
                                             7,905   Assurant, Inc.                                                389,321
                                             2,700   Assured Guaranty Ltd.                                          67,500
                                               700   Atlantic American Corp. (a)                                     1,967
                                             9,400   Axis Capital Holdings Ltd.                                    281,060
                                               950   Baldwin & Lyons, Inc. Class B                                  25,222
                                             1,780   Bristol West Holdings, Inc.                                    34,265
                                             7,000   Brown & Brown, Inc.                                           232,400
                                            16,129   CNA Financial Corp. (a)                                       513,547
                                               800   CNA Surety Corp. (a)                                           13,384
                                             1,100   Clark, Inc.                                                    12,991
                                             2,100   Commerce Group, Inc.                                          110,964
                                             8,500   Conseco, Inc. (a)                                             210,970
                                             3,000   Crawford & Co. Class B                                         18,000
                                             1,900   Delphi Financial Group Class A                                 98,097
                                               500   EMC Insurance Group, Inc.                                      13,935
                                             2,600   Endurance Specialty Holdings Ltd.                              84,630
                                             3,600   Erie Indemnity Co. Class A                                    189,504
                                             2,800   Everest Re Group Ltd.                                         261,436
                                               800   FBL Financial Group, Inc. Class A                              27,560
                                               400   FMS Financial Corp.                                             7,320
                                               600   FPIC Insurance Group, Inc. (a)                                 22,680
                                             9,342   Fidelity National Financial, Inc.                             331,921
                                             8,534   Fidelity National Title Group, Inc. Class A                   194,319
                                             4,635   First American Corp.                                          181,507
                                               400   First United Corp.                                              9,132
                                             4,500   Fremont General Corp.                                          97,020
                                             2,910   Great American Financial Resources, Inc.                       57,414
                                             5,850   HCC Insurance Holdings, Inc.                                  203,580
                                             3,500   The Hanover Insurance Group, Inc.                             183,470
                                             1,800   Harleysville Group, Inc.                                       53,442
                                             1,900   Hilb Rogal & Hobbs Co.                                         78,318
                                             2,400   Horace Mann Educators Corp.                                    45,120
                                             2,000   IPC Holdings, Ltd.                                             56,100
                                               720   Independence Holding Co.                                       16,603
                                             1,200   Infinity Property & Casualty Corp.                             50,088
                                               400   Kansas City Life Insurance Co.                                 20,312
                                             1,200   LandAmerica Financial Group, Inc.                              81,420
                                               600   Markel Corp. (a)                                              202,608
                                             1,600   Max Re Capital Ltd.                                            38,080
                                               400   Meadowbrook Insurance Group, Inc. (a)                           2,800
                                               100   Merchants Group, Inc.                                           3,015
                                             3,000   Mercury General Corp.                                         164,700
                                             3,300   Montpelier Re Holdings Ltd. (f)                                53,790
                                               600   NYMAGIC, Inc.                                                  17,898
                                             3,300   National Atlantic Holdings Corp. (a)                           33,495
                                             1,000   National Medical Health Card Systems, Inc. (a)                 28,000

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             8,300   Nationwide Financial Services, Inc. Class A            $      357,066
                                               700   Navigators Group, Inc. (a)                                     34,720
                                             3,900   Odyssey Re Holdings Corp. (f)                                  84,630
                                             4,200   Ohio Casualty Corp.                                           133,140
                                            13,212   Old Republic International Corp.                              288,286
                                             2,895   PMA Capital Corp. Class A (a)                                  29,471
                                             4,700   The PMI Group, Inc.                                           215,824
                                             2,600   PartnerRe Ltd.                                                161,434
                                               250   Penn Treaty American Corp. (a)                                  2,308
                                             5,100   Philadelphia Consolidated Holding Co. (a)                     174,114
                                             5,500   The Phoenix Cos., Inc.                                         89,650
                                               700   Pico Holdings, Inc. (a)                                        23,023
                                             1,600   Platinum Underwriters Holdings Ltd.                            46,560
                                             1,700   Presidential Life Corp.                                        43,197
                                             2,300   ProAssurance Corp. (a)                                        119,600
                                             4,000   Protective Life Corp.                                         198,960
                                             1,000   RLI Corp.                                                      57,300
                                               200   RTW, Inc. (a)                                                   2,114
                                             5,044   Radian Group, Inc.                                            303,901
                                             3,300   Reinsurance Group of America, Inc.                            156,057
                                             5,500   RenaissanceRe Holdings Ltd.                                   239,910
                                             3,600   Republic Cos. Group, Inc.                                      62,496
                                               400   SCPIE Holdings, Inc. (a)                                        9,800
                                             1,300   Safety Insurance Group, Inc.                                   59,358
                                             1,100   Scottish Annuity & Life Holdings, Ltd.                         27,291
                                             2,200   Selective Insurance Group                                     116,600
                                             3,200   Stancorp Financial Group, Inc.                                173,152
                                             1,625   State Auto Financial Corp.                                     54,779
                                             1,662   Sterling Financial Corp.                                       36,298
                                               900   Stewart Information Services Corp.                             42,372
                                             3,100   Tower Group, Inc.                                              71,610
                                             4,131   Transatlantic Holdings, Inc.                                  241,457
                                               900   Triad Guaranty, Inc. (a)                                       42,210
                                             3,700   UICI                                                          136,863
                                             1,200   USI Holdings Corp. (a)                                         19,356
                                               300   Unico American Corp. (a)                                        2,880
                                             1,400   United Fire & Casualty Co.                                     46,060
                                             3,900   Unitrin, Inc.                                                 181,389
                                             3,500   Universal American Financial Corp. (a)                         53,900
                                             7,127   W.R. Berkley Corp.                                            413,794
                                             1,500   WellCare Health Plans, Inc. (a)                                68,160
                                             1,650   Zenith National Insurance Corp.                                79,414
                                                                                                            --------------
                                                                                                                10,846,882
--------------------------------------------------------------------------------------------------------------------------
International Oil - 0.4%                     1,700   ATP Oil & Gas Corp. (a)                                        74,647
                                            16,189   GlobalSantaFe Corp.                                           983,482
                                             7,300   Sulphco, Inc. (a)                                              61,320
                                                                                                            --------------
                                                                                                                 1,119,449
--------------------------------------------------------------------------------------------------------------------------
Liquor - 0.0%                                  600   Boston Beer Co., Inc. Class A (a)                              15,606
                                             1,475   Central European Distribution Corp. (a)                        56,714
                                             2,300   National Beverage Corp.                                        26,611
                                               100   Pyramid Breweries, Inc. (a)                                       229
                                                                                                            --------------
                                                                                                                    99,160
--------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
Media - 2.4%                                 1,500   ACCO Brands Corp. (a)                                  $       33,300
                                             1,000   Acme Communications, Inc. (a)                                   4,140
                                               650   America's Car Mart, Inc. (a)                                   13,975
                                             1,400   Banta Corp.                                                    72,772
                                               400   Beasley Broadcasting Group, Inc. Class A                        4,852
                                             6,680   Belo Corp. Class A                                            132,798
                                             8,100   Blockbuster, Inc. Class A (f)                                  32,157
                                             8,600   CNET Networks, Inc. (a)                                       122,206
                                                50   CTN Media Group, Inc. (a)                                           0
                                            18,100   Cablevision Systems Corp. Class A                             483,270
                                               600   Cadmus Communications Corp.                                    11,034
                                             2,600   Carmike Cinemas, Inc.                                          62,738
                                            45,400   Charter Communications, Inc. Class A (a)(f)                    49,486
                                             6,500   Citadel Broadcasting Corp.                                     72,085
                                               500   Consolidated Graphics, Inc. (a)                                26,060
                                                29   Cross Media Marketing Corp. (a)                                     0
                                             6,500   Crown Media Holdings, Inc. Class A (a)                         41,210
                                             3,365   Cumulus Media, Inc. Class A (a)                                37,890
                                            87,245   The DIRECTV Group, Inc. (a)                                 1,430,818
                                               100   Daily Journal Corp. (a)                                         4,050
                                             1,300   Document Security Systems, Inc. (a)                            16,510
                                             5,100   DreamWorks Animation SKG, Inc. Class A (a)                    134,895
                                            13,665   EchoStar Communications Corp. Class A (a)                     408,173
                                             4,000   Emmis Communications Corp. Class A (a)                         64,000
                                             2,700   Entercom Communications Corp.                                  75,384
                                             3,900   Entravision Communications Corp. Class A (a)                   35,724
                                             7,580   Gartner, Inc. Class A (a)                                     105,741
                                             2,220   Gaylord Entertainment Co. (a)                                 100,744
                                             1,200   Gray Television, Inc.                                          10,080
                                             4,980   Hollinger International, Inc. Class A                          41,732
                                                80   iBEAM Broadcasting Corp. (a)                                        0
                                                20   Intraware, Inc. (a)                                               155
                                             3,700   John Wiley & Sons, Inc. Class A                               140,045
                                             4,900   Journal Communications, Inc. Class A                           60,760
                                             1,300   Journal Register Co.                                           15,834
                                             2,600   Lee Enterprises, Inc.                                          86,554
                                            24,896   Liberty Global, Inc. (a)                                      509,621
                                             4,496   Liberty Global, Inc. Series C (a)                              88,796
                                             3,000   Lin TV Corp. Class A (a)                                       27,000
                                             2,500   Live Nation (a)                                                49,600
                                             3,600   Martha Stewart Living Omnimedia, Inc. Class A (a)(f)           60,696
                                             2,900   McClatchy Co. Class A (f)                                     141,665
                                             1,300   Media General, Inc. Class A                                    60,606
                                             8,800   Mediacom Communications Corp. Class A (a)                      50,600
                                             1,600   Navarre Corp. (a)(f)                                            6,864
                                             1,400   Network Equipment Technologies, Inc. (a)                        5,558
                                             2,500   Nexstar Broadcasting Group, Inc. Class A (a)                   13,000
                                            10,600   Palatin Technologies, Inc. (a)                                 28,726
                                             5,900   PanAmSat Holding Corp.                                        146,438
                                             1,700   Penton Media, Inc. (a)                                          1,071

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             1,500   Playboy Enterprises, Inc. Class B (a)                  $       21,300
                                            15,534   Primedia, Inc. (a)                                             32,155
                                             5,000   Radio One, Inc. Class A (a)                                    37,400
                                             3,300   Raindance Communications, Inc. (a)                              8,910
                                             5,600   The Reader's Digest Association, Inc. Class A                  82,600
                                             9,100   Regal Entertainment Group Series A (f)                        171,171
                                             1,900   Regent Communications, Inc. (a)                                 8,759
                                             1,500   Rewards Network, Inc. (a)                                      11,940
                                               425   Saga Communications, Inc. Class A (a)                           4,110
                                             1,000   Salem Communications Corp. Class A (a)                         15,010
                                             2,210   Scholastic Corp. (a)                                           59,140
                                             5,200   Sinclair Broadcast Group, Inc. Class A                         42,380
                                             3,230   Source Interlink Cos., Inc. (a)                                36,822
                                             9,000   Spanish Broadcasting System, Inc. Class A (a)                  49,770
                                             1,550   The Sportsman's Guide, Inc. (a)                                41,060
                                               800   Thomas Nelson, Inc.                                            23,400
                                             7,065   TiVo, Inc. (a)                                                 51,080
                                               500   United Capital Corp. (a)                                       12,440
                                             9,900   Univercell Holdings, Inc. (a)                                     100
                                             2,900   Valassis Communications, Inc. (a)                              85,173
                                             2,200   ValueVision Media, Inc. Class A (a)                            28,116
                                             2,100   WPT Enterprises, Inc. (a)(f)                                   15,456
                                               525   Washington Post Class B                                       407,794
                                             6,200   Westwood One, Inc.                                             68,448
                                             4,500   WorldSpace, Inc. Class A (a)                                   33,975
                                            12,175   XM Satellite Radio Holdings, Inc. Class A (a)                 271,137
                                             2,400   Young Broadcasting, Inc. Class A (a)                            8,160
                                                                                                            --------------
                                                                                                                 6,749,219
--------------------------------------------------------------------------------------------------------------------------
Miscellaneous - 0.1%                         2,300   Coinstar, Inc. (a)                                             59,593
                                             1,400   Gerber Scientific, Inc. (a)                                    14,476
                                             5,500   International Coal Group, Inc. (a)                             53,570
                                             1,700   Magellan Midstream Holdings LP (a)                             39,083
                                             4,100   Thomas Weisel Partners Group, Inc. (a)                         89,790
                                               120   Triple Crown Media, Inc. (a)                                      708
                                             2,000   Union Drilling, Inc. (a)                                       29,240
                                                                                                            --------------
                                                                                                                   286,460
--------------------------------------------------------------------------------------------------------------------------
Miscellaneous Finance - 8.4%                 1,000   1st Source Corp.                                               29,980
                                               740   ACE Cash Express, Inc. (a)                                     18,419
                                             4,750   AG Edwards, Inc.                                              236,835
                                             2,900   Aames Investment Corp.                                         16,472
                                             1,900   Accredited Home Lenders Holding Co. (a)                        97,242
                                             3,900   Advance America, Cash Advance Centers, Inc.                    56,082
                                               100   Advanta Corp. Class B                                           3,687
                                             1,500   Affiliated Managers Group (a)                                 159,915
                                               400   Agree Realty Corp.                                             12,840
                                             5,400   AllianceBernstein Holding LP                                  357,750
                                             1,500   Amcore Financial, Inc.                                         47,430
                                               900   Ameralia, Inc. (a)                                                810
                                             8,300   American Financial Realty Trust                                96,695
                                             2,344   American Home Mortgage Investment Corp.                        73,156
                                             8,150   AmeriCredit Corp. (a)                                         250,449

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                               100   Ampal American Israel Class A (a)                      $          455
                                             1,600   Anchor Bancorp Wisconsin, Inc.                                 48,496
                                             1,200   Ashford Hospitality Trust, Inc.                                14,880
                                             1,100   Asset Acceptance Capital Corp. (a)                             21,417
                                             1,500   Asta Funding, Inc.                                             49,890
                                             6,750   Astoria Financial Corp.                                       208,980
                                                74   Atlantic Coast Federal Corp.                                    1,087
                                               300   Atlantic Realty Trust Inc.                                      6,876
                                             2,800   Atlantis Plastics, Inc.                                        26,404
                                               300   BNP Residential Properties, Inc.                                5,040
                                             3,101   BOK Financial Corp.                                           147,453
                                             1,700   BP Prudhoe Bay Royalty Trust                                  120,173
                                               900   Bank of the Ozarks, Inc.                                       32,850
                                             2,835   BankUnited Financial Corp. Class A                             76,658
                                               600   Banner Corp.                                                   20,400
                                             2,300   Bay View Capital Corp. (a)                                     40,135
                                                79   Berkshire Hathaway, Inc. Class A (a)                        7,137,650
                                               476   Berkshire Hathaway, Inc. Class B (a)                        1,433,712
                                               300   Berkshire Hills Bancorp, Inc.                                  10,482
                                             4,100   BlackRock, Inc.                                               574,000
                                             3,796   CVB Financial Corp.                                            64,912
                                             2,400   Calamos Asset Management, Inc. Class A                         89,760
                                               500   Camco Financial Corp.                                           7,185
                                               540   Capital Corp. of the West                                      19,829
                                             1,500   Capital Lease Funding, Inc.                                    16,635
                                             7,441   CapitalSource, Inc.                                           185,132
                                               412   Cascade Financial Corp.                                         7,787
                                             1,700   Cash America International, Inc.                               51,034
                                             2,922   Cathay General Bancorp                                        109,984
                                             2,800   Cbot Holdings, Inc. Class A (a)(f)                            334,320
                                             1,876   Central Pacific Financial Corp.                                68,887
                                             2,800   Cenveo, Inc. (a)                                               46,424
                                             1,700   Ceres Group, Inc. (a)                                           9,384
                                               500   Charter Financial Corp.                                        19,030
                                             3,400   CharterMac                                                     69,020
                                             2,060   Chicago Mercantile Exchange Holdings, Inc.                    921,850
                                               500   Citizens First Bancorp, Inc.                                   14,130
                                             1,190   Citizens, Inc. (a)(f)                                           6,140
                                               691   Coastal Financial Corp.                                         9,543
                                               700   Cohen & Steers, Inc.                                           17,150
                                             3,722   Commercial Capital Bancorp, Inc.                               52,331
                                             2,000   CompuCredit Corp. (a)                                          73,620
                                             2,200   Corrections Corp. of America (a)                               99,440
                                             5,780   Covanta Holding Corp. (a)                                      96,353
                                             1,056   Cross Timbers Royalty Trust                                    49,188
                                             3,100   Deerfield Triarc Capital Corp.                                 41,819
                                             3,600   Delta Financial Corp.                                          34,380
                                             3,700   Dime Community Bancshares, Inc.                                53,169
                                             1,800   Downey Financial Corp.                                        121,140
                                             4,900   ECC Capital Corp.                                               7,448
                                               629   ESB Financial Corp.                                             7,548

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                               300   Eastern Virginia Bankshares, Inc.                      $        6,666
                                             7,600   Eaton Vance Corp.                                             208,088
                                             1,300   Encore Capital Group, Inc. (a)                                 19,175
                                             2,500   ePlus, Inc. (a)                                                35,575
                                             3,400   eSpeed, Inc. Class A (a)                                       27,098
                                             1,700   Extra Space Storage, Inc.                                      29,223
                                             2,200   Ezcorp, Inc. (a)                                               64,944
                                               900   The FINOVA Group, Inc. (a)                                         54
                                             1,450   Fidelity Bankshares, Inc.                                      48,763
                                             1,500   Financial Federal Corp.                                        43,950
                                             2,400   First Albany Cos., Inc.                                        13,512
                                             1,000   First Community Bancorp, Inc.                                  57,660
                                               400   First Defiance Financial Corp.                                 10,536
                                               800   First Financial Corp.                                          23,840
                                             1,400   First Financial Holdings, Inc.                                 44,380
                                               750   First Indiana Corp.                                            20,925
                                             3,300   The First Marblehead Corp. (f)                                142,725
                                               615   First Place Financial Corp.                                    15,252
                                               900   FirstFed Financial Corp. (a)                                   53,829
                                             3,600   Flagstar Bancorp, Inc.                                         54,360
                                               750   Flushing Financial Corp.                                       13,095
                                               500   Foothill Independent Bancorp                                   13,045
                                             1,300   Franklin Street Properties Corp.                               27,495
                                             9,710   Friedman Billings Ramsey Group, Inc. Class A                   91,080
                                               300   Frontline Capital Group (a)                                         0
                                             1,100   GAMCO Investors, Inc. Class A                                  43,945
                                               900   GFI Group, Inc. (a)                                            46,719
                                             1,355   Giant Industries, Inc. (a)                                     94,227
                                             1,371   Glacier Bancorp, Inc.                                          42,569
                                               710   Greater Delaware Valley Savings Bank                           17,679
                                             1,100   Greenhill & Co., Inc.                                          72,721
                                               900   HMN Financial, Inc.                                            31,311
                                               300   Heartland Payment Systems, Inc. (a)                             7,431
                                               420   Heritage Financial Corp.                                       12,180
                                             2,400   HomeBanc Corp.                                                 21,096
                                             3,400   Hugoton Royalty Trust (f)                                     105,842
                                             1,000   IBERIABANK Corp.                                               56,570
                                               200   ITC Holdings Corp.                                              5,250
                                               900   ITLA Capital Corp.                                             43,398
                                             4,868   Independence Community Bank Corp.                             202,898
                                               242   Independence Federal Savings Bank (a)                           2,892
                                             1,304   Independent Bank Corp.                                         37,099
                                             4,300   IndyMac Bancorp, Inc.                                         175,999
                                               800   InnSuites Hospitality Trust                                     1,200
                                             4,100   IntercontinentalExchange, Inc. (a)                            283,105
                                             3,656   International Bancshares Corp.                                105,037
                                             1,900   International Securities Exchange, Inc.                        79,135
                                               300   Interpool, Inc.                                                 6,060
                                             3,000   Investment Technology Group, Inc. (a)                         149,400
                                             3,900   Investors Financial Services Corp.                            182,793
                                             1,500   iPayment, Inc. (a)                                             64,275

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             1,800   Jackson Hewitt Tax Service, Inc.                       $       56,844
                                             3,300   Jefferies Group, Inc. New Shares                              193,050
                                             6,000   John D Oil & Gas Co.                                            3,600
                                             4,400   KKR Financial Corp.                                            98,692
                                             1,790   KNBT Bancorp, Inc.                                             29,266
                                             6,900   Knight Capital Group, Inc. Class A (a)                         96,117
                                             5,600   LaBranche & Co., Inc. (a)(f)                                   88,536
                                             2,781   Ladenburg Thalmann Financial Services, Inc. (a)                 4,005
                                             5,212   Legg Mason, Inc.                                              653,220
                                             5,902   Leucadia National Corp.                                       352,113
                                             1,000   Lincoln Bancorp                                                18,810
                                             1,000   Lipid Sciences, Inc. (a)                                        2,400
                                             2,679   MAF Bancorp, Inc.                                             117,260
                                             1,450   MB Financial, Inc.                                             51,330
                                               200   Malan Realty Investors, Inc.                                        0
                                               300   Maxus Realty Trust, Inc.                                        3,960
                                             1,200   McGrath RentCorp                                               36,072
                                             4,700   Medallion Financial Corp.                                      63,685
                                             2,200   Medical Properties Trust, Inc.                                 23,760
                                               500   MicroFinancial, Inc.                                            1,900
                                               110   Mid Penn Bancorp, Inc.                                          2,937
                                               300   The Midland Co.                                                10,494
                                             5,000   MoneyGram International, Inc.                                 153,600
                                               400   Monmouth Capital Corp.                                          2,312
                                             2,200   Monmouth Real Estate Investment Corp. Class A                  18,524
                                             5,200   MortgageIT Holdings, Inc.                                      56,316
                                               300   MutualFirst Financial, Inc.                                     6,222
                                               400   NASB Financial, Inc.                                           13,600
                                             3,600   The Nasdaq Stock Market, Inc. (a)                             144,144
                                             2,290   Nastech Pharmaceutical Co., Inc. (a)                           41,220
                                             1,900   National Financial Partners Corp.                             107,388
                                               120   National Security Group, Inc.                                   2,102
                                               200   National Western Life Insurance Co. Class A                    46,458
                                             3,000   Nelnet, Inc. Class A (a)                                      124,950
                                            15,464   New York Community Bancorp, Inc. (f)                          270,929
                                               400   North American Scientific, Inc. (a)                               940
                                             1,800   Northwest Bancorp, Inc.                                        44,568
                                             5,500   Nuveen Investments, Inc. Class A                              264,825
                                             1,400   Oak Hill Financial, Inc.                                       43,274
                                             3,300   Ocwen Financial Corp. (a)                                      33,726
                                               200   One Liberty Properties, Inc.                                    3,966
                                             2,900   optionsXpress Holdings, Inc.                                   84,332
                                               600   PAB Bankshares, Inc.                                           11,652
                                             2,125   PMC Commercial Trust                                           29,006
                                               321   PVF Capital Corp.                                               3,210
                                             1,900   PW Eagle, Inc.                                                 52,820
                                             2,710   Pacific Capital Bancorp                                        91,706
                                             2,308   Partners Trust Financial Group, Inc.                           27,511
                                             1,045   Piper Jaffray Cos. (a)                                         57,475
                                             1,600   Portfolio Recovery Associates, Inc. (a)                        74,928

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                               400   Provident Financial Holdings, Inc.                     $       13,040
                                             2,689   Provident Financial Services, Inc.                             48,671
                                             2,900   R-G Financial Corp. Class B                                    36,714
                                             5,550   Raymond James Financial, Inc.                                 164,058
                                               450   Renasant Corp.                                                 16,623
                                             1,000   Resource America, Inc. Class A                                 19,920
                                               100   Riverview Bancorp, Inc.                                         2,676
                                               300   Roberts Realty Investors, Inc. (a)                              2,379
                                             6,460   SEI Investments Co.                                           261,824
                                             1,210   SWS Group, Inc.                                                31,641
                                               900   Sanders Morris Harris Group, Inc.                              14,436
                                             1,903   Santander BanCorp                                              48,336
                                               300   Security Bank Corp.                                             7,581
                                             3,300   Siebert Financial Corp. (a)                                     9,471
                                               700   Sound Federal Bancorp, Inc.                                    14,413
                                             3,600   Specialty Underwriters' Alliance, Inc. (a)                     24,480
                                             3,088   Sterling Financial Corp.                                       89,552
                                             1,132   Student Loan Corp.                                            263,756
                                               300   Supertel Hospitality, Inc.                                      1,665
                                            34,780   TD Ameritrade Holding Corp.                                   725,859
                                               100   TF Financial Corp.                                              3,000
                                               679   Tarragon Corp.                                                 13,512
                                             1,000   TierOne Corp.                                                  33,950
                                             1,500   Transnational Financial Network, Inc. (a)                         600
                                             1,100   United Community Banks, Inc.                                   30,965
                                             1,000   United PanAm Financial Corp. (a)                               30,900
                                               100   Value Line, Inc.                                                3,700
                                             9,752   W Holding Co., Inc.                                            76,748
                                             1,500   WP Carey & Co. LLC                                             40,170
                                               800   WP Stewart & Co. Ltd.                                          16,864
                                               200   WVS Financial Corp.                                             3,550
                                             3,500   Waddell & Reed Financial, Inc. Class A                         80,850
                                             5,161   Washington Federal, Inc.                                      124,896
                                               500   Washington Group International, Inc. (a)                       28,695
                                               151   Wayne Savings Bancshares, Inc.                                  2,276
                                             3,000   Webster Financial Corp.                                       145,380
                                             2,000   Wellsford Real Properties, Inc.                                15,820
                                               402   Wesco Financial Corp.                                         160,398
                                             2,700   Wheeling-Pittsburgh Corp. (a)                                  49,572
                                               742   White Mountains Insurance Group Inc.                          441,119
                                               200   Willis Lease Finance Corp. (a)                                  2,240
                                             2,498   Willow Grove Bancorp, Inc.                                     44,240
                                             4,500   Windrose Medical Properties Trust                              67,860
                                             1,800   World Acceptance Corp. (a)                                     49,320
                                             1,800   Wright Express Corp. (a)                                       50,490
                                                                                                            --------------
                                                                                                                24,129,438
--------------------------------------------------------------------------------------------------------------------------
Motor Vehicles - 0.8%                        1,800   AO Smith Corp.                                                 95,040
                                             2,800   ASV, Inc. (a)                                                  90,216
                                               305   Aftermarket Technology Corp. (a)                                6,896
                                               600   American Axle & Manufacturing Holdings, Inc.                   10,278
                                             1,700   Arctic Cat, Inc.                                               40,902

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             3,900   ArvinMeritor, Inc.                                     $       58,149
                                             3,200   BorgWarner, Inc.                                              192,128
                                             2,000   CSK Auto Corp. (a)                                             27,740
                                               700   Cascade Corp.                                                  36,995
                                               700   Coachmen Industries, Inc.                                       7,966
                                             4,800   Donaldson Co., Inc.                                           162,192
                                             3,300   Dura Automotive Systems, Inc. Class A (a)                       7,920
                                             3,300   Federal-Mogul Corp. (a)                                         1,056
                                             3,190   Fleetwood Enterprises, Inc. (a)                                35,632
                                            10,490   Gentex Corp.                                                  183,155
                                             1,000   Group 1 Automotive, Inc.                                       47,540
                                               300   H&E Equipment Services, Inc. (a)                                8,736
                                             1,600   Hayes Lemmerz International, Inc. (a)                           4,368
                                             1,300   IMPCO Technologies, Inc. (a)                                    8,476
                                               600   Keystone Automotive Industries, Inc. (a)                       25,326
                                             4,200   LKQ Corp. (a)                                                  87,402
                                               200   The Lamson & Sessions Co. (a)                                   5,566
                                             2,045   Lear Corp. (f)                                                 36,258
                                             1,000   Lithia Motors, Inc. Class A                                    34,700
                                               800   MarineMax, Inc. (a)                                            26,816
                                               900   Midas, Inc. (a)                                                19,683
                                             1,900   Modine Manufacturing Co.                                       56,050
                                             1,800   Monaco Coach Corp.                                             24,120
                                               750   Monro Muffler, Inc.                                            27,855
                                             2,020   Myers Industries, Inc.                                         32,300
                                               750   Noble International Ltd.                                       12,698
                                             4,600   Oshkosh Truck Corp.                                           286,304
                                             1,600   Polaris Industries, Inc.                                       87,296
                                               447   Proliance International, Inc. (a)                               2,441
                                             1,700   Sonic Automotive, Inc.                                         47,192
                                             2,700   Spartan Motors, Inc.                                           31,050
                                             1,200   Standard Motor Products, Inc.                                  10,656
                                             1,300   Stoneridge, Inc. (a)                                            7,072
                                             1,510   Superior Industries International, Inc. (f)                    29,234
                                             5,000   TRW Automotive Holdings Corp. (a)                             116,500
                                             3,685   Thor Industries, Inc.                                         196,632
                                             1,000   Titan International, Inc.                                      17,260
                                             2,000   United Auto Group, Inc.                                        86,000
                                             1,500   Visteon Corp. (a)                                               6,900
                                             1,800   Winnebago Industries, Inc.                                     54,612
                                                                                                            --------------
                                                                                                                 2,393,308
--------------------------------------------------------------------------------------------------------------------------
Non-Durables - 1.8%                          4,600   AFC Enterprises Inc.                                           63,940
                                            11,044   Activision, Inc. (a)                                          152,297
                                             3,900   American Greetings Class A                                     84,318
                                             5,665   Applebees International, Inc.                                 139,076
                                             1,100   BJ's Restaurants, Inc. (a)                                     29,700
                                               430   Benihana, Inc. Class A (a)                                     13,296
                                               600   Blue Nile, Inc. (a)                                            21,114
                                             2,000   Bob Evans Farms, Inc.                                          59,420
                                               210   Bowl America, Inc. Class A                                      3,066
                                             3,200   Brinker International, Inc.                                   135,200

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             2,600   Buca, Inc. (a)                                         $       13,182
                                               500   Buffalo Wild Wings, Inc. (a)                                   20,790
                                             3,400   CBRL Group, Inc.                                              149,294
                                             2,250   CEC Entertainment, Inc. (a)                                    75,645
                                             2,300   CKE Restaurants, Inc.                                          40,020
                                             2,000   Cabela's, Inc. Class A (a)(f)                                  41,040
                                             1,100   California Pizza Kitchen, Inc. (a)                             35,695
                                             2,400   Centillium Communications, Inc. (a)                             9,192
                                             2,800   Champps Entertainment, Inc. (a)                                23,100
                                             2,600   Checkers Drive-In Restaurant (a)                               38,558
                                             4,417   The Cheesecake Factory, Inc. (a)                              165,417
                                             2,200   Cheniere Energy, Inc. (a)                                      89,254
                                               200   Churchill Downs, Inc.                                           7,664
                                             1,800   Cosi, Inc. (a)                                                 19,782
                                            11,300   Denny's Corp. (a)                                              53,562
                                             2,500   Domino's Pizza, Inc.                                           71,375
                                             6,000   Dover Motorsports, Inc.                                        32,940
                                             1,200   Drew Industries, Inc. (a)                                      42,660
                                             1,200   EMAK Worldwide, Inc. (a)                                       10,008
                                             2,500   Famous Dave's of America, Inc. (a)                             32,650
                                             1,100   Forward Industries, Inc. (a)(f)                                11,726
                                             1,300   Gaming Partners International Corp.                            20,579
                                             1,500   Handleman Co.                                                  14,400
                                             2,118   Hibbett Sporting Goods, Inc. (a)                               69,873
                                             4,300   Hollywood Media Corp. (a)                                      20,855
                                               900   IHOP Corp.                                                     43,146
                                             6,200   International DisplayWorks, Inc. (a)                           40,610
                                             3,000   International Speedway Corp. Class A                          152,700
                                             2,800   Isle of Capri Casinos, Inc. (a)                                93,184
                                             2,200   Jack in the Box, Inc. (a)                                      95,700
                                             2,513   Jakks Pacific, Inc. (a)                                        67,198
                                               300   Kreisler Manufacturing Corp. (a)                                2,754
                                             3,600   Krispy Kreme Doughnuts, Inc. (a)(f)                            32,328
                                             2,000   Lancaster Colony Corp.                                         84,000
                                             1,700   Landry's Restaurants, Inc.                                     60,061
                                               300   Lazare Kaplan International, Inc. (a)                           2,340
                                             2,100   Leapfrog Enterprises, Inc. (a)                                 22,302
                                               800   Lenox Group, Inc. (a)                                          10,480
                                             3,900   Lodgenet Entertainment Corp. (a)                               60,762
                                             1,900   Lone Star Steakhouse & Saloon, Inc.                            53,998
                                             1,100   Luby's, Inc. (a)                                               13,739
                                             6,100   Marvel Entertainment, Inc. (a)                                122,732
                                             5,200   Midway Games, Inc. (a)(f)                                      47,944
                                             1,400   Movado Group, Inc.                                             32,312
                                             2,505   O'Charleys, Inc. (a)                                           46,242
                                             4,300   Outback Steakhouse, Inc.                                      189,200
                                             1,095   PF Chang's China Bistro, Inc. (a)                              53,972
                                             1,200   Panera Bread Co. Class A (a)                                   90,216
                                             3,400   Papa John's International, Inc. (a)                           111,554
                                               900   Peco II, Inc. (a)                                               1,881
                                             5,800   Penn National Gaming, Inc. (a)                                244,644

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             1,170   RC2 Corp. (a)                                          $       46,578
                                             2,900   Rare Hospitality International, Inc. (a)                      101,007
                                               800   Red Robin Gourmet Burgers, Inc. (a)                            37,760
                                             2,500   Regis Corp.                                                    86,200
                                             3,200   Ruby Tuesday, Inc.                                            102,656
                                             1,300   Russ Berrie & Co., Inc.                                        19,760
                                             2,600   Ryan's Restaurant Group, Inc. (a)                              37,700
                                             3,400   Samsonite Corp. (a)                                             3,672
                                            20,800   Service Corp. International                                   162,240
                                               400   Servotronics, Inc. (a)                                          3,360
                                             4,425   Sonic Corp. (a)                                               155,450
                                             3,600   Sotheby's Holdings Inc. Class A (a)                           104,544
                                               800   The Steak n Shake Co. (a)                                      16,880
                                               510   Steinway Musical Instruments Inc. (a)                          16,432
                                             5,800   Stewart Enterprises, Inc. Class A                              33,118
                                             4,350   THQ, Inc. (a)                                                 112,622
                                             2,300   Take-Two Interactive Software, Inc. (a)                        42,918
                                             2,400   The Topps Co., Inc.                                            21,048
                                             3,300   Traffix, Inc.                                                  19,008
                                             2,400   Trans World Entertainment Corp. (a)                            13,368
                                             4,600   Triarc Cos.                                                    80,408
                                             4,555   Tupperware Corp.                                               93,787
                                             7,500   Warner Music Group Corp.                                      162,675
                                             2,300   World Wrestling Entertainment, Inc.                            38,870
                                             3,090   Youbet.com, Inc. (a)                                           16,840
                                                                                                            --------------
                                                                                                                 5,115,588
--------------------------------------------------------------------------------------------------------------------------
Non-Ferrous Metals - 0.7%                      800   AM Castle & Co.                                                23,600
                                             1,637   Aleris International, Inc. (a)                                 78,691
                                             1,100   Brush Engineered Materials, Inc. (a)                           21,725
                                             2,200   Century Aluminum Co. (a)                                       93,390
                                            17,500   Coeur d'Alene Mines Corp. (a)                                 114,800
                                             3,400   Commercial Metals Co.                                         181,866
                                             1,327   Encore Wire Corp. (a)                                          44,959
                                            13,400   Hecla Mining Co. (a)                                           88,574
                                            10,800   Kaiser Aluminum Corp. (a)                                         400
                                             1,300   Minerals Technologies, Inc.                                    75,933
                                             2,600   Mueller Industries, Inc.                                       92,794
                                             2,100   RTI International Metals, Inc. (a)                            115,185
                                             1,400   Reliance Steel & Aluminum Co.                                 131,488
                                             8,800   Southern Copper Corp. (f)                                     743,424
                                             4,784   Stillwater Mining Co. (a)                                      78,745
                                             3,800   Titanium Metals Corp. (a)                                     184,490
                                               900   Wolverine Tube, Inc. (a)                                        3,618
                                                                                                            --------------
                                                                                                                 2,073,682
--------------------------------------------------------------------------------------------------------------------------
Optical Photo & Equipment - 0.2%             1,900   CPI Corp.                                                      38,760
                                             1,100   Cyberoptics Corp. (a)                                          16,467
                                             2,000   Imation Corp.                                                  85,820
                                             9,230   Ingram Micro, Inc. Class A (a)                                184,600
                                             2,095   LaserCard Corp. (a)(f)                                         47,138
                                             7,200   Lexar Media, Inc. (a)                                          61,776

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                               200   Meade Instruments Corp. (a)                            $          562
                                               300   Panavision, Inc. (a)                                            1,050
                                             1,900   Photronics, Inc. (a)                                           35,644
                                               100   StockerYale, Inc. (a)                                             100
                                             1,600   Zomax, Inc. (a)                                                 2,944
                                             1,100   Zygo Corp. (a)                                                 17,952
                                                                                                            --------------
                                                                                                                   492,813
--------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%                 200   Badger Paper Mills, Inc. (a)                                       16
                                               300   Bowater, Inc.                                                   8,874
                                               200   Buckeye Technologies, Inc. (a)                                  1,810
                                               604   CSS Industries, Inc.                                           19,775
                                             1,700   Caraustar Industries, Inc. (a)                                 17,493
                                               600   Chesapeake Corp.                                                8,328
                                               700   Deltic Timber Corp.                                            42,420
                                               480   Kadant, Inc. (a)                                               10,896
                                             2,900   Longview Fibre Co.                                             74,936
                                             1,000   Lydall, Inc. (a)                                                9,650
                                             1,700   Neenah Paper, Inc.                                             55,675
                                             2,400   P.H. Glatfelter Co.                                            43,992
                                             5,100   Packaging Corp. of America                                    114,444
                                               900   Pope & Talbot, Inc.                                             6,120
                                               300   Potlatch Corp.                                                 12,852
                                             4,371   Rayonier, Inc.                                                199,274
                                               900   Rock-Tenn Co. Class A                                          13,491
                                            15,780   Smurfit-Stone Container Corp. (a)                             214,135
                                             1,400   Universal Forest Products, Inc.                                88,886
                                             3,100   Wausau Paper Corp.                                             43,927
                                                                                                            --------------
                                                                                                                   986,994
--------------------------------------------------------------------------------------------------------------------------
Producer Goods - 3.2%                        1,023   AGCO Corp. (a)                                                 21,217
                                               500   Aaon, Inc.                                                     11,955
                                             1,800   Actuant Corp. Class A                                         110,196
                                             4,400   Aeroflex, Inc. (a)                                             60,412
                                               600   Alamo Group, Inc.                                              13,284
                                             1,700   Albany International Corp. Class A                             64,753
                                               115   Allied Motion Technologies, Inc. (a)                              430
                                               900   American Vanguard Corp.                                        27,495
                                             4,500   Ametek, Inc.                                                  202,320
                                             1,800   Applied Industrial Technologies, Inc.                          80,280
                                             2,300   Aptargroup, Inc.                                              127,075
                                               200   Arotech Corp. (a)                                                  98
                                             1,100   Astec Industries, Inc. (a)                                     39,490
                                             3,100   BE Aerospace, Inc. (a)                                         77,872
                                             1,800   Baldor Electric Co.                                            60,966
                                             1,600   Barnes Group, Inc.                                             64,800
                                             1,000   Blount International, Inc. (a)                                 16,110
                                             2,600   Blyth, Inc.                                                    54,652
                                             1,400   Briggs & Stratton Corp.                                        49,518
                                               600   CIRCOR International, Inc.                                     17,520
                                               900   Cantel Medical Corp. (a)                                       14,751
                                            14,400   Capstone Turbine Corp. (a)(f)                                  52,416

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                               200   Catalyst Semiconductor, Inc. (a)                       $          980
                                             1,100   Cherokee International Corp. (a)                                5,610
                                               100   Chicago Rivet & Machine Co.                                     1,970
                                             3,000   Clarcor, Inc.                                                 106,800
                                             3,485   Cognex Corp.                                                  103,295
                                             2,400   Columbus McKinnon Corp. (a)                                    64,632
                                             1,900   Comfort Systems USA, Inc.                                      25,650
                                             1,800   Concord Camera Corp. (a)                                        1,998
                                             1,900   Cryo-Cell International, Inc. (a)                               6,118
                                               600   Culp, Inc. (a)                                                  2,910
                                             1,200   Curtiss-Wright Corp.                                           79,440
                                             2,000   DiamondCluster International, Inc. Class A (a)                 21,400
                                             5,500   Distributed Energy Systems Corp. (a)                           39,050
                                               800   Duratek, Inc. (a)                                              17,520
                                             1,600   Dynamic Materials Corp. (f)                                    56,896
                                               200   The Eastern Co.                                                 4,190
                                             4,900   Evergreen Solar, Inc. (a)(f)                                   75,460
                                             2,100   FMC Corp.                                                     130,158
                                             1,600   The Fairchild Corp. (a)                                         4,160
                                             8,690   Fastenal Co.                                                  411,385
                                             4,220   Fedders Corp.                                                   6,414
                                             4,000   Federal Signal Corp.                                           74,000
                                             1,600   Flanders Corp. (a)                                             18,688
                                             2,800   Flowserve Corp. (a)                                           163,352
                                             1,840   Foster Wheeler Ltd. (a)                                        87,050
                                               700   Franklin Electric Co., Inc.                                    38,255
                                             1,500   Gardner Denver, Inc. (a)                                       97,800
                                               125   The Gorman-Rupp Co.                                             3,050
                                             4,587   Graco, Inc.                                                   208,387
                                             5,800   GrafTech International Ltd. (a)                                35,380
                                               700   HI Shear Technology Corp.                                       2,450
                                             3,300   HNI Corp.                                                     194,700
                                               200   Hardinge, Inc.                                                  3,218
                                             2,400   Harsco Corp.                                                  198,288
                                             4,690   Herman Miller, Inc.                                           152,003
                                             1,700   Hexcel Corp. (a)                                               37,349
                                             3,500   Hubbell, Inc. Class B                                         179,410
                                             3,150   IDEX Corp.                                                    164,336
                                               100   Ibis Technology Corp. (a)                                         355
                                               400   Inplay Technologies, Inc. (a)                                     980
                                               500   IntriCon Corp. (a)                                              3,495
                                             3,800   JLG Industries, Inc.                                          117,002
                                             4,500   Jacuzzi Brands, Inc. (a)                                       44,235
                                             1,575   Jarden Corp. (a)                                               51,739
                                             2,500   Kaydon Corp.                                                  100,900
                                               700   Kennametal, Inc.                                               42,798
                                             2,700   Knoll, Inc.                                                    57,564
                                             2,690   Kos Pharmaceuticals, Inc. (a)                                 128,501
                                               600   LB Foster Co. Class A (a)                                      11,658
                                               700   Ladish Co., Inc. (a)                                           20,279

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                               600   Lawson Products, Inc.                                  $       24,564
                                             3,200   Lennox International, Inc.                                     95,552
                                               782   Libbey, Inc.                                                    5,537
                                             2,295   Lincoln Electric Holdings, Inc.                               123,907
                                             1,500   Lindsay Manufacturing Co.                                      40,635
                                             1,700   Lone Star Technologies Inc. (a)                                94,197
                                             4,100   MSC Industrial Direct Co. Class A                             221,482
                                             1,700   Magnetek, Inc. (a)                                              6,749
                                               900   Manitowoc Co.                                                  82,035
                                               900   Material Sciences Corp. (a)                                    10,872
                                             1,400   Matthews International Corp. Class A                           53,564
                                             1,400   Maverick Tube Corp. (a)                                        74,186
                                             2,300   Merix Corp. (a)                                                28,290
                                             5,160   Micrel, Inc. (a)                                               76,471
                                               500   Middleby Corp. (a)                                             41,860
                                             4,356   Milacron, Inc. (a)                                              7,013
                                               900   Modtech Holdings, Inc. (a)                                      7,875
                                             2,325   Moog, Inc. Class A (a)                                         82,514
                                               400   NACCO Industries, Inc. Class A                                 61,584
                                               800   NATCO Group, Inc. Class A (a)                                  21,680
                                             1,000   NN, Inc.                                                       12,910
                                             2,000   Nordson Corp.                                                  99,720
                                             1,500   Oceaneering International, Inc. (a)                            85,950
                                             3,850   Pentair, Inc.                                                 156,888
                                             4,307   Plug Power, Inc. (a)                                           21,535
                                             1,600   Possis Medical, Inc. (a)                                       16,256
                                             7,050   Precision Castparts Corp.                                     418,770
                                             3,140   Presstek, Inc. (a)                                             37,366
                                             2,505   Regal-Beloit Corp.                                            105,886
                                               800   Research Frontiers, Inc. (a)                                    2,992
                                             2,500   Riviera Holdings Corp. (a)                                     42,125
                                               800   Robbins & Myers, Inc.                                          17,280
                                             1,021   Ronson Corp.                                                    4,317
                                             5,400   Roper Industries, Inc.                                        262,602
                                               470   SI International, Inc. (a)                                     16,520
                                             2,648   SPX Corp.                                                     141,456
                                             7,200   Safeguard Scientifics, Inc. (a)                                17,784
                                             1,600   Sauer-Danfoss, Inc.                                            36,720
                                               500   Sequa Corp. Class A (a)                                        48,900
                                             3,400   The Shaw Group, Inc. (a)                                      103,360
                                             1,800   Sonic Solutions, Inc. (a)                                      32,598
                                               200   Spectrum Control, Inc. (a)                                      1,636
                                               700   Standex International Corp.                                    22,162
                                             6,700   Steelcase, Inc. Class A                                       120,600
                                             3,000   Stewart & Stevenson Services Inc.                             109,440
                                             1,500   Sun Hydraulics, Inc.                                           32,070
                                             2,500   T-3 Energy Services Inc. (a)                                   39,625
                                               765   TRM Corp. (a)                                                   5,148
                                             1,500   Technology Research Corp.                                      10,905
                                             1,600   Tecumseh Products Co. Class A                                  39,264

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             2,300   Teleflex, Inc.                                         $      164,749
                                               500   Tennant Co.                                                    26,160
                                             2,500   Tenneco, Inc. (a)                                              54,225
                                             3,104   Terex Corp. (a)                                               245,961
                                             2,500   ThermoGenesis Corp. (a)                                        10,075
                                             5,400   Timken Co.                                                    174,258
                                             2,700   Trinity Industries, Inc.                                      146,853
                                               800   Triumph Group, Inc. (a)                                        35,408
                                             2,500   TurboChef Technologies, Inc. (a)(f)                            30,500
                                               100   Twin Disc, Inc.                                                 5,454
                                             2,100   Tyler Technologies, Inc. (a)                                   23,100
                                             7,540   Valhi, Inc.                                                   133,458
                                             1,100   Valmont Industries, Inc.                                       46,244
                                               800   Watsco, Inc.                                                   56,840
                                             1,900   Watts Water Technologies, Inc. Class A                         69,046
                                               700   Woodhead Industries, Inc.                                      11,620
                                             1,800   Woodward Governor Co.                                          59,850
                                             1,100   X-Rite, Inc.                                                   14,608
                                                                                                            --------------
                                                                                                                 9,102,629
--------------------------------------------------------------------------------------------------------------------------
Railroads & Shipping - 0.4%                  2,700   Alexander & Baldwin, Inc.                                     128,736
                                               500   American Commercial Lines, Inc. (a)                            23,600
                                             4,600   Diamondhead Casino Corp. (a)                                   11,822
                                             1,800   Florida East Coast Industries, Inc.                            97,020
                                             1,500   Freightcar America, Inc.                                       95,400
                                             2,800   GATX Corp.                                                    115,612
                                             1,600   General Maritime Corp.                                         53,344
                                             1,950   Genesee & Wyoming, Inc. Class A (a)                            59,826
                                             1,900   Greenbrier Cos., Inc.                                          76,095
                                               100   Hornbeck Offshore Services, Inc. (a)                            3,607
                                               300   International Shipholding Corp. (a)                             4,620
                                             3,700   Kansas City Southern (a)                                       91,390
                                             2,100   Maritrans, Inc.                                                51,303
                                             1,300   Martin Midstream Partners LP                                   40,560
                                             5,300   OMI Corp. New Shares                                           95,506
                                             2,300   Overseas Shipholding Group                                    110,239
                                             2,100   RailAmerica, Inc. (a)                                          22,386
                                             1,800   SCS Transportation, Inc. (a)                                   52,398
                                             1,800   Ship Finance International Ltd.                                30,888
                                             2,100   Westinghouse Air Brake Technologies Corp.                      68,460
                                                                                                            --------------
                                                                                                                 1,232,812
--------------------------------------------------------------------------------------------------------------------------
Real Property - 5.2%                         4,800   AMB Property Corp.                                            260,496
                                             3,200   Acadia Realty Trust                                            75,360
                                             2,400   Affordable Residential Communities                             25,200
                                               200   Alexander's, Inc. (a)                                          57,800
                                             1,100   Alexandria Real Estate Equities, Inc.                         104,863
                                             2,700   America Retirement Corp. (a)                                   69,174
                                               400   American Land Lease, Inc.                                      10,940
                                               500   American Mortgage Acceptance Co.                                8,025
                                             1,800   American Real Estate Partners LP                               82,980
                                               500   American Realty Investors, Inc. (a)                             4,380
                                             4,400   Amerivest Properties, Inc.                                     19,448

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             7,700   Annaly Mortgage Management, Inc.                       $       93,478
                                             3,200   Anthracite Capital, Inc.                                       35,136
                                             2,700   Anworth Mortgage Asset Corp.                                   21,222
                                             4,250   Arden Realty, Inc.                                            191,803
                                             6,300   Associated Estates Realty Corp.                                70,875
                                             4,545   AvalonBay Communities, Inc.                                   495,860
                                               500   Avatar Holdings, Inc. (a)(f)                                   30,500
                                             3,235   BRE Properties                                                181,160
                                               300   BRT Realty Trust                                                7,668
                                             1,000   Bedford Property Investors Inc.                                26,930
                                               400   Big 5 Sporting Goods Corp.                                      7,832
                                               600   BioMed Realty Trust, Inc.                                      17,784
                                             1,000   Boykin Lodging Co. (a)                                         11,290
                                             4,514   Brandywine Realty Trust                                       143,365
                                             3,900   CB Richard Ellis Group, Inc. (a)                              314,730
                                             4,300   CBL & Associates Properties, Inc.                             182,535
                                               400   California Coastal Communities, Inc. (a)                       14,840
                                             3,557   Camden Property Trust                                         256,282
                                             8,100   Capital Title Group, Inc.                                      62,451
                                             2,500   Capstead Mortgage Corp.                                        17,625
                                             4,000   CarrAmerica Realty Corp.                                      178,440
                                             1,100   Cedar Shopping Centers, Inc.                                   17,424
                                               600   CentraCore Properties Trust                                    15,030
                                             2,500   Colonial Properties Trust                                     125,325
                                             3,091   Commercial Net Lease Realty                                    72,020
                                             2,000   Corporate Office Properties Trust                              91,480
                                             2,300   Cousins Properties, Inc.                                       76,889
                                             7,500   Crescent Real Estate EQT Co.                                  158,025
                                             5,883   Developers Diversified Realty Corp.                           322,094
                                             8,875   Duke Realty Corp.                                             336,806
                                             1,200   Eastgroup Properties Inc.                                      56,928
                                               900   Education Realty Trust, Inc.                                   13,770
                                             1,800   Entertainment Properties Trust                                 75,564
                                             5,200   Equity Inns, Inc.                                              84,240
                                             1,600   Equity Lifestyle Properties, Inc.                              79,600
                                             2,955   Equity One, Inc.                                               72,575
                                             1,400   Essex Property Trust, Inc.                                    152,222
                                             3,340   Federal Realty Investment Trust                               251,168
                                             3,500   FelCor Lodging Trust, Inc.                                     73,850
                                             7,200   Fieldstone Investment Corp.                                    84,960
                                             1,127   First Acceptance Corp. (a)                                     14,989
                                             3,000   First Industrial Realty Trust, Inc.                           128,070
                                             1,100   First Potomac Realty Trust                                     31,075
                                             6,100   Forest City Enterprises, Inc. Class A                         287,615
                                             1,400   GMH Communities Trust                                          16,296
                                            15,030   General Growth Properties, Inc.                               734,516
                                             1,000   Getty Realty Corp.                                             29,100
                                             2,400   Gladstone Commercial Corp.                                     48,600
                                             1,100   Glenborough Realty Trust, Inc.                                 23,925
                                             2,700   Glimcher Realty Trust                                          76,680

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             3,200   Global Signal, Inc.                                    $      157,440
                                             4,200   Government Properties Trust, Inc.                              40,068
                                               322   Grubb & Ellis Co. (a)                                           4,250
                                            12,600   HRPT Properties Trust                                         147,924
                                             8,200   Health Care Property Investors, Inc.                          232,880
                                             3,300   Health Care REIT, Inc.                                        125,730
                                             3,000   Healthcare Realty Trust, Inc.                                 112,140
                                               100   Heartland Partners LP Class A (a)                                 172
                                             2,000   Heritage Property Investment Trust                             79,180
                                             2,900   Highland Hospitality Corp.                                     36,859
                                             3,750   Highwoods Properties, Inc.                                    126,488
                                             2,000   Home Properties, Inc.                                         102,200
                                            10,424   Homestore, Inc. (a)                                            68,381
                                             3,805   Hospitality Properties Trust                                  166,164
                                            20,200   Host Marriott Corp.                                           432,280
                                             5,700   IMPAC Mortgage Holdings, Inc.                                  54,948
                                             2,100   Inland Real Estate Corp.                                       34,251
                                             2,500   Innkeepers USA Trust                                           42,375
                                             2,600   Investors Real Estate Trust                                    24,804
                                             6,600   iStar Financial, Inc.                                         252,648
                                             1,900   Jones Lang LaSalle, Inc.                                      145,426
                                             1,400   Kilroy Realty Corp.                                           108,164
                                               900   LTC Properties, Inc.                                           20,934
                                             1,700   LaSalle Hotel Properties                                       69,700
                                             1,700   Lexington Corporate Properties Trust                           35,445
                                             4,160   Liberty Property Trust                                        196,186
                                             4,670   Luminent Mortgage Capital, Inc.                                37,874
                                             4,800   MFA Mortgage Investments, Inc.                                 30,480
                                             3,400   The Macerich Co.                                              251,430
                                             3,500   Mack-Cali Realty Corp.                                        168,000
                                             2,500   Maguire Properties, Inc.                                       91,250
                                             4,700   Meristar Hospitality Corp. (a)                                 48,786
                                             1,200   Mid-America Apartment Communities, Inc.                        65,700
                                             3,400   The Mills Corp.                                                95,200
                                             1,100   Mission West Properties                                        12,925
                                             1,600   National Health Investors, Inc.                                40,640
                                               600   National Health Realty, Inc.                                   11,952
                                             4,000   Nationwide Health Properties, Inc.                             86,000
                                             3,545   New Century Financial Corp.                                   163,141
                                             5,900   New Plan Excel Realty Trust                                   153,046
                                             2,505   Newcastle Investment Corp.                                     59,920
                                             6,300   NorthStar Realty Finance Corp.                                 68,985
                                             1,700   Novastar Financial, Inc. (f)                                   56,848
                                             3,000   Omega Healthcare Investors, Inc.                               42,060
                                               200   Origen Financial, Inc.                                          1,216
                                               900   Orleans Homebuilders, Inc.                                     18,234
                                               700   PS Business Parks, Inc.                                        39,144
                                             2,809   Pan Pacific Retail Properties, Inc.                           199,158
                                               800   Parkway Properties, Inc.                                       34,944
                                             2,099   Pennsylvania Real Estate Investment Trust                      92,356

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             2,400   Post Properties, Inc.                                  $      106,800
                                             1,500   RAIT Investment Trust                                          42,360
                                             1,000   Ramco-Gershenson Properties Trust                              30,270
                                             1,300   Reading International, Inc. Class A (a)                        10,543
                                             5,000   Realty Income Corp.                                           121,050
                                             4,870   Reckson Associates Realty Corp.                               223,143
                                             1,500   Redwood Trust, Inc.                                            64,980
                                             3,500   Regency Centers Corp.                                         235,165
                                             2,600   SL Green Realty Corp.                                         263,900
                                             1,000   Saul Centers, Inc.                                             43,910
                                             1,500   Saxon Capital Inc.                                             15,660
                                             3,200   Senior Housing Properties Trust                                57,920
                                             2,900   Shurgard Storage Centers, Inc.                                193,227
                                               800   Sizeler Property Investors, Inc.                               11,808
                                               900   Sovran Self Storage, Inc.                                      49,680
                                             2,900   Spirit Finance Corp.                                           35,380
                                             4,500   The St. Joe Co.                                               282,780
                                             1,600   Stonemor Partners LP                                           33,456
                                             3,300   Strategic Hotel Capital, Inc.                                  76,824
                                               200   Stratus Properties, Inc. (a)                                    4,900
                                             1,000   Sun Communities, Inc.                                          35,350
                                             1,795   Sunset Financial Resources, Inc.                               16,388
                                             3,200   Sunstone Hotel Investors, Inc.                                 92,704
                                             2,700   Tanger Factory Outlet Centers, Inc.                            92,907
                                             2,900   Taubman Centers, Inc.                                         120,843
                                             5,455   Thornburg Mortgage, Inc. (f)                                  147,612
                                             2,100   Toreador Resources Corp. (a)                                   65,331
                                             1,000   The Town & Country Trust                                       40,590
                                             2,100   Trammell Crow Co. (a)                                          74,886
                                               100   Transcontinental Realty Investors, Inc. (a)                     1,730
                                             7,900   Trizec Properties, Inc.                                       203,267
                                             3,400   Trustreet Properties, Inc.                                     51,646
                                             1,300   U-Store-It Trust                                               26,195
                                             7,565   United Dominion Realty Trust, Inc.                            215,905
                                             1,500   Universal Health Realty Income Trust                           54,795
                                             1,300   Urstadt Biddle Properties, Inc.                                22,620
                                               900   Urstadt Biddle Properties, Inc. Class A                        16,200
                                             6,500   Ventas, Inc.                                                  215,670
                                             2,000   Washington Real Estate Investment Trust                        72,640
                                             5,375   Weingarten Realty Investors                                   219,031
                                             1,300   Winston Hotels, Inc.                                           14,781
                                                                                                            --------------
                                                                                                                15,022,481
--------------------------------------------------------------------------------------------------------------------------
Retail - 2.8%                                  600   1-800 Contacts, Inc. (a)                                        8,070
                                             3,670   1-800-FLOWERS.COM, Inc. Class A (a)                            26,057
                                             3,966   99 Cents Only Stores (a)                                       53,779
                                             1,100   AC Moore Arts & Crafts, Inc. (a)                               20,240
                                             2,275   Aaron Rents, Inc.                                              61,812
                                             3,400   Abercrombie & Fitch Co. Class A                               198,220
                                               600   Able Energy, Inc. (a)                                           4,632
                                             4,400   Advance Auto Parts                                            183,216
                                             1,300   Alloy, Inc. (a)                                                17,433

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             6,010   American Eagle Outfitters                              $      179,459
                                             2,175   AnnTaylor Stores Corp. (a)                                     80,018
                                               200   Arden Group, Inc. Class A                                      18,586
                                               400   Asbury Automotive Group, Inc. (a)                               7,888
                                             1,800   BJ's Wholesale Club, Inc. (a)                                  56,718
                                             2,400   Barnes & Noble, Inc.                                          111,000
                                               151   Blair Corp.                                                     6,253
                                               400   Bluegreen Corp. (a)                                             5,288
                                             2,100   The Bombay Co., Inc. (a)                                        6,930
                                             1,000   The Bon-Ton Stores, Inc.                                       32,350
                                             4,500   Borders Group, Inc.                                           113,580
                                             3,297   Brightpoint, Inc. (a)                                         102,405
                                             2,200   Build-A-Bear Workshop, Inc. (a)                                67,430
                                             2,700   Burlington Coat Factory Warehouse Corp.                       122,715
                                             6,000   Carmax, Inc. (a)                                              196,080
                                             3,000   Casey's General Stores, Inc.                                   68,610
                                             5,800   Casual Male Retail Group, Inc. (a)                             56,492
                                             1,950   The Cato Corp. Class A                                         46,527
                                             1,100   Central Garden and Pet Co. (a)                                 58,454
                                             1,500   Charlotte Russe Holding, Inc. (a)                              32,100
                                             6,855   Charming Shoppes, Inc. (a)                                    101,934
                                             8,100   Chico's FAS, Inc. (a)                                         329,184
                                             1,605   The Children's Place Retail Stores, Inc. (a)                   92,930
                                             2,238   Christopher & Banks Corp.                                      51,944
                                             5,300   Claire's Stores, Inc.                                         192,443
                                             5,370   Coldwater Creek, Inc. (a)                                     149,286
                                             2,200   Cost Plus, Inc. (a)                                            37,620
                                               200   DEB Shops, Inc.                                                 5,940
                                             2,899   dELiA*s, Inc. (a)                                              27,077
                                             2,500   DSW, Inc. Class A (a)                                          78,300
                                             6,605   Dollar Tree Stores, Inc. (a)                                  182,760
                                             2,653   Dress Barn, Inc. (a)                                          127,211
                                             3,400   drugstore.com, Inc. (a)                                        10,506
                                             2,200   Escala Group, Inc. (a)(f)                                      57,618
                                             2,400   The Finish Line, Inc. Class A                                  39,480
                                               200   Flanigan's Enterprises, Inc.                                    1,992
                                             9,000   Foot Locker, Inc.                                             214,920
                                             2,250   Fred's, Inc.                                                   29,835
                                             2,200   GameStop Corp. Class A (a)                                    103,708
                                             1,400   Gander Mountain Co. (a)(f)                                     13,188
                                             1,300   Genesco, Inc. (a)                                              50,557
                                             2,400   Great Atlantic & Pacific Tea Co. (a)                           83,832
                                             1,500   Guitar Center, Inc. (a)                                        71,550
                                             2,900   Gymboree Corp. (a)                                             75,516
                                             2,850   HOT Topic, Inc. (a)                                            41,325
                                             4,500   Hancock Fabrics, Inc.                                          16,380
                                             3,800   Insight Enterprises, Inc. (a)                                  83,638
                                             1,365   Jo-Ann Stores, Inc. (a)(f)                                     18,373
                                             1,100   Kirkland's, Inc. (a)                                            7,769
                                             2,200   Longs Drug Stores Corp.                                       101,816
                                             3,400   Men's Wearhouse, Inc.                                         122,196

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             7,800   Michaels Stores, Inc.                                  $      293,124
                                             2,295   Movie Gallery, Inc. (f)                                         6,931
                                             6,310   O'Reilly Automotive, Inc. (a)                                 230,694
                                             1,200   Overstock.com, Inc. (a)(f)                                     35,784
                                             1,500   PC Connection, Inc. (a)                                         8,640
                                             3,400   PEP Boys-Manny, Moe & Jack                                     51,374
                                             8,700   PETsMART, Inc.                                                244,818
                                             4,325   Pacific Sunwear of California, Inc. (a)                        95,842
                                             3,700   Pathmark Stores, Inc. (a)                                      38,702
                                               800   Payless Shoesource, Inc. (a)                                   18,312
                                             3,400   Petco Animal Supplies, Inc. (a)                                80,138
                                             4,900   Pier 1 Imports, Inc.                                           56,889
                                               750   Pricesmart, Inc. (a)                                            5,978
                                             4,800   Rent-A-Center, Inc. (a)                                       122,832
                                             2,000   Retail Ventures, Inc. (a)                                      29,320
                                            27,600   Rite Aid Corp. (a)                                            110,400
                                             8,700   Ross Stores, Inc.                                             253,953
                                             2,600   Ruddick Corp.                                                  63,206
                                               200   Ruth's Chris Steak House, Inc. (a)                              4,762
                                             8,000   Saks, Inc.                                                    154,400
                                             1,800   School Specialty, Inc. (a)                                     62,100
                                               900   Sharper Image Corp. (a)(f)                                     11,529
                                               700   Shoe Carnival, Inc. (a)                                        17,486
                                             2,350   Stamps.com, Inc. (a)                                           82,861
                                             1,700   Stein Mart, Inc.                                               29,614
                                               700   Systemax, Inc. (a)                                              5,054
                                             3,400   Talbots, Inc.                                                  91,358
                                             2,200   Texas Roadhouse, Inc. Class A (a)                              37,598
                                             2,900   Too, Inc. (a)                                                  99,615
                                             2,700   Tractor Supply Co. (a)                                        179,118
                                             2,400   Tuesday Morning Corp.                                          55,416
                                               400   Unifirst Corp.                                                 13,288
                                             1,900   United Stationers, Inc. (a)                                   100,890
                                             7,100   Urban Outfitters, Inc. (a)                                    174,234
                                               500   VSI Holdings, Inc. (a)                                              0
                                             1,700   Weis Markets, Inc.                                             75,769
                                             2,400   West Marine, Inc. (a)                                          36,024
                                             4,675   The Wet Seal, Inc. Class A (a)(f)                              31,089
                                             4,800   Williams-Sonoma, Inc.                                         203,520
                                             1,300   Wilsons The Leather Experts Inc. (a)                            5,070
                                             2,300   Yankee Candle Co., Inc.                                        62,951
                                             3,900   Zale Corp. (a)                                                109,317
                                             1,500   Zumiez, Inc. (a)                                               91,650
                                                                                                            --------------
                                                                                                                 7,944,820
--------------------------------------------------------------------------------------------------------------------------
Soaps & Cosmetics - 0.2%                     1,700   Chattem, Inc. (a)                                              64,005
                                             3,600   Church & Dwight Co., Inc.                                     132,912
                                             1,600   Elizabeth Arden, Inc. (a)                                      37,312
                                             1,200   Inter Parfums, Inc.                                            23,916
                                             4,300   Nu Skin Enterprises, Inc. Class A                              75,379
                                             1,500   Parlux Fragrances, Inc. (a)(f)                                 48,375
                                             3,600   Playtex Products, Inc. (a)                                     37,692
                                            16,792   Revlon, Inc. Class A (a)                                       53,063
                                               100   Steiner Leisure Ltd. (a)                                        4,050
                                                                                                            --------------
                                                                                                                   476,704
--------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
Steel - 0.5%                                 6,500   AK Steel Holding Corp. (a)                             $       97,500
                                               200   Ampco-Pittsburgh Corp.                                          4,000
                                             1,200   Carpenter Technology Corp.                                    113,424
                                             1,300   Chaparral Steel Co. (a)                                        84,396
                                             1,200   Cleveland-Cliffs, Inc.                                        104,544
                                             1,400   Cold Metal Products, Inc. (a)                                       1
                                               600   Friedman Industries                                             5,580
                                             1,700   Gibraltar Industries, Inc.                                     50,082
                                               600   NS Group, Inc. (a)                                             27,618
                                               300   Northwest Pipe Co. (a)                                          9,105
                                             1,705   Olympic Steel, Inc.                                            51,457
                                               500   Omega Flex, Inc. (a)                                            9,525
                                             2,100   Oregon Steel Mills, Inc. (a)                                  107,457
                                             1,500   Quanex Corp.                                                   99,945
                                               600   Roanoke Electric Steel Corp.                                   19,380
                                             2,800   Ryerson, Inc.                                                  74,928
                                             2,750   Schnitzer Steel Industries, Inc. Class A                      117,837
                                               400   Shiloh Industries, Inc. (a)                                     7,700
                                             2,800   Steel Dynamics, Inc.                                          158,844
                                             2,000   Steel Technologies, Inc.                                       48,600
                                             4,700   Worthington Industries, Inc.                                   94,282
                                                                                                            --------------
                                                                                                                 1,286,205
--------------------------------------------------------------------------------------------------------------------------
Telephone - 2.4%                             1,680   Adtran, Inc.                                                   43,982
                                             8,700   Airspan Networks, Inc. (a)                                     58,725
                                             6,800   Alaska Communications Systems Group, Inc.                      82,484
                                            25,353   American Tower Corp. Class A (a)                              768,703
                                             3,305   Applied Digital Solutions, Inc. (a)                             9,518
                                               600   Applied Innovation, Inc. (a)                                    2,574
                                               700   Applied Signal Technology, Inc.                                13,881
                                               200   Atlantic Tele-Network Inc.                                     11,400
                                             2,200   Autobytel, Inc. (a)                                            10,604
                                             2,900   Boston Communications Group (a)                                 7,685
                                               800   CT Communications, Inc.                                        10,872
                                             2,000   Carrier Access Corp. (a)                                       12,040
                                             4,600   Centennial Communications Corp.                                33,718
                                            12,400   Cincinnati Bell, Inc. (a)                                      56,048
                                             1,900   Commonwealth Telephone Enterprises, Inc.                       65,455
                                             2,100   Consolidated Communications Holdings, Inc.                     34,167
                                            12,386   Covad Communications Group, Inc. (a)                           23,905
                                            13,440   Crown Castle International Corp. (a)                          381,024
                                             3,699   D&E Communications, Inc.                                       41,577
                                             2,000   Ditech Communications Corp. (a)                                20,900
                                            11,200   Dobson Communications Corp. Class A (a)                        89,712
                                               815   Equinix, Inc. (a)                                              52,339
                                             7,200   Extreme Networks Inc. (a)                                      36,144
                                             2,100   FairPoint Communications, Inc.                                 29,022
                                                 1   Fibernet Telecom Group, Inc. (a)                                    3
                                            23,500   Finisar Corp. (a)                                             116,325
                                             5,900   First Avenue Networks, Inc. (a)                                51,979
                                             4,500   Fusion Telecommunications International, Inc. (a)              12,150
                                             3,400   General Communication Inc. Class A (a)                         41,106

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             2,195   Global Crossing Ltd. (a)                               $       58,167
                                                 6   GoAmerica, Inc. (a)                                                20
                                               100   Hector Communications Corp.                                     2,970
                                               800   HickoryTech Corp.                                               6,744
                                             1,600   ID Systems, Inc. (a)                                           40,000
                                             3,300   IDT Corp. Class B (a)                                          36,531
                                             3,000   InPhonic, Inc. (a)(f)                                          20,970
                                             2,500   Inter-Tel, Inc.                                                53,600
                                             3,200   Interdigital Communications Corp. (a)                          78,464
                                               300   Iowa Telecommunications Services, Inc.                          5,724
                                               100   j2 Global Communications, Inc. (a)                              4,700
                                             3,600   Leap Wireless International, Inc. (a)                         156,924
                                            39,780   Level 3 Communications, Inc. (a)(f)                           206,060
                                           168,845   Liberty Media Corp. Class A (a)                             1,386,217
                                               300   NET2000 Communications, Inc. (a)                                    0
                                             8,800   NII Holdings, Inc. (a)                                        518,936
                                            13,555   NTL, Inc.                                                     394,586
                                            14,965   Nextel Partners, Inc. Class A (a)                             423,809
                                               600   North Pittsburgh Systems, Inc.                                 14,004
                                             2,886   Novatel Wireless, Inc. (a)                                     25,830
                                               247   Optical Cable Corp. (a)                                         1,282
                                             3,420   Price Communications Corp. (a)                                 60,500
                                            29,100   Primus Telecommunications GP (a)(f)                            22,148
                                             1,200   RCN Corp. (a)                                                  31,080
                                            14,400   Sonus Networks, Inc. (a)                                       78,912
                                               390   Stratos International, Inc. (a)                                 3,155
                                             4,200   SunCom Wireless Holdings, Inc. Class A (a)                      8,106
                                               700   SureWest Communications                                        16,884
                                             2,700   Syniverse Holdings, Inc. (a)                                   42,660
                                             2,933   Talk America Holdings, Inc. (a)                                25,018
                                             2,900   Telephone & Data Systems, Inc.                                114,376
                                             3,400   Telephone & Data Systems, Inc. (Special Shares)               128,350
                                               200   Telular Corp. (a)                                                 648
                                             5,800   Terremark Worldwide, Inc. (a)                                  49,300
                                             7,000   Time Warner Telecom, Inc. Class A (a)                         125,650
                                                 4   Trinsic, Inc. (a)                                                   2
                                               175   Tut Systems, Inc. (a)                                             544
                                             5,500   US Cellular Corp. (a)                                         326,480
                                               500   US LEC Corp. Class A (a)                                        1,340
                                             1,600   USA Mobility, Inc.                                             45,568
                                             5,400   Ubiquitel, Inc. (a)                                            54,540
                                             1,700   Ulticom, Inc. (a)                                              18,275
                                             6,000   Utstarcom, Inc. (a)                                            37,740
                                             3,800   Valor Communications Group, Inc.                               50,008
                                             1,500   Warwick Valley Telephone Co.                                   32,400
                                                                                                            --------------
                                                                                                                 6,827,264
--------------------------------------------------------------------------------------------------------------------------
Tires & Rubber Goods - 0.1%                    200   American Biltrite, Inc. (a)                                     2,296
                                             1,100   Bandag, Inc.                                                   46,057
                                             1,900   Carlisle Cos., Inc.                                           155,420
                                             1,000   SRI/Surgical Express, Inc. (a)                                  5,890
                                                                                                            --------------
                                                                                                                   209,663
--------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                               5,100   Alliance One International, Inc.                       $       24,786
                                             4,100   Loews Corp. - Carolina Group                                  193,807
                                             1,000   M&F Worldwide Corp. (a)                                        14,280
                                               900   Schweitzer-Mauduit International, Inc.                         21,600
                                             1,845   Universal Corp.                                                67,841
                                             4,160   Vector Group Ltd.                                              79,290
                                                                                                            --------------
                                                                                                                   401,604
--------------------------------------------------------------------------------------------------------------------------
Travel & Recreation - 2.1%                   4,038   All-American SportPark, Inc. (a)                                1,252
                                             1,200   Ambassadors Group, Inc.                                        30,480
                                             1,300   Amerco, Inc. (a)                                              128,661
                                               100   American Classic Voyages Co. (a)                                    0
                                             3,800   Ameristar Casinos, Inc.                                        98,002
                                             2,200   Aztar Corp. (a)                                                92,378
                                             3,000   Bally Technologies, Inc. (a)                                   50,970
                                             4,800   Bally Total Fitness Holding Corp. (a)                          44,976
                                             5,000   Boyd Gaming Corp.                                             249,700
                                               600   Buckhead America Corp. (a)                                          6
                                             2,600   CKX, Inc. (a)                                                  33,982
                                             4,200   Callaway Golf Co.                                              72,240
                                             2,400   Cedar Fair, LP                                                 70,200
                                             4,800   Choice Hotels International, Inc.                             219,744
                                             1,800   Dick's Sporting Goods, Inc. (a)                                71,406
                                             1,500   Dollar Thrifty Automotive Group (a)                            68,100
                                             2,944   Dover Downs Gaming & Entertainment, Inc.                       64,061
                                             5,600   Empire Resorts, Inc. (a)                                       28,952
                                            20,777   Expedia, Inc. (a)                                             421,150
                                             1,000   Full House Resorts, Inc. (a)                                    3,250
                                               300   Great Wolf Resorts, Inc. (a)                                    3,477
                                               800   Hudson Hotels Corp. (a)                                             8
                                            12,000   Jameson Inns, Inc. (a)                                         29,400
                                             1,392   K2, Inc. (a)                                                   17,470
                                             1,500   Kerzner International Ltd. (a)                                116,730
                                            21,200   Las Vegas Sands Corp. (a)                                   1,201,192
                                             1,100   Life Time Fitness, Inc. (a)                                    51,535
                                            17,600   MGM Mirage (a)                                                758,384
                                             3,400   MTR Gaming Group, Inc. (a)                                     35,020
                                               900   Marcus Corp.                                                   17,955
                                               600   Marine Products Corp.                                           6,594
                                             2,300   Mikohn Gaming Corp. (a)                                        22,011
                                             1,100   Monarch Casino & Resort, Inc. (a)                              31,229
                                             2,200   Multimedia Games, Inc. (a)(f)                                  32,736
                                             2,100   Orient Express Hotels Ltd. 'A'                                 82,383
                                             3,400   Pinnacle Entertainment, Inc. (a)                               95,778
                                             2,300   President Casinos, Inc. (a)                                       230
                                               300   Red Lion Hotels Corp. (a)                                       3,990
                                             1,200   Rent-Way, Inc. (a)                                              8,652
                                            14,200   Royal Caribbean Cruises Ltd.                                  596,684
                                             3,350   SCP Pool Corp.                                                157,148
                                             5,500   Scientific Games Corp. Class A (a)                            193,215
                                             2,643   Shuffle Master, Inc. (a)                                       94,461

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Common Stocks                                               Value
--------------------------------------------------------------------------------------------------------------------------
                                             6,900   Silverleaf Resorts, Inc. (a)                           $       20,700
                                             5,300   Six Flags, Inc. (a)(f)                                         53,954
                                               200   Sonesta International Hotels Class A                            5,050
                                             2,300   Speedway Motorsports, Inc.                                     87,883
                                             1,592   The Sports Authority, Inc. (a)                                 58,745
                                             3,600   Station Casinos, Inc.                                         285,732
                                             1,200   Stellent, Inc.                                                 14,232
                                             3,700   Sunterra Corp. (a)                                             52,836
                                             1,400   Travelzoo, Inc. (a)(f)                                         27,412
                                             1,700   Vail Resorts, Inc. (a)                                         64,974
                                             1,800   WMS Industries, Inc. (a)                                       54,180
                                                                                                            --------------
                                                                                                                 6,031,490
--------------------------------------------------------------------------------------------------------------------------
Trucking & Freight - 1.0%                    1,500   Arkansas Best Corp.                                            58,680
                                               300   BancTrust Financial Group, Inc.                                 6,645
                                             9,300   CH Robinson Worldwide, Inc.                                   456,537
                                             1,700   CNF, Inc.                                                      84,898
                                             2,550   Celadon Group, Inc. (a)                                        55,819
                                             1,100   Central Freight Lines, Inc. (a)                                 2,145
                                               900   Covenant Transport, Inc. Class A (a)                           13,140
                                             5,705   Expeditors International Washington, Inc.                     492,855
                                             1,900   Forward Air Corp.                                              70,851
                                               800   Frozen Food Express Industries (a)                              8,360
                                             2,000   HUB Group, Inc. Class A (a)                                    91,160
                                             4,581   Heartland Express, Inc.                                        99,820
                                             7,100   Hythiam, Inc. (a)                                              65,249
                                             9,400   JB Hunt Transport Services, Inc.                              202,476
                                             4,500   Knight Transportation, Inc.                                    88,875
                                             6,610   Laidlaw International, Inc.                                   179,792
                                             4,400   Landstar System, Inc.                                         194,128
                                             1,237   Marten Transport Ltd. (a)                                      22,377
                                             2,062   Old Dominion Freight Line Inc. (a)                             55,571
                                               400   PAM Transportation Services (a)                                 9,860
                                             2,200   Pacer International, Inc.                                      71,896
                                             1,100   Quality Distribution, Inc. (a)                                 14,333
                                             3,300   Sirva, Inc. (a)                                                28,149
                                             4,670   Swift Transportation Co., Inc. (a)                            101,479
                                             1,700   US Xpress Enterprises, Inc. Class A (a)                        33,099
                                             1,900   USA Truck, Inc. (a)                                            46,778
                                             4,200   UTI Worldwide, Inc.                                           132,720
                                               400   Universal Truckload Services, Inc. (a)                         10,020
                                             1,800   Wabash National Corp.                                          35,550
                                             4,400   Werner Enterprises, Inc.                                       80,828
                                             1,629   Yellow Roadway Corp. (a)                                       62,000
                                                                                                            --------------
                                                                                                                 2,876,090
--------------------------------------------------------------------------------------------------------------------------
                                                     Total Common Stocks
                                                     (Cost - $166,018,739) - 84.1%                             240,864,916
--------------------------------------------------------------------------------------------------------------------------

                                                     Preferred Stocks
--------------------------------------------------------------------------------------------------------------------------
Telephone - 0.0%                                50   ATSI Communications, Inc. Series H (a)(g)                          19
--------------------------------------------------------------------------------------------------------------------------
                                                     Total Preferred Stocks
                                                     (Cost - $200) - 0.0%                                               19
--------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

                                            Shares
Industry                                      Held   Rights                                                      Value
--------------------------------------------------------------------------------------------------------------------------
Real Property - 0.0%                           529   Winthrop Realty Trust (h)                              $            0
--------------------------------------------------------------------------------------------------------------------------
                                                     Total Rights (Cost - $0) -  0.0%                                    0
--------------------------------------------------------------------------------------------------------------------------

                                                     Warrants (d)
--------------------------------------------------------------------------------------------------------------------------
Telephone - 0.0%                               121   Optical Cable Corp. (expires 10/24/2007)                           37
--------------------------------------------------------------------------------------------------------------------------
                                                     Total Warrants (Cost - $0) - 0.0%                                  37
--------------------------------------------------------------------------------------------------------------------------

                                                     Other Interests (e)
--------------------------------------------------------------------------------------------------------------------------
Energy & Utilities - 0.0%                      600   PetroCorp Incorporated (Escrow Shares)                              0
--------------------------------------------------------------------------------------------------------------------------
                                                     Total Other Interests
                                                     (Cost - $0) - 0.0%                                                  0
--------------------------------------------------------------------------------------------------------------------------

                                        Beneficial
                                          Interest   Short-Term Securities
--------------------------------------------------------------------------------------------------------------------------
                                      $ 34,855,361   Merrill Lynch Liquidity Series, LLC
                                                     Cash Sweep Series I, 4.56% (b)(j)                          34,855,361
                                        17,945,964   Merrill Lynch Liquidity Series, LLC
                                                     Money Market Series, 4.75% (b)(c)(j)                       17,945,964
--------------------------------------------------------------------------------------------------------------------------
                                                     Total Short-Term Securities
                                                     (Cost - $52,801,325) - 18.4%                               52,801,325
--------------------------------------------------------------------------------------------------------------------------
                                                     Total Investments
                                                     (Cost - $218,820,264+) - 102.5%                           293,666,297

                                                     Liabilities in Excess of Other Assets - (2.5%)             (7,166,616)
                                                                                                            --------------
                                                     Net Assets - 100.0%                                    $  286,499,681
                                                                                                            ==============

+ The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 219,695,699
                                                                  =============
      Gross unrealized appreciation                               $  85,762,731
      Gross unrealized depreciation                                 (11,792,133)
                                                                  -------------
      Net unrealized appreciation                                 $  73,970,598
                                                                  =============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ---------------------------------------------------------------------------------------
                                                                        Net          Interest
      Affiliate                                                      Activity         Income
      ---------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I      $ 17,248,895     $ 276,366
      Merrill Lynch Liquidity Series, LLC Money Market Series      $  3,118,830     $  39,024
      ---------------------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.
(d) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(f)   Security, or a portion of security, is on loan.
(g)   Convertible security.
(h)   The rights may be exercised until April 14, 2006.
(i)   Depositary receipts.
(j)   Variable rate security.

Master Extended Market Index Series
Schedule of Investments as of March 31, 2006

o Financial futures contracts purchased as of March 31, 2006 were as follows:

      ---------------------------------------------------------------------------------------------
      Number of                                                                         Unrealized
      Contracts           Issue               Expiration Date        Face Value        Appreciation
      ---------------------------------------------------------------------------------------------
          41        Russell 2000 Index           June 2006          $ 15,187,274       $    634,626
          73        S&P MidCap 400 Index         June 2006          $ 28,391,910            749,690
      ---------------------------------------------------------------------------------------------
      Total Unrealized Appreciation - Net                                              $  1,384,316
                                                                                       ============

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Extended Market Index Series of Quantitative Master Series Trust

Date: May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Extended Market Index Series of Quantitative Master Series Trust

Date: May 22, 2006


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke
    Chief Financial Officer
    Master Extended Market Index Series of Quantitative Master Series Trust

Date: May 22, 2006